As filed with the Securities and Exchange Commission on April 30, 2002
                                                               File No 333-73390


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 1
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

               Columbus Life Insurance Company Separate Account 1
                              (Exact Name of Trust)

                         Columbus Life Insurance Company
                               (Name of Depositor)

                             400 East Fourth Street
                             Cincinnati, Ohio 45202
          (Complete Address of Depositor's Principal Executive Offices)

                  Please send copies of all communications to:

      DONALD J. WUEBBLING, ESQ.                          ELISABETH DAHL, ESQ.
   Columbus Life Insurance Company                              M.S. 32
       400 East Fourth Street                                400 Broadway
       Cincinnati, Ohio 45202                           Cincinnati, Ohio 4520
(Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

 /X/ On May 1, 2002 pursuant to paragraph (b).

 / / 60 days after filing pursuant to paragraph (a)(1).

 / / On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      An Indefinite Amount of Interests in
            Columbus Life Insurance Company Separate Account 1 Under
              Legacy Survivorship Variable Universal Life Policies
                     (Title of Securities Being Registered)

                     RECONCILIATION AND TIE BETWEEN ITEMS IN
                         FORM N-8B-2 AND THE PROSPECTUS

                         COLUMBUS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT 1



------------------------------------- -----------------------------------------
FORM N-8B-2*                          CAPTION IN PROSPECTUS**
------------------------------------- -----------------------------------------
         Item 1                       Cover Page
------------------------------------- -----------------------------------------
         Item 2                       Columbus Life Insurance Company
                                      Separate Account 1
------------------------------------- -----------------------------------------
         Item 3                       Not Applicable****
------------------------------------- -----------------------------------------
         Item 4                       Distribution of the Policies
------------------------------------- -----------------------------------------
         Item 5                       Columbus Life Insurance Company
                                      Separate Account 1
------------------------------------- -----------------------------------------
         Item 6                       Columbus Life Insurance Company
                                      Separate Account 1
------------------------------------- -----------------------------------------
         Item 7                       Not Required***
------------------------------------- -----------------------------------------
         Item 8                       Not Required***
------------------------------------- -----------------------------------------
         Item 9                       Not Applicable****
------------------------------------- -----------------------------------------
         Item 10                      The Policy
------------------------------------- -----------------------------------------
                                      Purchasing a Policy
------------------------------------- -----------------------------------------
                                      Life Insurance Benefit
------------------------------------- -----------------------------------------
                                      Cash Value
------------------------------------- -----------------------------------------
                                      Transfers
------------------------------------- -----------------------------------------
                                      Withdrawals
------------------------------------- -----------------------------------------
                                      Loans
------------------------------------- -----------------------------------------
                                      Payment of Policy Proceeds
------------------------------------- -----------------------------------------
                                      Delay in Payment
------------------------------------- -----------------------------------------
                                      Premium Payments
------------------------------------- -----------------------------------------
                                      Term No-Lapse Guarantee
------------------------------------- -----------------------------------------
                                      Grace Period
------------------------------------- -----------------------------------------
                                      Separate Account 1
------------------------------------- -----------------------------------------
                                      Columbus Life Insurance Company
------------------------------------- -----------------------------------------
                                      The Investment Options
------------------------------------- -----------------------------------------
                                      Allocation of Net Premiums
------------------------------------- -----------------------------------------
                                      Tax Matters
------------------------------------- -----------------------------------------
         Item 11                      The Investment Options
------------------------------------- -----------------------------------------
         Item 12                      The Investment Options
------------------------------------- -----------------------------------------
         Item 13                      Policy Charges
------------------------------------- -----------------------------------------
                                      Premium Charges
------------------------------------- -----------------------------------------
                                      Monthly Policy Charges
------------------------------------- -----------------------------------------
                                      Surrender Charge
------------------------------------- -----------------------------------------
                                      Transaction Charges
------------------------------------- -----------------------------------------
                                      Fund Expenses
------------------------------------- -----------------------------------------
                                      Rider Benefits
------------------------------------- -----------------------------------------
                                      Distribution of the Policies
------------------------------------- -----------------------------------------
         Item 14                      Purchasing a Policy
------------------------------------- -----------------------------------------
                                      Rider Benefits
------------------------------------- -----------------------------------------
         Item 15                      Purchasing a Policy
------------------------------------- -----------------------------------------
                                      Premium Payments
------------------------------------- -----------------------------------------
                                      Allocation of Net Premiums
------------------------------------- -----------------------------------------

------------------------------------- -----------------------------------------
FORM N-8B-2*                          CAPTION IN PROSPECTUS**
------------------------------------- -----------------------------------------
------------------------------------- -----------------------------------------
         Item 16                      Separate Account 1
------------------------------------- -----------------------------------------
         Item 17                      Transfers
------------------------------------- -----------------------------------------
                                      Withdrawals
------------------------------------- -----------------------------------------
                                      Loans
------------------------------------- -----------------------------------------
         Item 18                      Valuation of Your Investment
------------------------------------- -----------------------------------------
         Item 19                      Confirmations and Statements
------------------------------------- -----------------------------------------
         Item 20                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 21                      Loans
------------------------------------- -----------------------------------------
         Item 22                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 23                      Columbus Life Insurance Company
------------------------------------- -----------------------------------------
         Item 24                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 25                      Columbus Life Insurance Company
------------------------------------- -----------------------------------------
         Item 26                      The Investment Options
------------------------------------- -----------------------------------------
                                      Fund Expenses
------------------------------------- -----------------------------------------
         Item 27                      Columbus Life Insurance Company
------------------------------------- -----------------------------------------
         Item 28                      Columbus Life Insurance Company
------------------------------------- -----------------------------------------
         Item 29                      Columbus Life Insurance Company
------------------------------------- -----------------------------------------
         Item 30                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 31                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 32                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 33                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 34                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 35                      Purchasing a Policy
------------------------------------- -----------------------------------------
                                      Distribution of the Policies
------------------------------------- -----------------------------------------
         Item 36                      Not Required***
------------------------------------- -----------------------------------------
         Item 37                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 38                      Distribution of the Policies
------------------------------------- -----------------------------------------
         Item 39                      Distribution of the Policies
------------------------------------- -----------------------------------------
         Item 40                      The Investment Options
------------------------------------- -----------------------------------------
                                      Fund Expenses
------------------------------------- -----------------------------------------
         Item 41                      Distribution of the Policies
------------------------------------- -----------------------------------------
         Item 42                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 43                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 44                      Policy Charges
                                      Premium Charges
                                      Monthly Policy Charges
                                      Surrender Charge
                                      Transaction Charges
                                      Fund Expenses
------------------------------------- -----------------------------------------
                                      Valuation of Your Investment
------------------------------------- -----------------------------------------
                                      Premium Payments
------------------------------------- -----------------------------------------
         Item 45                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 46                      Payment of Policy Proceeds
------------------------------------- -----------------------------------------
                                      Policy Charges
                                      Premium Charges
                                      Monthly Policy Charges
                                      Surrender Charge
                                      Transaction Charges
                                      Fund Expenses
------------------------------------- -----------------------------------------
                                      Valuation of Your Investment
------------------------------------- -----------------------------------------
         Item 47                      The Investment Options
------------------------------------- -----------------------------------------
         Item 48                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 49                      Not Applicable****
------------------------------------- -----------------------------------------

------------------------------------- -----------------------------------------
FORM N-8B-2*                          CAPTION IN PROSPECTUS**
------------------------------------- -----------------------------------------
------------------------------------- -----------------------------------------
         Item 50                      Columbus Life Insurance Company
                                      Separate Account 1
------------------------------------- -----------------------------------------
         Item 51                      The Policy
------------------------------------- -----------------------------------------
                                      Life Insurance Benefit
------------------------------------- -----------------------------------------
                                      Rider Benefits
------------------------------------- -----------------------------------------
                                      Payment of Policy Proceeds
------------------------------------- -----------------------------------------
                                      Premium Payments
------------------------------------- -----------------------------------------
         Item 52                      The Investment Options
------------------------------------- -----------------------------------------
         Item 53                      Tax Status of Policy
------------------------------------- -----------------------------------------
                                      Tax Matters
------------------------------------- -----------------------------------------
         Item 54                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 55                      Not Applicable****
------------------------------------- -----------------------------------------
         Item 56                      Not Required***
------------------------------------- -----------------------------------------
         Item 57                      Not Required***
------------------------------------- -----------------------------------------
         Item 58                      Not Required***
------------------------------------- -----------------------------------------
         Item 59                      Not Required***
------------------------------------- -----------------------------------------


* Registrant includes this Reconciliation and Tie Statement in this Post-Effective Amendment to its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Registrant, previously filed a Notification of Registration as an investment company on Form N-8A and a Form N-8B-2 Registration Statement under the Investment Company Act of 1940 on May 14, 1999. Pursuant to Sections 8 and 30(b)(1) of the Investment Company Act of 1940, Rule 30a-1 under that Act, and Forms N-8B-2 and N-SAR under that Act, Registrant will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission. In addition, the Registration Statement on Form S-6 and any amendments thereto are deemed to update and amend Registrant's Form N-8B-2 to the extent necessary that the N-8B-2 is not inconsistent herewith.

** Caption in Prospectus, to the extent relevant to this Form. Certain items are not relevant pursuant to the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

*** Not required pursuant to Instruction 1(a) as to the Prospectus as set out in Form S-6.

**** Omitted from the Prospectus pursuant to Instruction 3 as to the Prospectus as set out in Form S-6.

                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE



COLUMBUS LIFE INSURANCE COMPANY                                      PROSPECTUS
SEPARATE ACCOUNT 1                                                  MAY 1, 2002


This prospectus describes the Survivorship Variable Universal Life Insurance Policy (Policy) and the investment options available to Policy Owners. It contains information you should know before purchasing a Policy and selecting investment options. Please read this prospectus carefully and keep it for future reference.

The Policy is issued by Columbus Life Insurance Company (Columbus Life).

You tell us how to invest your Net Premiums among the investment options. Your investment options include 34 Sub-Accounts of Separate Account 1 that invest in the following Funds:

Scudder VIT EAFE(R) Equity Index Fund - Class A
Scudder VIT Equity 500 Index Fund - Class A
Scudder VIT Small Cap Index Fund - Class A


Fidelity(R) VIP Equity-Income Portfolio - Service Class 2
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
Fidelity(R) VIP Growth & Income Portfolio - Service Class 2
Fidelity(R) VIP Growth Portfolio - Service Class 2
Fidelity(R) VIP Asset ManagerSM Portfolio - Service Class 2
Fidelity(R) VIP Balanced Portfolio - Service Class 2
Fidelity(R) VIP Mid Cap Portfolio - Service Class 2
Fidelity(R) VIP Money Market Portfolio - Initial Class

Janus Aspen Aggressive Growth Portfolio - Service Shares
Janus Aspen Capital Appreciation Portfolio - Service Shares
Janus Aspen Worldwide Growth Portfolio - Service Shares

Legends Harris Bretall Equity Growth Portfolio
Legends Third Avenue Value Portfolio
Legends Gabelli Large Cap Value Portfolio
Legends Baron Small Cap Portfolio


MFS(R) Capital Opportunities Series - Service Class
MFS(R) Emerging Growth Series - Service Class
MFS(R) Mid Cap Growth Series - Service Class
MFS(R) New Discovery Series - Service Class

Oppenheimer Aggressive Growth Fund/VA - Service Class
Oppenheimer Strategic Bond Fund/VA - Service Class
Oppenheimer International Growth Fund/VA - Service Class


Touchstone Emerging Growth Fund
Touchstone Small Cap Value Fund
Touchstone Growth/Value Fund
Touchstone Large Cap Growth Fund
Touchstone Enhanced 30 Fund
Touchstone Value Plus Fund
Touchstone High Yield Fund
Touchstone Bond Fund
Touchstone Standby Income Fund



The Fixed Account is an additional investment option. It is a fixed-rate option backed by the general assets of Columbus Life.


     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Policies or determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

 This Policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the Policy. The Policy is not federally insured by the Federal
     Deposit Insurance Corporation, the Federal Reserve Board, the National
             Credit Union Share Insurance Fund or any other agency.

    Investments in variable life insurance policies involve investment risk, including possible loss of principal.

                            GUIDE TO THIS PROSPECTUS

PART I of this prospectus describes the life insurance Policy, including the fees and charges applicable to the Policy and to the investment options. A GLOSSARY of terms used in this prospectus is included as SUPPLEMENT E to Part I. When reading the description of the Policy, please note that Policy provisions may vary slightly from state to state according to state law.

PART II includes additional information about the investment options, Columbus Life, Separate Account 1, and the Policy. This section includes the financial statements for Columbus Life and Separate Account 1.




  The prospectuses for the underlying Funds contain important information about the investment options under the Policy. You should read the prospectus for a
       Fund carefully before you invest in the corresponding Sub-Account.


           The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains certain other material that is legally part of the registration statement for Columbus Life Insurance Company Separate
                                     Account
 1 (Separate Account 1) and other information about Separate Account 1. You can also view these documents at the Public Reference Room of the Securities and
    Exchange Commission or obtain copies, for a fee, by writing to the Public Reference Room of the Securities and Exchange Commission, 450 Fifth Street
                          N.W., Washington, D.C. 20549,

    or by e-mailing a request to: publicinfo@sec.gov. You can also call the Securities and Exchange Commission at 800.SEC.0330. The Registration Number for
 the Policies is 333-73390. The Registration Number for the Separate Account is
                                   811-09337.


THE POLICY IS A FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE
  POLICY. THE AMOUNT OR DURATION OF THE DEATH BENEFIT MAY BE VARIABLE OR FIXED UNDER SPECIFIED CONDITIONS AND MAY INCREASE OR DECREASE. THE CASH VALUE OF THE
    POLICY MAY INCREASE OR DECREASE IN ACCORDANCE WITH THE EXPERIENCE OF THE SEPARATE ACCOUNT. YOU COULD LOSE YOUR ENTIRE INVESTMENT, DEPENDING ON THE
 PERFORMANCE OF THE INVESTMENT OPTIONS. IF THIS OCCURS AND A NO-LAPSE GUARANTEE
  IS NOT IN EFFECT, THERE COULD BE NO DEATH BENEFIT ABSENT ADDITIONAL PAYMENTS
                       MADE TO KEEP THE POLICY IN FORCE.


   THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE
                 PROTECTION FOR THE BENEFICIARY NAMED THEREIN.

NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE POLICY IS IN ANY WAY SIMILAR
        OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

                                TABLE OF CONTENTS




PART I........................................................................4
   The Policy.................................................................4
   Purchasing a Policy........................................................4
   Underwriting Standards and The Policy......................................4
   Cancelling the Policy......................................................4
   Life Insurance Benefit.....................................................5
   Cash Value.................................................................5
   Changes to Coverage........................................................7
   Premium Payments...........................................................7
   Term No-Lapse Guarantee....................................................7
   Grace Period...............................................................8
   Policy Charges - Summary...................................................8
   Premium Charges...........................................................10
   Monthly Policy Charges....................................................10
   Surrender Charge..........................................................13
   Transaction Charges.......................................................13
   Fund Expenses.............................................................14
   Allocation Of Net Premiums................................................16
   Transfers.................................................................16
   Withdrawals...............................................................18
   Loans.....................................................................18
   Payment of Policy Proceeds................................................19
   Delay in Payment..........................................................21
   Rider Benefits............................................................21
   Tax Status of Policy......................................................23
   How to Contact the Company and Telephone Security Procedures..............23
   Confirmations and Statements..............................................25
   Policy Changes; Contestability............................................25
   Conversion; Policy Split Option...........................................25
   Assignment of Policy......................................................25
   Supplement A--Table Of Death Benefit Factors..............................26
   And Example Of Death Benefit Calculation
   Supplement B--Policy Illustrations........................................28
   Supplement C--Table Of Cost Of Insurance Charge Rates.....................32
   Supplement D--Table Of Surrender Charge Amounts...........................33
   Supplement E--Glossary....................................................35

PART II......................................................................40
   The Investment Options....................................................40
   Valuation Of Your Investment..............................................48
   Columbus Life Insurance Company...........................................49
   Separate Account 1........................................................52
   Distribution of the Policies..............................................54
   Tax Matters...............................................................54
   Legal Matters.............................................................59
   Experts...................................................................59
   Financial Statements......................................................59

                                     PART I

THE POLICY

The Policy is a flexible premium, survivorship variable universal life insurance policy. It is nonparticipating, which means it does not pay dividends. The Policy is a contract between you (the Owner) and Columbus Life. It provides life insurance coverage on the lives of two insured persons (the Insureds). The Death Benefit is payable on the second death to the person or persons you designate (the Beneficiary(ies)). This prospectus describes the Policy but it is not part of the contract.

The Policy may not be available in all states. In addition, Policy provisions may vary slightly from state to state according to state law. Please read the Policy carefully when you receive it.

PURCHASING A POLICY

You can apply for a Policy by contacting your insurance agent/financial representative. We will not issue a Policy that insures a person who does not meet our underwriting standards. We will also not issue a Policy that insures a person who will be over 90 years of age on the date we approve the application, and one Insured must be under 85 years of age on the date we approve the application. No Insured may be under 20 years of age on the date we approve the application. If we approve your application, the insurance coverage provided by your Policy will be effective when you have received the Policy, signed any applicable amendments to the application, and paid the required minimum initial premium while both Insureds are alive and in the same health as indicated in the application.

If we do not approve your application, we will notify you and return any premium you have paid.

You may be eligible for temporary insurance coverage between the date of your application and the effective date of your Policy if you pay the required minimum initial premium with the application and meet certain underwriting standards. The amount of temporary insurance coverage is subject to a maximum of $500,000. Such coverage will remain in effect for a maximum of 90 days and is subject to other restrictions. The temporary insurance agreement is included in the application form.

UNDERWRITING STANDARDS AND THE POLICY

When we review an application for a Policy, we examine certain information bearing on the insurance risk we would undertake in order to provide the requested coverage on the proposed Insureds' lives. Factors bearing on insurance risk include the proposed Insureds' occupations; avocations; medical histories including family medical histories; current health status including height, weight, blood pressure and chronic illness; and other factors such as tobacco usage and driving record. After we evaluate this information, we place each Insured in a RISK CLASS. The risk classes we currently use are preferred tobacco non-user; preferred tobacco user; standard tobacco non-user; standard tobacco user; and various "substandard" classes involving higher risk. Policy charges that pay for the costs of insurance coverage vary by Policy depending on the combined risk classes of the Insureds, as well as on their ages and sexes.

CANCELLING THE POLICY

You may cancel the Policy within 10 days after you receive it. The period may be longer in some states. If you cancel your Policy during this FREE LOOK period, we will refund to you all premiums allocated to the Fixed Account, all charges we deducted from your Policy, and the current value of premiums you allocated to the Variable Account calculated on the day we receive your notice of cancellation. In some states we refund all premiums you paid.

To cancel your Policy, you must return it either to us at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to one of our agents, within the free look period.

After the free look period ends, you can surrender the Policy for its Net Cash Surrender Value by notifying us in writing, but you cannot cancel the Policy without incurring any charges.

LIFE INSURANCE BENEFIT

The minimum Death Benefit under any Policy is the greater of:

     1)  the Specified Amount; or
     2) the Account Value as of the date of the second death multiplied by a factor that varies depending on the age the younger Insured is or would have been as of the date of the second death.

The Death Benefit payable under your Policy depends on the Death Benefit Option you select. Option 1 is the same as the minimum Death Benefit described above. Option 2 is the greater of:

     1)  the Specified Amount plus the Account Value; or
     2) the Account Value as of the date of the second death multiplied by a factor that varies depending on the age the younger Insured is or would have been as of the date of the second death.

Any Indebtedness outstanding as of the second Insured's date of death will be deducted from the Death Benefit amounts described above.

The Specified Amount is a fixed amount you select, subject to a minimum of $250,000. (This is the Minimum Issue Limit.) The Account Value is the cash value of your Policy and will fluctuate with the investment performance of the investment options you select.


The Option 1 or Option 2 Death Benefit is in effect only until the date the younger Insured is or would have been age 100. After that date, the Policy is continued under the EXTENDED COVERAGE BENEFIT. The Policy is converted into a fixed policy and the Death Benefit is equal to the Net Cash Surrender Value of the Policy. There are no Monthly Policy Charges during the extended coverage period but we also do not accept further premium payments, make loans or allow Policy changes.


SUPPLEMENT A includes the table of death benefit factors and an example of how Option 1 and Option 2 Death Benefits would be calculated.


The amount of the Death Benefit will be higher if you choose Option 2. The amount by which it will be higher will depend on the investment returns to your Account Value. Your monthly cost of insurance charges will be higher if you choose Option 2 because we assume more risk in agreeing to pay you a potentially greater amount of money.

If death of either Insured occurs within two years of the Policy Date (or date of reinstatement in most states) as a result of suicide, we will pay only a limited benefit equal to the premium payments paid less any Indebtedness and any withdrawals (including withdrawal fees), and less the monthly costs of insurance on persons other than the Insureds ever covered by rider. If the Net Cash Surrender Value is greater we will pay you that amount instead. If the first Insured died by suicide, the surviving Insured will have the option of using the limited benefit as a premium on a single life policy.


CASH VALUE

The Policy's Account Value is a cash value that you may withdraw, or borrow against, subject to certain limits and to the charges described in this prospectus.

The Account Value varies with the investment experience of the Sub-Accounts. There is no guaranteed minimum Account Value. The amount you can withdraw is the Account Value less any outstanding Indebtedness and less any Surrender Charge that would apply on a full surrender or termination of your Policy. This amount is called the "Net Cash Surrender Value." You may not be able to access the Net Cash Surrender Value without terminating your Policy if your Specified Amount is at or close to the Minimum Issue Limit of $250,000. (See, WITHDRAWALS.)

CHANGES TO COVERAGE

You can request a decrease in your Specified Amount at any time after the first Policy Anniversary. You cannot decrease your Specified Amount below $250,000. The minimum amount of any decrease is $25,000. You may not increase your Specified Amount.


After you have owned your Policy for one year, you may change the death benefit option. If you change from Option 1 to Option 2, we will reduce the Specified Amount by the amount, if any, needed to keep the Death Benefit the same both before and after the change. We will not allow this change if it causes the new Specified Amount to fall below $250,000.


If you change from Option 2 to Option 1, We will increase the Specified Amount by the amount, if any, needed to keep the Death Benefit the same both before and after the change.

We must approve any change in your Death Benefit option. Changes in your Death Benefit option will be effective on the first Monthly Anniversary Day after we approve your request.

PREMIUM PAYMENTS

Your initial premium payment must equal at least the minimum monthly premium for the term no-lapse guarantee.

Thereafter, the minimum single premium payment is $50. If you make premium payments through regular pre-authorized bank account deductions, we will accept amounts less than $50.

There is no maximum premium payment except that we reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the Policy would not qualify as life insurance under federal tax laws.

You can vary the amount and frequency of your premium payments. However, if you do not pay sufficient premium to cover the Monthly Policy Charges or to meet the no-lapse guarantee premium test, your Policy will lapse, and you will not receive any money from us. The amount you need to pay to keep the Policy in force will vary depending upon the performance of the Sub-Accounts (your Account Value) and the amount of charges you need to pay each month for the insurance coverage provided.

Your insurance agent/financial representative will provide you with an illustration showing the hypothetical effect of making PLANNED PREMIUM payments at various hypothetical levels of Sub-Account performance. Generally, you would continue to make planned premium payments until the younger Insured reaches (or would have reached) 100 years of age or until the second Insured dies, if earlier. It is more likely that your Policy will stay in force if you continue to make the planned premium payments, but paying planned premiums does not guarantee that your Policy will not lapse. The amount you may need to pay to keep the Policy in force may be higher than the planned premium.

Your initial premium payment may be given to your insurance agent/financial representative. You should send your subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. In some circumstances we will accept premium payments remitted for you by an employer or an employer plan, in which case we will apply the premium to your Policy as of the date we receive it in our office from your employer or employer plan according to our allocation rules. (See, ALLOCATION OF NET PREMIUMS.)

TERM NO-LAPSE GUARANTEE

If you pay the minimum monthly premium for the term no-lapse guarantee on time, your Policy is guaranteed not to lapse until the earlier of 1) the Policy Anniversary prior to the date the younger Insured is (or would have been) age 90 or 2) the 20th Policy Anniversary. If you do not pay the minimum premiums on time, the amount needed to prevent the Policy from lapsing will be the minimum monthly premium that should have been paid with interest accrued at 3%. We will deduct withdrawals and Indebtedness from your premium payments to determine if you have met the minimum premium test or not.

Payment of the minimum monthly premium for the term no-lapse guarantee does not guarantee that your Policy will have a positive Net Cash Surrender Value after the term ends. You may need to make significant additional premium payments in order to keep your Policy in force after the term no-lapse guarantee ends.

The minimum monthly premium for the term no-lapse guarantee depends on the Insureds' risk classes, ages and sexes, and the amount of insurance coverage. We determine this minimum premium on the Policy Date, and redetermine it when you add or remove optional rider coverage, decrease your Specified Amount, or make a withdrawal that results in a decrease in Specified Amount. If we increase or decrease the minimum premium, the new minimum premium applies from the redetermination date forward. The minimum premium will be shown in your Policy.

GRACE PERIOD

If your Net Cash Surrender Value on a Monthly Anniversary Day is not sufficient to pay the Monthly Policy Charges for the current month, and your Policy does not meet the minimum premium test under the no-lapse guarantee (during the no-lapse guarantee period) your Policy will enter a GRACE PERIOD. A grace period is a 61-day period that starts on the day after we mail you a notice. We will mail grace period notices to you at your address as shown on our records. We also mail these notices to anyone holding your Policy as collateral as shown on our records at the collateral holder's address as shown on our records. The notice will tell you the amount of premium you need to pay to keep the Policy in force. The amount will be the lesser of 1) the amount needed under the no-lapse guarantee to keep the Policy in force through the end of the grace period; or 2) the premium needed to pay the Monthly Policy Charges due through the end of the grace period. If you have outstanding Indebtedness, you will also have the option of making loan repayment sufficient to keep the Policy in force.

If you do not pay the needed premium or loan repayment, your Policy will LAPSE, or terminate, at the end of the 61-day grace period. If you pay the needed premium or loan repayment, your Policy will continue in force. If the last surviving Insured dies during the grace period, we will deduct the monthly charges due from the Death Benefit.


You may apply to REINSTATE the Policy within five years (or a shorter period in some states) after the date it lapses. In order to reinstate, we must approve your application for reinstatement, you must pay any past charges due, and you must repay any Indebtedness.


POLICY CHARGES - SUMMARY

We assess charges to support the operation of your Policy and Separate Account
1. These charges are Premium Charges (premium expense charge and state tax charge) and Monthly Policy Charges (cost of insurance charge, rider cost of insurance charges, per policy charge, per $1,000 charge, and mortality and expense risk charge). In addition, we assess Transaction Fees for processing withdrawals and certain transfers among the Sub-Accounts. We also assess a Surrender Charge if you surrender your Policy within the first 12 years of the Policy. Some charges are deducted from your premium payments and others reduce your Account Value.

In addition, the Funds underlying the Sub-Accounts pay management fees and expenses, and in some cases distribution fees, which are reflected in the daily net asset values of the Funds and in the Sub-Account Accumulation Unit Values.

SUPPLEMENT B includes two hypothetical ILLUSTRATIONS showing the effect of Premium Charges and Monthly Policy Charges on sample Policy Account Values and Net Cash Surrender Values. The first sample Policy insures a 35 year-old male and a 35 year-old female, both in a preferred tobacco non-user risk class (the risk class with the lowest rate structure). The second sample Policy insures a 55 year-old male and a 55 year-old female, both in a preferred tobacco non-user risk class. Each Policy has a Specified Amount of $250,000. No rider benefits are included.


As part of the Policy application process, your insurance agent/financial representative will provide you with a personalized illustration. In addition, you may request that we send you one free illustration of Policy benefits and values each Policy Year. We may charge a reasonable fee not to exceed $25 to provide an illustration.

PREMIUM CHARGES

Premium Expense Charge

The premium expense charge partially covers our distribution expenses and federal taxes associated with the Policy. We deduct the premium expense charge from each premium payment that we receive from you before we allocate the Net Premium to your investment options. The amount of the premium expense charge is determined by multiplying the applicable premium expense charge rate(s) by the premium (or proportionate part thereof).



---------------------------------------------------------    ------------------------------------------------------

          CURRENT PREMIUM EXPENSE CHARGE RATES                       MAXIMUM PREMIUM EXPENSE CHARGE RATES
---------------------------------------------------------    ------------------------------------------------------

                                         FOR PREMIUM                                               FOR PREMIUM
                    FOR PREMIUM         RECEIVED IN A                         FOR PREMIUM         RECEIVED IN A
                   RECEIVED IN A       POLICY YEAR IN                        RECEIVED IN A       POLICY YEAR IN
    POLICY       POLICY YEAR UP TO        EXCESS OF            POLICY      POLICY YEAR UP TO        EXCESS OF
     YEAR         TARGET PREMIUM       TARGET PREMIUM           YEAR        TARGET PREMIUM       TARGET PREMIUM

     1-12              6.50%                3.25%               1-12              7.50%                4.25%
     13+               2.50%                1.75%                13+              3.50%                2.75%
--------------- -------------------- --------------------    ------------ -------------------- --------------------


At our option, we may charge rates different than the current rates shown above. However, the premium expense charge rates are guaranteed to be no more than the maximum rates shown above.

The Target Premium depends on the age, sex and risk class of each Insured on the Policy Date. Certain riders may also have a Target Premium associated with them, which will be included in the total Target Premium for the Policy. If you add or remove rider coverage, Target Premium will increase or decrease if the rider has a Target Premium associated with it. If you decrease the Specified Amount, the Target Premium will decrease in proportion to the decrease in coverage. The Target Premium will be shown on your Policy Schedule.

State Tax Charge

The state tax charge covers state taxes on insurance premiums, which are estimated to range from 1.4% to 3.50%. We will deduct the state tax charge from each premium payment that we receive from you before we allocate the Net Premiums to your investment options. The amount of the state tax charge is determined by multiplying the state tax charge rate for your state times the premium.

MONTHLY POLICY CHARGES

Cost of Insurance Charge

The cost of insurance charge compensates us for the insurance risk we assume under the base Policy. We deduct the cost of insurance charge from the Account Value on each Monthly Anniversary Day. The amount of the cost of insurance charge is determined by multiplying the current cost of insurance charge rate times the Net Amount At Risk for the Policy on the Monthly Anniversary Day.

The maximum guaranteed cost of insurance charge rates depend on the age, sex and risk class of each Insured as of the Policy Date. The maximum rate is different for each Policy Year. These maximum rates for your Policy are shown in your Policy. The maximum monthly rate for any Policy is $83.33 per $1,000 of Net Amount at Risk. We may change these maximum rates if your Policy terminates and is later reinstated. We may charge current cost of insurance rates that are less than the maximum rates shown in your Policy.

The table in SUPPLEMENT C shows the maximum monthly cost of insurance charge rates for a sample Policy if the Insureds (one male, one female) are both in either a standard or preferred risk class, and are both age 35 at the time the Policy is issued. The maximum monthly cost of insurance charge rates under a Policy may be higher than the rates shown in SUPPLEMENT C.

Rider Cost of Insurance Charges

For any optional rider you add to your Policy, there will be a cost of insurance charge. The rider cost of insurance charge will be determined on each Monthly Anniversary Day that the charge is applicable, and deducted from the Account Value. The rider cost of insurance charge rates will be shown in your Policy.

Per $1,000 Charge

The per $1,000 charge partially compensates us for issuing and distributing the Policy. We deduct the per $1,000 charge from the Account Value on each Monthly Anniversary Day. The amount of the per $1,000 charge is determined by multiplying the per $1,000 charge rate times the Specified Amount. If the Specified Amount is increased or decreased we will continue to calculate the per $1,000 charge as if the increase or decrease had not occurred.

The per $1,000 charge rate depends on the age, sex and risk class of each Insured as of the Policy Date. The maximum monthly per $1,000 charge rate we may charge is $0.22500 per $1,000 of Specified Amount. The per $1,000 charge rate for your Policy will be shown in your Policy.

Per Policy Charge

The per policy charge partially compensates us for administering the Policy. The maximum per policy charge is $9.00 per month. The current per policy charge is $7.50 per month. The per policy charge is the same for all Policies. At our option, we may change the current per policy charge but we will not charge more than the maximum per policy charge.

Mortality and Expense Risk Charge

The mortality and expense risk charge partially compensates us for assuming the mortality risk and the expense risk associated with the Policy. We assume a mortality risk that the Insureds will not live as long as we expect and therefore the amount of the Death Benefit we pay under the Policy will be greater than we expect. We take an expense risk that the costs of issuing and administering the Policy will be greater than we expect. We deduct a mortality and expense risk charge from the Account Value on each Monthly Anniversary Day. The amount of the mortality and expense risk charge is determined by multiplying the current applicable mortality and expense risk charge rate from the table below (expressed as a monthly rate) times the Variable Account Value on the Monthly Anniversary Day.


------------- ------------------------------ ----------------------------- -------------------------------
POLICY YEAR    VARIABLE ACCOUNT VALUE BAND     CURRENT ANNUAL MORTALITY       MAXIMUM ANNUAL MORTALITY AND
                                              AND EXPENSE RISK CHARGE RATE       EXPENSE RISK CHARGE RATE


   1 - 12              All Amounts                       0.70%                         0.90%

    13 +               0 - $25,000                       0.70%                         0.90%
                    $25,001 - $50,000                    0.45%                         0.65%
                   $50,001 - $250,000                    0.20%                         0.40%
                       $250,001 +                        0.10%                         0.30%
------------- ------------------------------ ----------------------------- -------------------------------


At our option, we may charge rates different than the current rates shown above. However, the mortality and expense risk charge rates are guaranteed to be no more than the maximum rates shown above.

SURRENDER CHARGE

The Surrender Charge partially compensates us for issuing and distributing the Policy. During the first 12 Policy Years, a Surrender Charge will be deducted from your Account Value if your Policy is surrendered in full or terminates when a grace period ends without sufficient premium or loan repayment being paid to keep the Policy in force. Surrender Charges vary depending on ages and risk classes of the Insureds when the Policy is issued. Surrender Charge amounts are determined when we issue the Policy and do not change even if there are Policy changes.

The maximum initial surrender charge is 143.5% of the initial annual Target Premium for the base Policy. (For older issue ages, the initial surrender charge would be less than 143.5% of Target Premium.) The Surrender Charge remains at the initial level during the first five Policy Years. During Policy Years six through ten, the Surrender Charge reduces uniformly each month, reaching 1/3 of its initial value by the end of the tenth Policy Year. During Policy Years 11 and 12, it decreases at an accelerated rate and disappears by the end of year 12.

Your Policy will show the Surrender Charge amounts, in dollars, that we would charge if you surrendered your Policy in any month during the first 12 Policy Years. SUPPLEMENT D shows Surrender Charge amounts for a sample Policy with a Specified Amount of $250,000 if both Insureds (one male, one female) are in a preferred tobacco non-user risk class and are age 35 on the Policy Date.

TRANSACTION CHARGES

Transfer Charge

We do not charge you for the first 12 transfers among Sub-Accounts or from the Sub-Accounts to the Fixed Account in a Policy Year. If you make more than 12 transfers among Sub-Accounts or from the Sub-Accounts to the Fixed Account in a Policy Year, we will charge you $10 per transfer for each additional transfer as partial compensation for our administrative costs. We deduct the $10 transfer charge from your Account Value.

Withdrawal Fee

We do not charge you for the first withdrawal in a Policy Year. If you make more than one withdrawal in a Policy Year, we will charge you $50 per withdrawal for each withdrawal as partial compensation for our administrative costs. We deduct the $50 withdrawal fee from your Account Value.

FUND EXPENSES


Fund expenses shown are based on actual advisor fees and other expenses incurred, before and after expense reimbursements, for the 12-month period ended December 31, 2001, or in the case of The Legends Fund, Inc., for the period ended June 30, 2001, except in the case of the following Funds that commenced operations after January 1, 2001: The Oppenheimer Strategic Bond Fund/VA-Service Class and Oppenheimer International Growth Fund/VA-Service Class which commenced operations on March 19, 2001; and the Touchstone Growth/Value and Large Cap Growth Funds, which commenced operations on May 1, 2001. Fund expenses shown for these Funds are annualized as discussed in the Fund prospectuses provided to you with this prospectus.



                                                                 AFTER EXPENSE REIMBURSEMENT(2)             BEFORE EXPENSE
                                                                                                           REIMBURSEMENT(2)
                                                            ADVISOR        OTHER      12B-1      TOTAL
                                                             FEES       EXPENSES     FEES(1)    EXPENSES     TOTAL EXPENSES



Scudder VIT EAFE(R)Equity Index Fund(3) - Class A            0.45%         0.20%       ----        0.65%          0.81%
Scudder VIT Equity 500 Index Fund(3) - Class A               0.20%         0.10%       ----        0.30%          0.31%
Scudder VIT Small Cap Index Fund(3) - Class A                0.35%         0.10%       ----        0.45%          0.63%
Fidelity(R)VIP Equity-Income Portfolio - Service Class 2     0.48%         0.11%       0.25%       0.84%          0.84%
Fidelity(R)VIP Contrafund(R)Portfolio - Service Class 2      0.58%         0.11%       0.25%       0.94%          0.94%
Fidelity(R)VIP Growth & Income Portfolio - Service           0.48%         0.11%       0.25%       0.84%          0.84%

Class 2

Fidelity(R)VIP Growth Portfolio - Service Class 2            0.58%         0.10%       0.25%       0.93%          0.93%
Fidelity(R)VIP Asset ManagerSM Portfolio - Service           0.53%         0.12%       0.25%       0.90%          0.90%

Class 2

Fidelity(R)VIP Balanced Portfolio - Service Class 2          0.43%         0.15%       0.25%       0.83%          0.83%
Fidelity(R)VIP Mid Cap Portfolio - Service Class 2           0.58%         0.11%       0.25%       0.94%          0.94%
Fidelity(R)VIP Money Market Portfolio - Initial Class        0.18%         0.10%       ----        0.28%          0.28%
Janus Aspen Aggressive Growth Portfolio - Service            0.65%         0.02%       0.25%       0.92%          0.92%
Shares
Janus Aspen Capital Appreciation Portfolio - Service         0.65%         0.01%       0.25%       0.91%          0.91%
Shares
Janus Aspen Worldwide Growth Portfolio - Service Shares      0.65%         0.04%       0.25%       0.94%          0.94%
Legends Harris Bretall Equity Growth Portfolio               0.65%         0.42%       ----        1.07%          1.07%
Legends Third Avenue Value Portfolio                         0.65%         0.50%       ----        1.15%          1.21%
Legends Gabelli Large Cap Value Portfolio                    0.90%         0.50%       ----        1.40%          1.66%
Legends Baron Small Cap Portfolio                            1.05%         0.50%       ----        1.55%          3.10%
MFS(R)Capital Opportunities Series - Service Class           0.75%         0.16%       0.25%       1.16%          1.21%
MFS(R)Emerging Growth Series - Service Class                 0.75%         0.12%       0.25%       1.12%          1.12%
MFS(R)Mid Cap Growth Series - Service Class                  0.75%         0.15%       0.25%       1.15%          1.20%
MFS(R)New Discovery Series - Service Class                   0.90%         0.16%       0.25%       1.31%          1.34%
Oppenheimer Aggressive Growth Fund/VA - Service Class        0.64%         0.04%       0.25%       0.93%          0.93%
Oppenheimer Strategic Bond Fund/VA - Service Class           0.74%         0.03%       0.25%       1.02%          1.02%
Oppenheimer International Growth Fund/VA - Service           1.00%         0.05%       0.25%       1.30%          1.30%
Class
Touchstone Emerging Growth Fund                              0.80%         0.35%      ----         1.15%          1.36%
Touchstone Small Cap Value Fund                              0.80%         0.20%      ----         1.00%          2.16%
Touchstone Growth/Value Fund                                 1.00%         0.10%      ----         1.10%          3.00%
Touchstone Large Cap Growth Fund(4)                          0.75%         0.20%      ----         0.95%          2.28%
Touchstone Enhanced 30 Fund                                  0.65%         0.10%      ----         0.75%          1.79%
Touchstone Value Plus Fund                                   0.75%         0.40%      ----         1.15%          2.24%
Touchstone High Yield Fund                                   0.60%         0.20%      ----         0.80%          1.45%
Touchstone Bond Fund                                         0.55%         0.20%      ----         0.75%          1.09%
Touchstone Standby Income Fund                               0.25%         0.25%      ----         0.50%          0.96%




(1) Certain of the Funds have entered into distribution and service plan agreements in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds may pay their distributors a fee as a percentage of average daily net assets of the Funds. These plans are described in greater detail in the Fund prospectuses provided with this prospectus. The amount of 12b-1 fees may change from time to time in accordance with the plans. 12b-1 fees shown are fees in effect as of May 1, 2002.

(2) The Funds or their Advisors may have entered into fee waiver and/or expense reimbursement arrangements that limit the total expenses a Fund pays. The Fund prospectuses provided with this prospectus describe these arrangements in greater detail. Such arrangements may change from year to year. Without fee waiver or expense reimbursement limits, the Funds would have incurred the expenses set forth in the "Before Expense Reimbursement" column.

(3)  Formerly "Deutsche VIT" Funds.

(4)  Formerly "Touchstone Equity Fund".

ALLOCATION OF NET PREMIUMS

You have 35 investment options for your Net Premiums. You may allocate your Net Premiums among the 34 available Sub-Accounts of Separate Account 1 and the Fixed Account. Each Sub-Account invests exclusively in one of the Funds listed on the first page of this prospectus and described in PART II of this prospectus. You bear the entire risk of gain or loss on amounts you invest in the Sub-Accounts. The Sub-Accounts provide an opportunity for a higher rate of return than the Fixed Account but also expose you to a higher risk of loss. The Fixed Account provides a guaranteed minimum rate of return. Net Premiums allocated to or transfers to the Fixed Account become part of Columbus Life's general account.

You allocate your Net Premiums by specifying on your application the percentage of your Net Premiums you would like to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the Net Premiums based on the most recent allocation instructions we have received from you.

When you allocate Net Premiums or transfer amounts to a Sub-Account, your Account Value is credited with Accumulation Units. Other transactions, such as withdrawals and payments of Monthly Policy Charges, will decrease the number of Accumulation Units. The number of Accumulation Units added to or subtracted from your Account Value is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. We use the following guidelines to determine the Valuation Date when we process the transaction:

     o If we receive your premium payment or transfer instructions in good order on a Valuation Date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that Valuation Date.
     o    If not, we will process the transaction on the next Valuation Date.
     o Your initial premium payment will be allocated to the money market Sub-Account on the Policy Date (or the date we have received the initial premium and any required amendments to the application). It will be allocated to the investment options you select 15 days after the date it was allocated to the money market Sub-Account.

In addition, we reserve the right to deposit premium in the money market Sub-Account for the duration of the free look period if such period exceeds 15 days.

TRANSFERS

After the initial premium has been allocated, or after your free look period, if later, you can transfer your Account Value among the Sub-Accounts or from the Sub-Accounts to the Fixed Account up to 12 times per Policy Year without charge. Each transfer must be at least $250 or the total value of the Sub-Account, if less than $250. We will charge you $10 for each additional transfer either among the Sub-Accounts or from the Sub-Accounts to the Fixed Account. You are also permitted to make 1 transfer from the Fixed Account per Policy Year without charge. The minimum transfer from the Fixed Account is $250. In the first 4 Policy Years, you cannot transfer more than 25% of your money from the Fixed Account in a Policy Year.

The above guidelines do not apply to dollar cost averaging transfers or automatic rebalancing transfers.

All transfers requested on the same day will be considered a single transfer for purposes of these guidelines and transfer charges.

Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

The Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from a Sub-Account we designate for this purpose, or from the Fixed Account, to the other Sub-Accounts. You can make the following transfers:

     o    A specific dollar amount
     o A specific percentage of your money in the Sub-Account we designate for this purpose or the Fixed Account (or a pro rata portion until source of funds is depleted)
     o Earnings in the Sub-Account we designate for this purpose or the Fixed Account

You select the number, frequency and timing of your transfers in the Dollar Cost Averaging Program.

The following guidelines apply to dollar cost averaging transfers:

     o    Dollar cost averaging transfers must continue for at least 12 months;
     o    Each transfer must be at least $100; and
     o The allocation to each Sub-Account must be at least 1% of the transfer amount.

We currently do not charge a fee for this service. However, we may charge a fee in the future for transfers under the Dollar Cost Averaging Program.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your accounts to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

Automatic Rebalancing Program

Some Sub-Accounts may grow faster than other Sub-Accounts or the Fixed Account, shifting the asset allocation among Sub-Accounts and the Fixed Account from your preferred mix. Automatic rebalancing of assets among Sub-Accounts and the Fixed Account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis. This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus "buying lower, selling higher," and ensures that your overall allocation remains consistent with your personal investment strategy. No contract minimum is required to take advantage of this feature. Automatic rebalancing may not be available if a Dollar Cost Averaging Program is in place.

We currently do not charge a fee for this service. However, we may charge a fee in the future for your transfers in the Automatic Rebalancing Program.

Market Timing

Market timing transfers can disrupt an underlying Fund's ability to process transactions which may disadvantage other Policy Owners. To avoid this, we can modify the transfer rights of Policy Owners engaged in market timing activity that is deemed to be disruptive.

WITHDRAWALS

You can withdraw from your Policy part of your Cash Surrender Value, less any applicable withdrawal fees, and less any Indebtedness. Withdrawals and related fees will reduce your Account Value. If you selected Death Benefit Option 1, a withdrawal may also reduce your Specified Amount. (If a withdrawal would cause the difference between the Death Benefit and the Account Value to increase after the withdrawal, we will decrease the Specified Amount in an amount necessary to keep that difference the same.) A withdrawal may have tax consequences.

You may also surrender your Policy and withdraw all of your Net Cash Surrender Value. We assess a Surrender Charge if you surrender your Policy in full during the first 12 Policy Years. A full surrender will terminate your Policy. A full surrender of your Policy may have tax consequences.


     o    Each withdrawal must be at least $500.
     o No withdrawal may be made that would reduce your Net Cash Surrender Value below $250.
     o You can make one withdrawal in a Policy Year without paying a withdrawal fee. You will be charged a fee of $50 per withdrawal for each additional withdrawal in that Policy Year.
     o    No withdrawal can reduce your Specified Amount below $250,000.

LOANS

You can borrow money from us by using your Policy as the sole collateral for the loan. The most you can borrow against your Policy is 90% of your Cash Surrender Value, less any Indebtedness and less an amount sufficient to cover the Monthly Policy Charges for the next two months.

If you borrow money, we will transfer an amount equal to the amount of the loan to your Loan Account. We transfer money on a pro-rata basis from each of your investment options. For example, if you have 25% of your money in the Touchstone High Yield Sub-Account and 75% of your money in the Touchstone Enhanced 30 Sub-Account and you borrow $2,000, we will transfer $500 from the Touchstone High Yield Sub-Account (25% of $2,000) and $1,500 from the Touchstone Enhanced 30 Sub-Account (75% of $2,000) to your Loan Account.

We pay interest on your Loan Account. The minimum interest we pay is 3.00% annually.

We charge interest on the amounts you borrow at a maximum loan interest rate of 4% annually. The loan interest rate is fixed for the life of the loan.

Interest is due on each Policy Anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan.

Any loan, even if you repay the loan, will generally have a permanent negative effect on the Death Benefit and Account Value because:

     o Loan amounts will not be available for investment in the Sub-Accounts or Fixed Account.
     o Interest charged on borrowed amounts may be treated as an additional loan.
     o    Outstanding Indebtedness is subtracted when determining your Death
          Benefit.

You can repay all or part of your loan at any time while the Insured is living. When you make a payment towards the principal amount of your loan, we transfer the amount of the loan payment from your Loan Account back to your investment options on a pro-rata basis according to your allocation instructions at that time. YOU MUST SPECIFICALLY DESIGNATE A

PAYMENT AS A LOAN REPAYMENT OR WE WILL TREAT IT AS AN ADDITIONAL PREMIUM PAYMENT INSTEAD.

If you do not repay the loan before the Insured dies, we will deduct the Indebtedness when determining your Death Benefit. If you do not repay the loan before you surrender your Policy, we will deduct the Indebtedness to determine the Net Cash Surrender Value proceeds.

If the Indebtedness exceeds the Cash Surrender Value less the Monthly Policy Charges for the current month, we can terminate your Policy. We will tell you that we intend to terminate your Policy by mailing a notice to you at least 61 days before we terminate your Policy. The notice will tell you the minimum amount of loan repayment that you must pay to keep your Policy in force. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your Policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

PAYMENT OF POLICY PROCEEDS

We will pay one of 2 types of proceeds under a Policy--Death Proceeds or Net Cash Surrender Value proceeds. We will pay the proceeds in a lump sum or under one of the Income Plans. Proceeds applied under one of the Income Plans do not vary with the investment experience of the Sub-Accounts.

While an Insured is alive, you may select an Income Plan under which we will pay the proceeds of your Policy. If the second Insured dies and you have not selected an Income Plan, the Beneficiary may select an Income Plan. If you select an Income Plan before the second Insured's death, the Beneficiary may not change the Income Plan after the second Insured's death.

We will send you a separate written agreement putting the selected Income Plan into effect. One of the following Income Plans may be selected:

         INCOME PLAN 1   Payments for Fixed Period - we make monthly payments
                         for a fixed number of years.
         INCOME          PLAN 2 Payments for Life--Guaranteed
                         Period - we make monthly payments for a
                         guaranteed period or the life of the
                         payee, whichever is longer.
         INCOME          PLAN 3 Payments of a Fixed Amount - we
                         make monthly payments of a fixed amount
                         until an amount equal to the proceeds
                         plus accrued interest has been paid.
         INCOME PLAN 4   Life Annuity--No Guaranteed Period - we make monthly
                         payments for the life of the payee.
         INCOME PLAN 5   Joint and Survivor - we make monthly payments as long
                         as one of two payees is alive.

Minimum guaranteed payments under any of these Income Plans are calculated with a minimum effective annual interest rate of 3%. In addition, minimum guaranteed payments under life Income Plans are based on the Annuity 2000 Table, with Projection Scale G, adjusted for age last birthday.

In addition to these Income Plans, other Income Plans may be available in the future or upon request.

If you or the Beneficiary do not select an Income Plan, we will make a lump-sum payment of the proceeds. We generally make this lump-sum payment to a special account retained by us. We provide the Beneficiary with a checkbook to access these funds from that special account.

The Income Plan selected and the time when the Income Plan is selected can affect the tax consequences to you or the Beneficiary. You should consult your tax advisor before selecting an Income Plan.

DELAY IN PAYMENT

We will generally send payments and loan proceeds to you within 7 days of the date we process your surrender, withdrawal or loan request. We may delay payments from a Sub-Account for any of the following reasons:

     o You have made a premium payment by check that has not cleared the banking system.

     o The New York Stock Exchange is closed on a day that it normally would be open.

     o    Trading on the New York Stock Exchange is restricted.

     o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.

     o The Securities and Exchange Commission permits us to postpone payments from the Sub-Accounts for your protection.

We may delay transfers from the Sub-Accounts for the same reasons.

We reserve the right to delay payments or transfers from the Fixed Account for up to 6 months or a shorter period if required by state law. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.

RIDER BENEFITS

Certain riders are automatically issued with your Policy, subject to certain issue age limits and underwriting requirements. There is no additional charge for these riders. These riders are:

     o The ESTATE PROTECTION BENEFIT RIDER, which provides additional term insurance during the first four Policy Years in an amount equal to 125% of the Specified Amount of the Policy.

     o The ESTATE TAX REPEAL RIDER, which provides a waiver of surrender charge on a full surrender or policy split during a one-year option period triggered by a full and permanent repeal of the federal estate tax being effective in 2010. In order to be eligible to exercise the option you must have paid an amount of premium, as of each policy anniversary up to the date the option period begins, equal to 70% of the cumulative amount of Target Premium for the policy through that policy anniversary. Specific rider terms and conditions apply, and may vary by state. We may charge an administrative fee not to exceed $150 to process a request under this rider. We will waive the charge if the proceeds are used to purchase an annuity issued by Columbus Life or one of its affiliated life insurance companies.

     o The ACCELERATED DEATH BENEFIT RIDER, or the ACCELERATED DEATH BENEFIT PLUS RIDER, if approved in your state. This rider gives you access to a portion of the Death Benefit of the Policy in the form of an advance after the death of the first Insured and after the second Insured has been diagnosed with a terminal illness, or under the Accelerated Death Benefit Plus Rider, after the second Insured has been diagnosed with a terminal illness or critical illness, or has been confined to a nursing home. Specific rider terms and conditions apply, and may vary by state. Interest will be charged on the amount of the advance, and we may charge an administrative fee not to exceed $150 per advance to process an advance.

There are a number of optional insurance benefits that may be available to you by rider for an additional cost. The availability of these riders may be limited by issue age and underwriting requirements. These riders are:

     o The LAST SURVIVOR ADDITIONAL LIFE RIDER, which provides additional permanent insurance coverage (the "additional life rider specified amount") on the lives of the Insureds, at a lower cost than the coverage provided under the base Policy. The coverage under this rider will be included in the Net Amount at Risk for the Policy and will be charged a monthly cost of insurance charge. The current monthly cost of insurance charge rates for the portion of the Net Amount at Risk that is attributable to this rider may be different than the current monthly cost of insurance charge rates we charge for the base Policy coverage, but we guarantee the rates will never exceed the guaranteed maximum monthly cost of insurance charge rates shown in your Policy. We also charge a monthly per $1,000 charge for this rider not to exceed $0.03378 per $1,000 of additional life rider specified amount.

     o The EXTENDED NO-LAPSE GUARANTEE RIDER, which provides a no-lapse guarantee that begins when the term no-lapse guarantee provision under the Policy ends. This no-lapse guarantee terminates on the day before the Policy Anniversary on which the younger Insured is or would have been age 100. The monthly cost for this rider will be $0.01 per thousand dollars of Specified Amount (plus any additional life rider specified amount), due on each Monthly Anniversary Day beginning when the term no-lapse guarantee under the Policy ends. This no-lapse guarantee will have a different minimum monthly premium than the term no-lapse guarantee under the Policy, and the minimum premium test will apply from the Policy Date. You may have to pay more premium to meet the lifetime no-lapse guarantee minimum premium test than you had to pay to meet the term no-lapse guarantee minimum premium test.

     o The EXTENDED COVERAGE BENEFIT RIDER replaces the extended coverage provision in the Policy, so that on and after the Policy Anniversary on which the younger Insured is or would have been age 100, the amount of the Death Benefit will be equal to the greater of the Specified Amount (plus any additional life rider specified amount) or the Cash Surrender Value, less any Indebtedness. Under the base Policy, the extended coverage death benefit is equal to the Net Cash Surrender Value. The charge for this rider is due on each Monthly Anniversary Day during the ten Policy Years beginning with the Policy Anniversary the younger Insured is or would have been age 90 and ending with the day before the Policy Anniversary the younger Insured is or would have been age 100. The maximum cost per $1,000 of Specified Amount (plus any additional life rider specified amount) increases uniformly from $1.13 at attained age 90 to $11.25 at attained age 99. Maximum costs assume an Account Value of $0. Actual monthly costs will be lower as the Account Value approaches Specified Amount (plus any additional life rider specified amount), at which point there would be no charge for the rider.

     o The OTHER INSURED RIDER, which allows you to purchase term insurance on the life of a single Insured for a cost of insurance charge that depends on the age, sex and risk class of the other insured on the date the coverage is purchased. The maximum cost of insurance charge rate is $31.56 per $1,000 of the other insured benefit amount for a standard male tobacco user. The rate would be higher for a substandard rating. Other insured coverage terminates on the day before the Policy Anniversary on which the other insured is age 95. The rider includes a conversion privilege that is exercisable up to the earliest of: 1) the day before the Policy Anniversary on which the other insured is age 85; 2) 60 days after the death of the second Insured under the Policy; or 3) 60 days after the Policy Anniversary on which the younger Insured is or would have been age 100. This rider has a Target Premium associated with it.

Riders may not be available in all states and may be subject to age or other issue limitations. Please consult with your insurance agent/registered representative.

TAX STATUS OF POLICY

The Policy is intended to meet the definition of a "life insurance contract" under federal tax law. Therefore, the Death Proceeds should be fully excludable from the Beneficiary's gross income. In addition, any earnings on your investment in the Sub-Accounts should not be taxable to you while the Policy is in effect unless you withdraw some of your Account Value or surrender your Policy. Under certain circumstances, a loan may be treated as taxable income. We do not intend for this discussion to be tax advice. You should consult with your own tax advisor before purchasing a Policy. See the discussion of federal tax law in PART II for further information.

HOW TO CONTACT THE COMPANY AND TELEPHONE SECURITY PROCEDURES

We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

The Columbus Life Customer Service mailing address is P.O. Box 2850, Cincinnati, Ohio, 45201-2850. The toll-free telephone number is 1-800-677-9595.

CONFIRMATIONS AND STATEMENTS

We will send you confirmation statements of premium payments, loans, transfers and withdrawals as required by law. We will also send you periodic statements showing the value of your investments in the Sub-Accounts and the Fixed Account and listing all financial transactions made with respect to your Policy during that period.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the Fund in which the Sub-Account invests. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

POLICY CHANGES; CONTESTABILITY

We may make changes to the Policy in certain circumstances in order to comply with changes in the law. We may also adjust Policy values and/or proceeds if we discover there has been a misstatement in age or sex that resulted in us charging incorrect policy charges. We may contest the validity of coverage under a Policy, based on information provided in an application, within two years of the date the coverage became effective. (If you do not notify us of the death of the first Insured that occurred during the two-year period, the policy may remain contestable with respect to that Insured beyond the two-year period.) In some states, we may be able to contest, at any time, the validity of a Policy for fraud. We can deny a claim made under a Policy if the terms and conditions of the Policy are not satisfied.

CONVERSION; POLICY SPLIT OPTION

In most states, you may convert the policy to a fixed policy within the first two Policy Years, or within 60 days of the later of notification of a change in the investment policy of the Separate Account or the effective date of such change. In most states, we will transfer all of your Variable Account Value into the Fixed Account at no charge, and the Variable Account investment options will no longer be available. Policy charges will continue to apply.


In most states, you may elect to split the Policy into two single life policies within 6 months of the date a final divorce decree of the Insureds has been in effect for 6 months or the date of a change in federal tax law resulting in a repeal of the unlimited marital deduction or a 50% reduction in the maximum estate tax bracket. The policy split option is subject to specific conditions of the policy. Further, if the new policies would not be treated as life insurance for federal tax purposes, we can refuse to issue the new policies. (See, TAX Matters.)


ASSIGNMENT OF POLICY

Generally, you may assign your Policy. We will not be bound by an assignment until we receive and record written notice of the assignment at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your Beneficiary will be affected by an assignment. We are not responsible for the validity or any tax consequences of an assignment.

SUPPLEMENT A--TABLE OF DEATH BENEFIT FACTORS AND EXAMPLE OF DEATH BENEFIT CALCULATION


   YOUNGER INSURED'S                          YOUNGER INSURED'S
   AGE LAST POLICY       DEATH BENEFIT         AGE LAST POLICY     DEATH BENEFIT
     ANNIVERSARY            FACTOR               ANNIVERSARY           FACTOR

    1 through 40             2.50                    61                 1.28
         41                  2.43                    62                 1.26
         42                  2.36                    63                 1.24
         43                  2.29                    64                 1.22
         44                  2.22                    65                 1.20
         45                  2.15                    66                 1.19
         46                  2.09                    67                 1.18
         47                  2.03                    68                 1.17
         48                  1.97                    69                 1.16
         49                  1.91                    70                 1.15
         50                  1.85                    71                 1.13
         51                  1.78                    72                 1.11
         52                  1.71                    73                 1.09
         53                  1.64                    74                 1.07
         54                  1.57               75 through 90           1.05
         55                  1.50                    91                 1.04
         56                  1.46                    92                 1.03
         57                  1.42                    93                 1.02
         58                  1.38                    94                 1.01
         59                  1.34               95 or higher            1.00
         60                  1.30



                  OPTION 1                                     OPTION 2
                  --------                                     --------

    Facts:
     o The younger Insured is less than 40 years old (Applicable Death Benefit Factor = 2.50).
     o    Your Policy's Specified Amount is $250,000.
     o    You have never borrowed money from your Policy.
     o    Your Account Value is $75,000.


Under Option 1, your Death Benefit would      Under Option 2, your Death Benefit would
be the greater of $250,000 and $187,500       be the greater of $325,000 ($250,000 plus
($75,000 multiplied by 2.50).                 $75,000) and $187,500 ($75,000 multiplied
                                              by 2.50).
Therefore, your Death Benefit would be
$250,000.                                     Therefore, your Death Benefit would be
                                              $325,000.


                            Page 19       Supplement A - Death Benefit Examples

                         (PAGE LEFT BLANK INTENTIONALLY)

SUPPLEMENT B--POLICY ILLUSTRATIONS

The following tables illustrate how the Death Benefits, Account Values and Net Cash Surrender Values of a Policy may vary over an extended period of time at certain ages, assuming hypothetical gross rates of investment return for the investment options equivalent to constant gross annual rates of 0% and 10%.

The hypothetical rates of investment return are for purposes of illustration only and should not be deemed a representation of past or future rates of investment return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by a Policy Owner. Also, values would be different from those shown if the gross annual investment returns averaged 0% and 10% over a period of years but fluctuated above and below those averages for individual Policy Years.


The tables assume that the Sub-Accounts are subject to a daily charge for Fund advisory fees and operating expenses equivalent to an annual rate of 0.94% of the average daily net assets. This annual expense ratio is the simple arithmetic average of the expense ratios of all available Funds underlying the Sub-Accounts for the last fiscal year (annualized for Funds beginning operations in 2001) and is after application of current expense caps or expense reimbursement arrangements. The fees and expenses of each underlying Fund vary, and the total fees and expenses used in the above calculation ranged from an annual rate of 0.28% to an annual rate of 1.55% of average daily net assets. The illustrations assume that the average fees and expenses, and expense caps or expense reimbursement arrangements, will remain the same for all of the periods shown in the illustrations.

The hypothetical gross annual rates of investment return of 0% and 10%, when adjusted for the above daily charges, result in the following net effective annual rates of return: -0.94% and 8.97%, respectively.


The tables reflect the deduction of all applicable Policy charges and deductions at the guaranteed maximum rates described in this prospectus for the hypothetical Insureds. The Net Cash Surrender Values illustrated in the tables also reflect the deduction of applicable Surrender Charges. (The Target Premium used in Illustration #1 is $885.00. See SUPPLEMENT D for Surrender Charge amounts applicable to this illustration.) The Net Cash Surrender Values shown are at the end of each Policy Year.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account 1 since Columbus Life is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0% or 10% by an amount sufficient to cover tax charges in order to produce the Death Benefits, Account Values and Net Cash Surrender Values illustrated.

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Sub-Accounts, if no Policy loans have been made and if Death Benefit Option 1 has been selected. The tables are also based on the assumptions that the Policy Owner has not requested a decrease in Specified Amount, that no withdrawals or transfers have been made and that the Policy Owner did not purchase the Last Survivor Additional Life Rider or any other rider.

For comparative purposes, the third column of each table of the illustrations shows the amount to which premiums would accumulate if an amount equal to those premiums were invested to earn interest at 5% compounded annually.

If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as in these illustrations. This is because actual earnings will likely be sometimes higher and sometimes lower than the average, which will not give the same accumulated result as a constant rate every year.


                                    Page 21         Supplement B - Illustrations



------------------------------------------------------------------------- --------------------------------------------
Designed for:                                                             ILLUSTRATION #1
John Doe          and               Jane Doe                              GUARANTEED MAXIMUM CHARGES
Male Age: 35                        Female Age: 35                        Survivorship Variable Universal Life
Preferred - Tobacco Non-User        Preferred - Tobacco Non-User
------------------------------------------------------------------------- --------------------------------------------
Initial Death Benefit:  $250,000.00                                       Death Benefit Option:               1
Lump Sum:                           $0                                    Initial Premium:              $900.00


                                     Assuming Hypothetical Gross Investment Return of:
                                                       0.00%                       10.00%
                                                               NET CASH                    NET CASH
         POLICY       PREMIUM      PREMIUMS       ACCOUNT     SURRENDER       ACCOUNT     SURRENDER
           YEAR        OUTLAY         AT 5%         VALUE         VALUE         VALUE         VALUE
---------------- ------------- ------------- ------------- ------------- ------------- -------------

              1           900           945           498             0           561             0
              2           900         1,937           985             0         1,166             0
              3           900         2,979         1,462           198         1,817           554
              4           900         4,073         1,928           664         2,518         1,255
              5           900         5,222         2,383         1,119         3,273         2,009
              6           900         6,428         2,826         1,731         4,085         2,989
              7           900         7,694         3,258         2,332         4,957         4,031
              8           900         9,024         3,678         2,920         5,896         5,137
              9           900        10,420         4,085         3,496         6,904         6,314
             10           900        11,886         4,479         4,058         7,987         7,565
             15           900        20,392         6,320         6,320        14,826        14,826
             20           900        31,247         7,665         7,665        24,511        24,511
             25           900        45,102         7,969         7,969        37,827        37,827
             30           900        62,785         6,135         6,135        55,581        55,581
             35           900        85,353           0##           0##        77,870        77,870
             40           900       114,156                                   103,400       103,400
             45           900       150,917                                   127,004       127,004

         Age 70           900        85,353           0##           0##        77,870        77,870
    (Younger Insured)





------------------------------------------------------------------------- --------------------------------------------
Designed for:                                                             ILLUSTRATION #2
John Doe          and               Jane Doe                              GUARANTEED MAXIMUM CHARGES
Male Age: 55                        Female Age: 55                        Survivorship Variable Universal Life
Preferred - Tobacco Non-User        Preferred - Tobacco Non-User
------------------------------------------------------------------------- --------------------------------------------
Initial Death Benefit:  $250,000.00                                       Death Benefit Option:               1
Lump Sum:                           $0                                    Initial Premium:              $2,280.00

                                     Assuming Hypothetical Gross Investment Return of:
                                                       0.00%                       10.00%

                                                               NET CASH                    NET CASH
         POLICY       PREMIUM      PREMIUMS       ACCOUNT     SURRENDER       ACCOUNT     SURRENDER
           YEAR        OUTLAY         AT 5%         VALUE         VALUE         VALUE         VALUE
---------------- ------------- ------------- ------------- ------------- ------------- -------------

              1         2,280         2,394         1,626             0         1,806             0
              2         2,280         4,908         3,193             0         3,726           186
              3         2,280         7,547         4,695         1,155         5,761         2,221
              4         2,280        10,318         6,128         2,588         7,915         4,375
              5         2,280        13,228         7,483         3,943        10,188         6,648
              6         2,280        16,284         8,751         5,683        12,579         9,511
              7         2,280        19,492         9,921         7,325        15,085        12,489
              8         2,280        22,861        10,976         8,852        17,696        15,572
              9         2,280        26,398        11,893        10,241        20,399        18,747
             10         2,280        30,111        12,649        11,469        23,176        21,996
             15         2,280        51,659        13,257        13,257        37,760        37,760
             20         2,280        79,160         3,167         3,167        48,866        48,866
             25         2,280       114,259           0##           0##        39,522        39,522
             30         2,280       159,055                                       0##           0##

             35
             40
             45


         Age 70         2,280        51,659        13,257        13,257        37,760        37,760
    (Younger



         Insured)
     ##Additional premium is required to keep Policy in-force.

SUPPLEMENT C--TABLE OF COST OF INSURANCE CHARGE RATES

This table shows the guaranteed maximum monthly cost of insurance charge rates for a Policy without riders. The rates are second-to-die mortality calculations based on 1980 CSO Male and Female Non-Smoker Mortality Table. The rates assume both Insureds (one male, one female) are 35 years old on the Policy Date and both are in a standard or preferred underwriting class.


                   Maximum                           Maximum
    Policy         Monthly             Policy        Monthly
     Year            Rate               Year           Rate
-------------------------------     -----------------------------

       1           0.000218              37          1.165261
       2           0.000704              38          1.382162
       3           0.001290              39          1.644706
       4           0.001994              40          1.955232
       5           0.002835              41          2.314046
       6           0.003872              42          2.719884
       7           0.005116              43          3.172405
       8           0.006578              44          3.675988
       9           0.008296              45          4.242808
      10           0.010298              46          4.890207
      11           0.012685              47          5.635466
      12           0.015473              48          6.495008
      13           0.018744              49          7.469626
      14           0.022562              50          8.549281
      15           0.027064              51          9.718583
      16           0.032426              52         10.964973
      17           0.038836              53         12.276905
      18           0.046590              54         13.647689
      19           0.055933              55         15.084223
      20           0.066905              56         16.596351
      21           0.079894              57         18.212082
      22           0.094910              58         19.985780
      23           0.111967              59         22.047309
      24           0.131617              60         24.688037
      25           0.154795              61         28.479741
      26           0.182363              62         34.519587
      27           0.215610              63         44.773062
      28           0.256523              64         61.987164
      29           0.306827              65         83.333333
      30           0.367045
      31           0.437833
      32           0.519450
      33           0.612301
      34           0.718142
      35           0.841382
      36           0.987923
-------------------------------     -----------------------------



                       Page 23          Supplement C - Cost of Insurance Charges

                         (PAGE LEFT BLANK INTENTIONALLY)

SUPPLEMENT D--TABLE OF SURRENDER CHARGE AMOUNTS

This table shows the guaranteed maximum surrender charges for a Policy with a Specified Amount of $250,000 and an initial annual Target Premium of $885, issued to two 35-year old Insureds, one male, one female, both of whom are in a preferred non-tobacco user risk class. For a Specified Amount greater than $250,000, the Surrender Charge amounts for these Insureds would be higher than those shown below. For Insureds in any other risk class, the Surrender Charge amounts for a Policy with a Specified Amount of $250,000 would be higher than those shown below.

   Policy Month         Amount            Policy Month            Amount
-------------------------------------    ---------------------------------------

        1-60           $1,263.75              100                $702.06
         61            $1,249.68              101                $688.07
         62            $1,235.69              102                $674.00
         63            $1,221.63              103                $659.93
         64            $1,207.56              104                $645.94
         65            $1,193.57              105                $631.88
         66            $1,179.50              106                $617.81
         67            $1,165.43              107                $603.82
         68            $1,151.44              108                $589.75
         69            $1,137.38              109                $575.68
         70            $1,123.31              110                $561.69
         71            $1,109.32              111                $547.63
         72            $1,095.25              112                $533.56
         73            $1,081.18              113                $519.57
         74            $1,067.19              114                $505.50
         75            $1,053.13              115                $491.43
         76            $1,039.06              116                $477.44
         77            $1,025.07              117                $463.38
         78            $1,011.00              118                $449.31
         79              $996.93              119                $435.32
         80              $982.94              120                $421.25
         81              $968.88              121                $403.73
         82              $954.81              122                $386.12
         83              $940.82              123                $368.59
         84              $926.75              124                $351.07
         85              $912.68              125                $333.46
         86              $898.69              126                $315.94
         87              $884.63              127                $298.41
         88              $870.56              128                $280.81
         89              $856.57              129                $263.28
         90              $842.50              130                $245.76
         91              $828.43              131                $228.15
         92              $814.44              132                $210.63
         93              $800.38              133                $193.10
         94              $786.31              134                $175.49
         95              $772.32              135                $157.97
         96              $758.25              136                $140.44
         97              $744.18              137                $122.84
         98              $730.19              138                $105.31
         99              $716.13              139                 $87.79
                                              140                 $70.18
                                              141                 $52.66
                                              142                 $35.13
                                              143                 $17.52
                                              145 or more              $0.00

A policy month begins on a Monthly Anniversary Day and ends on the day before the Monthly Anniversary Day in the next calendar month. Policy month 1 begins on the Policy Date.

                       Page 25                  Supplement D - Surrender Charges

                         (PAGE LEFT BLANK INTENTIONALLY)

SUPPLEMENT E--GLOSSARY

ACCOUNT VALUE The sum of the values of your interest in each Sub-Account, the value of your interest in the Fixed Account and the value of your Loan Account.

ACCUMULATION UNIT               A unit of measure used to calculate a Policy
                                Owner's share of a Sub-Account. ACCUMULATION
                                UNIT VALUE The dollar value of an Accumulation
                                Unit in a Sub-Account. BENEFICIARY The person or persons you have named to receive the Death
                                Proceeds when the Insured dies.

CASH SURRENDER VALUE            The Account Value minus any Surrender Charge.
COLUMBUS LIFE, WE, US AND OUR
                                Columbus Life Insurance Company.

DEATH BENEFIT                   The amount we will pay to the Beneficiary under
                                the base Policy when we receive proof that both
                                Insureds died while this Policy was in force.

DEATH PROCEEDS                  The Death Benefit plus any insurance on
                                the life of the second Insured to die provided by riders, excluding any rider that includes its own beneficiary designation.

FIXED ACCOUNT                   An investment option that credits a fixed rate
                                of interest.

FUND A Fund is a series of a registered management investment company. Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.

INDEBTEDNESS                    The sum of your outstanding Policy loans plus
                                accrued and unpaid interest on the loans.

INSURED Either of the persons on whose life we provide insurance coverage under your Policy.

LOAN ACCOUNT                    The portion of your Account Value that is
                                collateral for your loans.

MINIMUM ISSUE LIMIT             The minimum amount of insurance you must
                                purchase under the base Policy. No change to the Policy can be made that would reduce your Specified Amount below $250,000.

MONTHLY ANNIVERSARY DAY         The day each month on which we deduct the
                                Monthly Policy Charges. This is the same date each month as the Policy Date, so long as that date falls on a Valuation Date. If that date does not fall on a Valuation Date, the next
                                Valuation Date will be the Monthly Anniversary
                                Day for that month, but the date of the regular
                                Monthly Anniversary Day will not change. The initial Monthly Anniversary Day is the Policy
                                Date. Any charges deducted or values or amounts determined on or as of a Monthly Anniversary Day will be processed at the end of the Valuation
                                Period in which the Monthly Anniversary Day occurs.

MONTHLY POLICY                  The per policy charge, the per $1,000 charge,
CHARGES                         the cost of insurance charge, rider cost of
                                insurance charges, and the mortality and expense risk charge.


                        Page 27                          Supplement E - Glossary

NET AMOUNT AT RISK              The amount of the Death Benefit for which we are
                                at risk.  The Net Amount at Risk on any Monthly
                                Anniversary Day is equal to:

                                (1)      The Death Benefit plus Indebtedness,
                                         divided by 1.0024663; minus
                                (2)      The Account Value after deduction of
                                         Monthly Policy Charges, other
                                         than the Cost of Insurance Charge, on
                                         that Monthly Anniversary Day.

NET CASH SURRENDER VALUE        Your Account Value minus any Surrender Charge
                                and any Indebtedness.

NET PREMIUMS                    The amount of premium payment you paid less the
                                premium expense charge and the state tax charge.

OWNER The person or persons who have all rights under your Policy. If there are joint Owners, both must consent in writing to the exercise of any right under the Policy.

POLICY The Survivorship Variable Universal Life Insurance Policy issued by Columbus Life, including the application and any amendments, any supplemental application, riders or endorsements.

POLICY ANNIVERSARY              The same date each year as the Policy Date.

POLICY DATE                     The date from which the Policy months,
                                years and anniversaries are measured. This is also the date we issue the Policy.

POLICY YEAR                     A year that starts on your Policy Date or your
                                Policy Anniversary.

PREMIUM CHARGES                 The premium expense charge and the state tax
                                charge.

SEPARATE ACCOUNT 1              Columbus Life Insurance Company Separate
                                Account 1.

SPECIFIED AMOUNT                The amount of insurance coverage provided by
                                your Policy.

SUB-ACCOUNT                     A division of Separate Account 1. Each
                                Sub-Account invests in a different Fund.

SURRENDER CHARGE                An amount that may be deducted from your Account
                                Value if your Policy is surrendered or
                                terminates when a grace period ends without sufficient premium or loan repayment being paid to keep the Policy in force.

TARGET PREMIUM                  A level of premium for a Policy Year
                                that we use to determine the premium expense charge rates applicable to each premium payment, and to determine the Surrender Charge amounts.

VALUATION DATE                  Any day on which the New York Stock Exchange is
                                open for trading.

VALUATION PERIOD                A period beginning with the close of business on
                                the New York Stock Exchange on one Valuation
                                Date and ending at the close of business on the New York Stock Exchange on the next Valuation
                                Date.

VARIABLE ACCOUNT                The portion of your Account Value that is
                                invested in the Sub-Accounts.


                        Page 28                          Supplement E - Glossary

                                     PART II

THE INVESTMENT OPTIONS

Fixed Account

Amounts invested in the Fixed Account will earn a fixed rate of interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate.

Amounts invested in the Fixed Account become part of Columbus Life's general account assets. The general account contains all of Columbus Life's assets other than those in Columbus Life separate accounts. General account assets support Columbus Life's annuity and insurance obligations and are subject to general liabilities of Columbus Life.

The Sub-Accounts and the Funds

Each Sub-Account is invested in shares of an underlying Fund. The investment objective of each Fund and the investment advisor for each Fund are listed below. The Fund advisors and sub-advisors do not guarantee that the Funds will meet their investment objectives. MORE COMPLETE INFORMATION ABOUT EACH FUND, INCLUDING INFORMATION ABOUT ITS RISKS, PERFORMANCE AND OTHER INVESTMENT STRATEGIES, IS INCLUDED IN THE PROSPECTUS OF THE FUND. PLEASE READ EACH PROSPECTUS CAREFULLY BEFORE YOU PURCHASE A POLICY OR MAKE OTHER DECISIONS ABOUT YOUR INVESTMENT OPTIONS.

Touchstone Advisors, Inc., Todd Investment Advisors, Inc., and Fort Washington Investment Advisors, Inc. are affiliates of Columbus Life. Touchstone Variable Series Trust and The Legends Fund, Inc. are also affiliates of Columbus Life.


     DEUTSCHE
      ASSET         SCUDDER VIT EAFE(R) EQUITY INDEX FUND - CLASS A
    MANAGEMENT      The Fund seeks to replicate, as closely as possible, before
    VIT FUNDS       deduction of expenses, the performance of the Morgan Stanley
     Advisor:       Capital International (MSCI) EAFE(R) Index (EAFE(R) Index)
  Deutsche Asset    which emphasizes stocks of companies in major markets in
 Management, Inc.   Europe, Australia and the Far East. This Fund was formerly called "Deutsche VIT EAFE(R) Equity Index Fund".

                    SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
                    The Fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks in large U.S. companies. This Fund was formerly called "Deutsche VIT Equity 500 Index Fund".

                    SCUDDER VIT SMALL CAP INDEX FUND - CLASS A
                    The Fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies. This Fund was formerly called "Deutsche VIT Small Cap Index Fund".


   JANUS ASPEN      JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO - SERVICE SHARES
      SERIES        The Fund seeks long-term growth of capital.

     Advisor:       JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO - SERVICE SHARES
  Janus Capital     The Fund seeks long-term growth of capital.
  Management LLC

                    JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES The Funds seeks long-term growth of capital in a manner consistent with the preservation of capital.

   THE LEGENDS      LEGENDS HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH
    FUND, INC.      PORTFOLIO
     Advisor:       Sub-Advisor:  Harris Bretall Sullivan & Smith LLC
    Touchstone      The Portfolio seeks long-term capital appreciation.
  Advisors, Inc.
                    LEGENDS THIRD AVENUE VALUE PORTFOLIO
                    Sub-Advisor: EQSF Advisers, Inc.
                    The Portfolio seeks long-term capital appreciation.

                    LEGENDS GABELLI LARGE CAP VALUE PORTFOLIO
                    Sub-Advisor:  Gabelli Asset Management Company
                    The Portfolio seeks long-term capital appreciation.

                    LEGENDS BARON SMALL CAP PORTFOLIO
                    Sub-Advisor:  BAMCO, Inc.
                    The Portfolio seeks long-term capital appreciation.



    FIDELITY(R)     FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
     VARIABLE       The Portfolio seeks reasonable income and will consider the
    INSURANCE       potential for capital appreciation. The Portfolio seeks a
  PRODUCTS FUNDS    yield that exceeds the composite yield on the securities
     Advisor:       comprising the S&P 500.
     Fidelity
   Management &     FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
     Research       The Portfolio seeks long-term capital appreciation.
     Company
                    FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                    The Portfolio seeks a high total return through a combination of current income and capital appreciation.

                    FIDELITY(R) VIP GROWTH PORTFOLIO - SERVICE CLASS 2 The Portfolio seeks to achieve capital appreciation.

                    FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO - SERVICE CLASS 2 The Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

                    FIDELITY(R) VIP BALANCED PORTFOLIO - SERVICE CLASS 2
                    The Portfolio seeks income and capital growth consistent with reasonable risk. FIDELITY(R) VIP MID CAP PORTFOLIO - SERVICE CLASS 2 The Portfolio seeks long-term growth of capital.

                    FIDELITY(R) VIP MONEY MARKET PORTFOLIO - INITIAL CLASS
                    The Portfolio seeks a high level of current income as is consistent with preservation of capital and liquidity. The Portfolio tries to maintain a stable $1.00 share price. As with any money market fund, there is no guarantee that the Portfolio will achieve its goal or will maintain a constant share price of $1.00 per share.


   OPPENHEIMER      OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE CLASS
      FUNDS         (A Series of Panorama Series Fund, Inc.)
     Advisor:       The Fund seeks long-term growth of capital.
  OppenheimerFunds,
       Inc          OPPENHEIMER AGGRESSIVE GROWTH FUND/VA - SERVICE CLASS
                    (A Series of Oppenheimer Variable Account Funds)
                    The Fund seeks capital appreciation by investing in "growth-type" companies.

                    OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE CLASS (A Series of Oppenheimer Variable Account Funds) The Fund seeks a high level of current income principally derived from interest on debt securities.

  MFS(R) VARIABLE   MFS(R) CAPITAL OPPORTUNITIES SERIES - SERVICE CLASS
    INSURANCE       The Series seeks capital appreciation.
     TRUSTSM
     Advisor:       MFS(R) EMERGING GROWTH SERIES - SERVICE CLASS
  Massachusetts     The Series seeks to provide long-term growth of capital.
    Financial
     Services       MFS(R) MID CAP GROWTH SERIES - SERVICE CLASS
     Company        The Series' investment objective is long-term growth of
                    capital.

                    MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                    The Series' investment objective is capital appreciation.

    TOUCHSTONE      TOUCHSTONE EMERGING GROWTH FUND
     VARIABLE       Sub-Advisors: TCW Investment Management Company; Westfield
   SERIES TRUST     Capital Management Company, Inc. The Fund seeks to increase
     Advisor:       the value of its shares as a primary goal and to earn income
    Touchstone      as a secondary goal.
  Advisors, Inc


                    TOUCHSTONE SMALL CAP VALUE FUND
                    Sub-Advisor:  Ark Asset Management Co., Inc..
                    The Fund seeks long-term growth of capital.


                    TOUCHSTONE GROWTH/VALUE FUND
                    Sub-Advisor: Mastrapasqua & Associates, Inc.
                    The Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth.

                    TOUCHSTONE LARGE CAP GROWTH FUND
                    Sub-Advisor: Fort Washington Investment Advisors, Inc. The Fund seeks long-term growth of capital. This Fund was formerly called "Touchstone Equity Fund".

                    TOUCHSTONE ENHANCED 30 FUND
                    Sub-Advisor:  Todd Investment Advisors, Inc.
                    The Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average
                    (DJIA).

                    TOUCHSTONE VALUE PLUS FUND
                    Sub-Advisor:  Fort Washington Investment Advisors, Inc.
                    The Fund seeks to increase the value of its shares over the long-term.

                    TOUCHSTONE HIGH YIELD FUND
                    Sub-Advisor:  Fort Washington Investment Advisors, Inc.
                    The Fund seeks to achieve a high level of current income as its main goal with capital appreciation as a secondary consideration.

                    TOUCHSTONE BOND FUND
                    Sub-Advisor:  Fort Washington Investment Advisors, Inc.
                    The Fund seeks to provide a high level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

                    TOUCHSTONE STANDBY INCOME FUND
                    Sub-Advisor:  Fort Washington Investment Advisors, Inc.
                    The Fund seeks to provide a higher level of current income than a money market fund, while also seeking to prevent large fluctuations in the value of investments by separate accounts. The Fund does not try to keep a constant $1.00 per share net asset value.

Service Providers

The key service providers to each family of Funds in which the Sub-Accounts invest are indicated below:

----------------------------------------------------------------------------------------------------------------------


                                   DEUTSCHE ASSET MANAGEMENT VIT FUNDS (DEUTSCHE)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Deutsche Asset Management, Inc.             Bankers Trust Company               Provident Distributors, Inc.
130 Liberty Street                          130 Liberty Street                  Four Falls Corporate Center
New York, NY 10006                          New York, NY 10006                  West Conshohocken, PA 19428

                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS (FIDELITY)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Fidelity Management & Research Company      The Bank of New York                Fidelity Distributors Corporation
82 Devonshire Street                        110 Washington Street               82 Devonshire Street
Boston, MA 02109                            New York, NY 10006                  Boston, MA 02109

                                            The Chase Manhattan Bank
                                            1 Chase Manhattan Plaza
                                            New York, NY 10006

                                            Brown Brothers Harriman & Co.
                                            40 Water Street
                                            Boston, MA 02109

                                           JANUS ASPEN SERIES (JANUS)

                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Janus Capital Management LLC                State Street Bank and Trust         Janus Distributors LLC
100 Fillmore Street                         Company                             100 Fillmore Street
Denver, CO 80206-4928                       P.O. Box 0351                       Denver, CO 80206-4928
                                            Boston, MA 02117


                                         THE LEGENDS FUND, INC. (LEGENDS)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Touchstone Advisors, Inc.                   State Street KC                     Touchstone Securities, Inc.
221 East Fourth Street, Suite 300           801 Pennsylvania                    221 East Fourth Street, Suite 300
Cincinnati, OH 45202                        Kansas City, MO 64105               Cincinnati, OH 45202

                                     MFS(R) VARIABLE INSURANCE TRUSTSM (MFS)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Massachusetts Financial Services Company    State Street Bank and Trust Company MFS Fund Distributors, Inc.
500 Boyleston Street                        225 Franklin Street                 500 Boyleston Street
Boston, MA 02116                            Boston, MA 02110                    Boston, MA 02116

                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS &
                             OPPENHEIMER'S PANORAMA SERIES FUND, INC. (OPPENHEIMER)

                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
OppenheimerFunds, Inc.                      The Bank of New York                OppenheimerFunds Distributor, Inc.
498 Seventh Avenue, 10th Floor              90 Washington Street                P.O. Box 5270
New York, NY 10018                          New York, NY 10006                  Denver, CO 80217


                                   TOUCHSTONE VARIABLE SERIES TRUST (TOUCHSTONE)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Touchstone Advisors, Inc.                   Investors Bank & Trust Company      Touchstone Securities, Inc.
221 East Fourth Street, Suite 300           200 Clarendon Street                221 East Fourth Street, Suite 300
Cincinnati, OH 45202                        Boston, MA 02116                    Cincinnati, OH 45202
------------------------------------------- ----------------------------------- --------------------------------------


Special Considerations Regarding the Sub-Accounts

The above Deutsche, Fidelity, Janus, MFS and Oppenheimer Funds offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone and Legends offer shares to the separate accounts of affiliated life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a Fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.

If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a Fund. If it becomes necessary for a separate account to replace its shares of a Fund with another investment, the Fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the Funds are subject to conditions imposed by the Securities and Exchange Commission that are designed to prevent or remedy any conflict of interest. These conditions require the Board of Trustees of each Fund to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 1 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place. In the event a Fund rejects a trade, we may not be able to immediately honor a purchase, transfer, withdrawal or loan request.

A Fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The Funds in which the Sub-Accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a Fund, such as implementation of investment policies, Fund expenses and the size of the Fund. In addition, the investment return of your Policy will be less than the investment return of Funds you select because you will pay policy charges.

We may enter into certain arrangements under which Columbus Life or Touchstone Securities, Inc. is reimbursed by the Funds' advisors, distributors and/or affiliates for administrative services Columbus Life and Touchstone Securities provide to the Funds.

Addition, Deletion or Combination of Sub-Accounts

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in the Fund's investment strategies or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Policy Owners.

VALUATION OF YOUR INVESTMENT

Fixed Account

At any time, the value of your interest in the Fixed Account is equal to:

       (1) the sum of all Net Premiums allocated to the Fixed Account; plus

       (2) all amounts transferred from the Variable Account or the Loan Account to the Fixed Account; plus (3) interest credited to the Fixed Account; minus (4) all amounts transferred from the Fixed Account to the Variable Account or the Loan Account; minus (5) all amounts withdrawn from the Fixed Account for charges, deductions or withdrawals.

Sub-Accounts

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated at the end of each Valuation Period. The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying Fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b), where:

         (a) equals:       (1) the net asset value per share of the underlying
                           Fund at the end of the current Valuation Period, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                           (3) a per share charge or credit for any taxes reserved, which are determined by Columbus Life to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

         (b) is the net asset value per share of the underlying Fund determined at the end of the immediately preceding Valuation Period.

Loan Account

At any time, the value of your Loan Account is equal to:

       (1) the sum of all collateral allocated to the Loan Account; plus
       (2) interest credited to the Loan Account; minus
       (3) all amounts transferred from the Loan Account to the Sub-Accounts or the Fixed Account.

COLUMBUS LIFE INSURANCE COMPANY

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the department of insurance of the various states in which it is licensed to transact business.

Investments allocated to the Fixed Account are held in Columbus Life's general account along with Columbus Life's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and Columbus Life's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the Securities and Exchange Commission has not reviewed the information in this prospectus about the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain general provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Because of state insurance law requirements, Columbus Life maintains reserves to cover its obligations under the Policies. The assets of Separate Account 1 attributable to the Policies make up a part of these reserves. Although these reserves support the Policies, Policy Owners have no ownership interest in these reserves and any excess reserves will be for the benefit of Columbus Life and not the Policy Owners. The general account of Columbus Life is available to satisfy Columbus Life's obligations under the Policies.

Directors of Columbus Life


Columbus Life is managed by its Board of Directors, 3 of whom are also officers of Columbus Life or WSLIC. Each Director's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted. The following persons serve as directors of Columbus Life:


Name                            Principal Occupation (Past 5 years)


William J. Williams             Former Chairman of the Board of
                                Columbus Life (1989-2002); Chairman of the Board of WSLIC and Western-Southern Life Assurance
                                Company (WSLAC) 1989-2002.

John F. Barrett                 Chairman of the Board of Columbus Life since
                                2002; Vice-Chairman of the Board of
                                Columbus Life 1987-2002; Chief Executive Officer of WSLIC and WSLAC since 1994; President of WSLIC and WSLAC since 1989.

Lawrence L. Grypp               President and Chief Executive Officer of
                                Columbus Life since 1999; President and
                                Chief Executive Officer of Summit Financial
                                Resources, Inc. 1998-1999.

James N. Clark                  Executive Vice President and Secretary of WSLIC
                                and WSLAC since 1997.

Paul H. Amato                   Former President and Chief Executive Officer of
                                Columbus Life. 6216 Whileaway Drive, Loveland,
                                Ohio 45140.


Ralph E. Waldo                  Former President and Chief Executive Officer of
                                Columbus Life. 3974 Patricia Drive, Columbus,
                                Ohio 43220.

Officers of Columbus Life (other than directors)

The senior officers of Columbus Life, other than the directors named above, and the officers responsible for the variable life operations are described below. Each officer's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted.

Name                            Principal Occupation (Past 5 years)

Clint D. Gibler                 Senior Vice President and Chief
                                Information Officer of Columbus Life, WSLIC and
                                WSLAC since 2000; Vice President of Technology of Columbus Life, WSLIC and WSLAC 1996-2000.

Noreen J. Hayes                 Senior Vice President since 2002.
Edward S. Heenan                Senior Vice President of Columbus
                                Life, WSLIC and WSLAC since 2002; Vice President of Columbus Life, WSLIC and WSLAC 1987-2002;
                                Comptroller of Columbus Life, WSLIC and WSLAC
                                1987-2001.

Nora E. Moushey                 Senior Vice President and Chief Actuary of
                                Columbus Life, WSLIC and WSLAC since 1998.


James M. Teeters                Senior Vice President, Administration
                                of Columbus Life since 1991; Senior Vice
                                President, Administration of WSLIC and WSLAC since 1998.

Robert L. Walker                Senior Vice President and Chief
                                Financial Officer of Columbus Life, WSLIC and
                                WSLAC since 1998; Chief Financial Officer of
                                National Data Corporation 1997-1998.

Mark A. Wilkerson               Senior Vice President and Chief Marketing
                                Officer of Columbus Life since 1990.

Donald J. Wuebbling             Senior Vice President and Secretary of Columbus
                                Life since 2002; Vice President and Secretary of
                                Columbus Life 1987-2002; Senior Vice President and General Counsel of WSLIC and WSLAC since
                                1999; Vice President and General Counsel of
                                WSLIC and WSLAC 1988-1999.

Thomas D. Holdridge             Vice President of Columbus Life since 1980; Vice
                                President of WSLIC and WSLAC since 2001.

Bradley J. Hunkler              Vice President and Comptroller of Columbus Life,
                                WSLIC and WSLAC since 2001.

William F. Ledwin               Vice President of Chief Investment Officer of
                                Columbus Life since 1987; Senior Vice President and Chief Investment Officer of WSLIC and WSLAC since 1989; President of Fort Washington
                                Investment Advisors, Inc. since 1990.


Mario J. San Marco              Vice President of Columbus Life since 1992; Vice
                                President of WSLIC and WSLAC since 1988.

Donna N. Schenk                 Vice President of Columbus Life since
                                2000; Assistant Vice President, Agency
                                Administration of Columbus Life 1997 - 2000.

Jame J. Vance                   Vice President and Treasurer of
                                Columbus Life, WSLIC and WSLAC since 1999;
                                Treasurer of Columbus Life, WSLIC and WSLAC
                                1997-1999.


Charles W. Wood, Jr.            Vice President of Sales and Marketing of
                                Columbus Life since 1999; Vice President of
                                Marketing Support of Columbus Life 1998-1999.


The directors, officers and employees of Columbus Life and Touchstone Securities are bonded in the amount of $12,500,000 by a Financial Institutions Blanket Bond, for dishonest, fraudulent, or criminal acts, wherever committed, and whether committed alone or in collusion with others.

SEPARATE ACCOUNT 1

Columbus Life established Columbus Life Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required.

Separate Account 1 holds the investments allocated to the Sub-Accounts by the Owners of the Policies. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each Sub-Account in an underlying Fund.

Each Sub-Account buys shares of a Fund at net asset value without a sales charge. Dividends and capital gains distributions from a Fund are reinvested at net asset value without a sales charge and held by the Sub-Account as an asset. Each Sub-Account redeems Fund shares at net asset value to the extent necessary to make payment of Death Proceeds or other payments under the Policy.

We own Separate Account 1's assets but we separate Separate Account 1's assets from our general account assets and the assets of our other separate accounts. Liabilities from other businesses we conduct will not be charged to Separate Account 1's assets. We hold Separate Account 1's assets exclusively for the benefit of Owners and beneficiaries of the Policies and any other variable life insurance policies supported by Separate Account 1. We are obligated to pay all benefits provided under the Policies.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of the Sub-Account without regard to the income, capital gains and capital losses of any other Sub-Account or Columbus Life.

Performance Information

We may include performance information for the Sub-Accounts in advertisements, sales literature and reports to Policy Owners or prospective owners.

We may report performance information in any manner permitted under applicable law. For example, we may report total returns and average annual total returns for the Funds and the Sub-Accounts or present performance information as a change in a hypothetical Policy Owner's Account Value or Death Benefit. The performance information may cover various periods of time, including periods beginning with the start of operations of a Sub-Account or the Fund in which it invests. Performance information may not reflect the deduction of all charges applicable to a particular Policy. For example, performance information may not reflect the deduction of the cost of insurance charge because of the individual nature of this charge. If all charges applicable to a particular Policy were included, performance would be reduced.

You can request a personalized illustration that shows the performance of a hypothetical Policy. The illustration will be based on the hypothetical investment return that you request. The Net Cash Surrender Value provided in the illustration will assume all Fund charges and expenses, all Separate Account 1 charges and all Policy charges are deducted. The Account Value provided in the illustration will assume all charges except the Surrender Charge are deducted. Your Policy's actual investment performance may not be the same as the performance of the hypothetical Policy shown in the illustration. You should not consider any performance information to be an estimate or guarantee of future performance.

We may also compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or nationally recognized financial publications.

Voting Rights

Because each Sub-Account invests in a corresponding Fund, Columbus Life is entitled to vote at any meeting of the Fund's shareholders. Columbus Life, on behalf of Separate Account 1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of Policy Owners who have an interest in that Sub-Account on the record date.


If you are entitled to vote, we will ask you for voting instructions at least 14 days before the shareholder meeting. You will have voting rights corresponding to the number of Fund shares represented by the number of Accumulation Units attributable to your Policy.


If we do not receive voting instructions from you, we will vote the shares for which you are entitled to provide instructions in the same proportion as the voting instructions received from Policy Owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may not ask the Policy Owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of the Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Policy Owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

DISTRIBUTION OF THE POLICIES

Touchstone Securities, Inc. (TSI) is the sole distributor of the Policies. TSI is a wholly-owned subsidiary of WSLAC. TSI is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD) and Securities Investor Protection Corporation (SIPC). The Policy will be sold by registered representatives of TSI who are also licensed as insurance agents and appointed with Columbus Life. The Policy may be offered through other broker-dealers who have entered into agreements with TSI.


Broker-dealers or registered representatives may be paid commission of up to 110% of the first year Target Premiums and up to 3% of all premiums in excess of first year Target Premium. Each year thereafter, Columbus Life may pay a commission of 4.5% or less on all premiums paid on a Policy. Each year after the first Columbus Life may also pay a service fee of 0.25% or less of the Account Value, less any Indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.


TAX MATTERS

The following is a summary discussion of certain federal tax matters that apply to your Policy. The following discussion does not purport to be complete or to cover all situations. The discussion is general in nature, and it should not be considered tax advice. You should consult counsel and other competent advisors for more complete information.

The individual situation of each Policy Owner or beneficiary will determine how ownership or receipt of the Policy's proceeds will be treated for purposes of federal estate tax, state inheritance tax and other taxes. Other than the very general overview of the effect of federal estate taxes on the Policy that is contained in the following discussion, the effect of federal estate tax, state inheritance tax and other taxes is generally not discussed herein.

The following discussion is based on federal income tax law and interpretations in effect as of the date of this prospectus and is subject to later changes in such tax law or interpretations. Except as is otherwise expressly noted below, this discussion assumes that you are the Policy Owner and that you are a natural person who is a U.S. citizen and resident. The tax effects on an Owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

General

Your Policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), and (b) for as long as the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Code Section 817(h). We believe that the Policy will meet the statutory definition of life insurance. As a result, the death benefit payable under the Policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the Policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the last surviving Insured's death. However, if the Policy is transferred for valuable consideration, then a portion of the death benefit payable under the Policy may be includable in the beneficiary's gross income.

Your Policy will generally be considered under the Code to be a "modified endowment contract" if the Policy meets the requirements of Code Section 7702 but fails the "7-pay test" of Code Section 7702A. A life insurance policy will be classified as a modified endowment contract if premiums are paid more rapidly than allowed by the "7-pay test." The "7-pay test" compares the actual premium paid in the first 7 Policy Years against a pre-determined premium amount as set forth in Code Section 7702A. In addition, if your Policy is issued in exchange for a modified endowment contract, it will be considered a modified endowment contract. Further, if there is a material change to your Policy, like a change in the Policy's death benefit, your Policy may be subjected to a new 7-pay test over a new 7-year period to determine whether the change has caused the Policy to become a modified endowment contract.

If your Policy is a modified endowment contract, pre-death distributions will receive different tax treatment than distributions from a Policy that is not a modified endowment contract.

Pre-Death Distributions

In general, distributions from a life insurance policy that is not considered a modified endowment contract, during an Insured's lifetime, are treated as nontaxable return of premium, to the extent of premiums previously paid. Aggregate amounts distributed in excess of aggregate premiums paid are generally taxed as ordinary income.

With regard to a loan from a life insurance policy that is not considered a modified endowment contract, proceeds from such a loan will generally not be treated as a taxable distribution. However, in the event a loan is outstanding at the time the Policy is surrendered or lapses, the amount of the outstanding loan balance is treated as a distribution to you, as Policy Owner, and all or part of such distribution may be treated as ordinary income.

If your Policy is a modified endowment contract, the Internal Revenue Code provides special rules for the income taxation of pre-death distributions, including surrenders, loans, collateral assignments and other amounts distributed. Under the Internal Revenue Code, any distribution from the Policy during an Insured's lifetime will generally be taxable to the extent the cash value of the Policy exceeds, at the time of the distribution, the premiums paid into the Policy. In addition, a 10% penalty tax will apply to the taxable portion of such distributions unless you are over the age of 59 1/2, disabled (as defined under the Code), or the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary under the Policy.

If your Policy is not a modified endowment contract, Code Section 7702 places certain restrictions on the amount of premium payments that may be made and the Policy's contract value that can accumulate relative to the death benefit. Where cash distributions are made during the first 15 Policy Years of your Policy which cause a reduction in death benefits, some or all of such distributions may be includible in income pursuant to Code Section 7702(f)(7). You, as Policy Owner, should carefully consider the consequences of initiating any changes in the terms of the Policy.

The policy split option permits a policy to be split into two single life policies upon the occurrence of certain events. It is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 of the Internal

Revenue Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the resulting individual contracts would be treated as life insurance contracts for federal income tax purposes, and if so, whether they would be classified as modified endowment contracts. Before the policy Owner exercises rights provided by the policy split option, it is important to consult a qualified tax advisor regarding the possible consequences of a split.

Amounts received under an accelerated death benefit rider may be excludable from gross income under Section 101(g) in some circumstances, but such amounts are not always excludable. In addition, we reserve the right to modify the accelerated death benefit rider as we deem necessary in order to comply with changes in federal tax law and to preserve the status of your policy as a life insurance contract. You should consult a qualified tax advisor regarding the possible consequences of receiving an accelerated death benefit.

Diversification

As has been noted before, your Policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Code Section 817(h).

The U.S. Secretary of the Treasury has issued regulations that implement the investment diversification requirements of Code Section 817(h). If there is a failure to comply with these regulations, your Policy will be disqualified as a life insurance policy under Code Section 7702 and you will be subject to federal income tax on the income under the Policy for the period of disqualification and for subsequent periods, unless the failure was inadvertent, is corrected, and you, as Policy Owner or the issuer pays an amount to the IRS. Separate Account 1, through the Funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary regulations, the U.S. Secretary of the Treasury has stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the Owner of your Policy to direct your investments under the Policy to particular Sub-Accounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the Policy in any way necessary to avoid any such result.

As of the date of this prospectus, however, no such guidelines have been issued, although the U.S. Secretary of the Treasury has informally suggested that any such guidelines could limit the number of investment funds or frequency of transfers among such funds. If issued, these guidelines may be applied retroactively.

Estate and Generation Skipping Taxes


Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, under the law in effect on the date of this prospectus, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent your estate is to be distributed to your surviving spouse.


If you are the last surviving Insured under the Policy, generally the death benefit under the Policy will be includible in your estate for purposes of federal estate tax if: (1) the proceeds were payable to or for the benefit of your estate; (2) you held any "incident of ownership" in the policy at death or at any time within three years of death. In addition, if you are not an Insured under the Policy, and you die before the second Insured, the value of your Policy, as determined under U.S. Secretary of Treasury regulations, is includible in your estate for federal estate tax purposes.


If you as Policy Owner transfer ownership of the Policy to another person, such transfer may be subject to federal gift tax. In addition, if you as Policy Owner transfer ownership to a person two or more generations younger than you, the transfer may be subject to generation-skipping transfer tax. The generation-skipping transfer tax provisions generally apply to transfers that would be subject to the gift and estate tax rules. Under the law in effect as of the date of this Prospectus, the generation-skipping transfer tax rate is equal to the maximum estate tax rate (currently 50%) and there is a provision for a lifetime exemption amount of $1,110,000 for 2002. Due the complexity of these rules and the changes made in the federal estate, gift and generation-skipping tax laws under the Economic Growth and Tax Relief Reconciliation Act of 2001, you, as Policy Owner, should consult with counsel and other competent advisors regarding such taxes.


Corporate and Qualified Retirement Plan Ownership

There are special tax issues for corporate and qualified retirement plan Owners:

     o If the Policy is purchased by a trust or other entity that forms part of a qualified retirement plan that is qualified as a tax-favored plan under Code Section 401(a) for the benefit of participants covered under the plan, special tax treatment will apply to the Policy.
     o Using your Policy to fund deferred compensation arrangements for employees has special tax consequences.
     o Corporate ownership of the Policy may affect your liability under the alternative minimum tax.

You should consult with counsel and other competent advisors regarding these matters.

Withholding

Payments received by you from your Policy (other than the payment of a tax-free death benefit under the Policy) are generally subject to federal income tax withholding, except that you are generally permitted to elect not to have federal income taxes withheld from such payments if you notify us in a timely manner that you are making this election (and meet certain reporting requirements as to such election). A distribution from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived) if no taxpayer identification number is provided to Columbus Life or if the IRS notifies Columbus Life that back-up withholding is required. The mandatory back-up withholding rate is currently 31% of the income that is distributed.

Taxation of Columbus Life


Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the Sub-Accounts for those taxes. Any charge will reduce your Policy's Account Value.


We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your Policy.

In addition, certain funds in which the Sub-Accounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.

LEGAL MATTERS

Columbus Life and its affiliates are or may become involved in various legal actions in the normal course of business. Although there can be no assurances, as of the date of this prospectus, Columbus Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Columbus Life. As of the date of this prospectus, neither Columbus Life, Separate Account 1, nor Touchstone Securities, Inc., is involved in any legal or administrative proceedings that are material to the Policies.

The validity of the interests under the Contracts offered hereby has been passed upon by Counsel of Columbus Life.

EXPERTS


The financial statements of Columbus Life Insurance Company Separate Account 1 at December 31, 2001, and for the periods then ended, and Columbus Life Insurance Company at December 31, 2001 and 2000, and for the years then ended, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


Actuarial matters in the prospectus have been examined by Mr. David M. Burridge, FSA, MAAA, as stated in his opinion filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

This prospectus contains financial statements for Separate Account 1 and financial statements of Columbus Life. The financial statements of Columbus Life included in this prospectus are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the Policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

                              FINANCIAL STATEMENTS

                         Columbus Life Insurance Company
                               Separate Account 1

                         Periods ended December 31, 2001
                       with report of Independent Auditors

                         COLUMBUS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT 1

                              FINANCIAL STATEMENTS

                         Periods ended December 31, 2001





                                    CONTENTS

Report of Independent Auditors.................................................1

AUDITED FINANCIAL STATEMENTS

Statement of Assets and Liabilities............................................2
Statement of Operations and Changes in Net Assets for the
   Periods ended December 31, 2001.............................................4
Statement of Operations and Changes in Net Assets for the
   Periods ended December 31, 2000.............................................8
Statement of Operations and Changes in Net Assets for the
   Period ended December 31, 1999.............................................10
Notes to Financial Statements.................................................12

                         REPORT OF INDEPENDENT AUDITORS

Contractholders of Columbus Life Insurance Company Separate Account 1 and
Board of Directors of Columbus Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Columbus Life Insurance Company Separate Account 1 (comprising, respectively, the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Deutsche VIT EAFE Equity Index Fund, Deutsche VIT Equity 500 Index Fund, Deutsche VIT Small Cap Index Fund, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Growth & Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Balanced Portfolio - Service Class 2, Fidelity VIP Mid Cap Portfolio - Service Class 2, Fidelity VIP Money Market Fund Portfolio - Initial Class, Janus Aspen Aggressive Growth Portfolio - Service Shares, Janus Aspen Capital Appreciation Portfolio - Service Shares, Janus Aspen Worldwide Growth Portfolio - Service Shares, Legends Harris Bretall Sullivan & Smith Equity Growth Portfolio, Legends Third Avenue Value Portfolio, Legends Gabelli Large Cap Value Portfolio, Legends Baron Small Cap Portfolio, MFS VIT Emerging Growth Series - Initial Class, MFS VIT Investors Trust Series - Initial Class, MFS VIT Capital Opportunities Series - Service Class, MFS VIT Emerging Growth Series - Service Class, MFS VIT Mid Cap Growth Series - Service Class, MFS VIT New Discovery Series - Service Class, Oppenheimer Aggressive Growth Fund/VA - Service Class, Oppenheimer Strategic Bond Fund/VA - Service Class, Oppenheimer International Growth Fund/VA - Service Class, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone International Equity Fund, Touchstone Emerging Growth Fund, Touchstone Small Cap Value Fund, Touchstone Growth/Value Fund, Touchstone Equity Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Bond Fund, Touchstone Standby Income Fund, Touchstone Money Market Fund, and Touchstone Income Opportunity Fund) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Columbus Life Insurance Company Separate Account 1 at December 31, 2001, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP


Cincinnati, Ohio
March 25, 2002

               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                            AIM VARIABLE           THE ALGER AMERICAN               DEUTSCHE ASSET MANAGEMENT
                                         INSURANCE FUNDS, INC.             FUND                              VIT FUNDS
                                        (UNAFFILIATED ISSUER)      (UNAFFILIATED ISSUER)              (UNAFFILIATED ISSUER)
                                      -------------------------  --------------------------   --------------------------------------
                                                    V.I.
                                                    GOVERNMENT   SMALL                        EAFE
                                      V.I. GROWTH   SECURITIES   CAPITALIZATION GROWTH        EQUITY       EQUITY 500    SMALL CAP
                                      FUND          FUND         PORTFOLIO      PORTFOLIO     INDEX FUND   INDEX FUND    INDEX FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                      -------------------------  --------------------------   --------------------------------------
Assets
    Investments in securities
         of unaffiliated
         issuers, at fair
         value (cost
         $265,125; $17,793;
         $80,316; $241,318;
         $46,922; $945,495;
         $38,056; $63,861;
         $125,063; $192,200;
         $65,289)                     $ 164,864     $  17,696    $  56,279      $ 180,221     $  44,859    $ 896,339     $  38,221
                                      ---------     ---------    ---------      ---------     ---------    ---------     ---------
            Total Invested Assets       164,864        17,696       56,279        180,221        44,859      896,339        38,221

Other Assets (Liabilities)                   (4)            1           (2)           (14)          (34)         (61)           --
                                      ---------     ---------    ---------      ---------     ---------    ---------     ---------
Net Assets                            $ 164,860     $  17,697    $  56,277      $ 180,207     $  44,825    $ 896,278     $  38,221
                                      =========     =========    =========      =========     =========    =========     =========


                                                        FIDELITY VARIABLE INSURANCE
                                                              PRODUCTS FUNDS
                                                           (UNAFFILIATED ISSUER)
                                      ---------------------------------------------------------------------
                                      EQUITY -                            GROWTH &
                                      INCOME             CONTRAFUND       INCOME            GROWTH
                                      PORTFOLIO          PORTFOLIO -      PORTFOLIO         PORTFOLIO
                                      SERVICE CLASS 2    SERVICE CLASS 2  SERVICE CLASS 2   SERVICE CLASS 2
                                      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                      ---------------------------------------------------------------------
Assets
    Investments in securities
         of unaffiliated
         issuers, at fair
         value (cost
         $265,125; $17,793;
         $80,316; $241,318;
         $46,922; $945,495;
         $38,056; $63,861;
         $125,063; $192,200;
         $65,289)                     $  63,957          $ 124,402        $ 193,144         $  63,684

            Total Invested Assets        63,957            124,402          193,144            63,684

Other Assets (Liabilities)                   --                 (2)               1                (3)
                                      ---------          ---------        ---------         ---------

Net Assets                            $  63,957          $ 124,400        $ 193,145         $  63,681
                                      =========          =========        =========         =========

                                               FIDELITY VARIABLE INSURANCE
                                                      PRODUCTS FUNDS                            JANUS ASPEN SERIES
                                                  (UNAFFILIATED ISSUER)                        (UNAFFILIATED ISSUER)
                                    ------------------------------------------------------- ----------------------------------------
                                    ASSET                                      MONEY MARKET AGGRESSIVE    CAPITAL        WORLDWIDE
                                    MANAGER        BALANCED      MID CAP       FUND         GROWTH        APPRECIATION   GROWTH
                                    PORTFOLIO -    PORTFOLIO -   PORTFOLIO -   PORTFOLIO -  PORTFOLIO -   PORTFOLIO -    PORTFOLIO -
                                    SERVICE        SERVICE       SERVICE       INITIAL      SERVICE       SERVICE        SERVICE
                                    CLASS 2        CLASS 2       CLASS 2       CLASS        SHARES        SHARES         SHARES
                                    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                    ------------------------------------------------------- ----------------------------------------
Assets
    Investments in securities
         of unaffiliated
         issuers, at fair
         value (cost $1,409;
         $85,661; $109,900;
         $25,668; $2,763;
         $120,923; $69,004;         $   1,535      $  86,578     $ 113,561     $  25,668    $   2,715     $ 119,020      $  68,993
    Investments in securities
         of affiliated
         issuers, at fair
         value (cost $80;
         $192,587; $95,258;
         $20,817)
                                        1,535         86,578       113,561        25,668        2,715       119,020         68,993
                                    ---------      ---------     ---------     ---------    ---------     ---------      ---------

Other Assets (Liabilities)                 --             (1)          (10)           --           (6)          (16)           (13)
                                    ---------      ---------     ---------     ---------    ---------     ---------      ---------

Net Assets                          $   1,535      $  86,577     $ 113,551     $  25,668    $   2,709     $ 119,004      $  68,980
                                    =========      =========     =========     =========    =========     =========      =========


                                                                              THE LEGENDS FUND, INC.
                                                                                (AFFILIATED ISSUER)
                                                     -------------------------------------------------------------------
                                                     HARRIS BRETALL
                                                     SULLIVAN &           THIRD AVENUE     GABELLI LARGE     BARON SMALL
                                                     SMITH EQUITY         VALUE            CAP VALUE         CAP
                                                     GROWTH PORTFOLIO     PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                     SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                     -------------------------------------------------------------------
Assets
    Investments in securities
         of unaffiliated issuers,
         at fair value (cost
         $1,409; $85,661; $109,900;
         $25,668; $2,763; $120,923;
         $69,004;
    Investments in securities
         of affiliated
         issuers, at fair
         value (cost $80;
         $192,587; $95,258;
         $20,817)                                    $      92            $ 192,980        $  84,505         $  21,759
                                                            92            $ 192,980           84,505            21,759
                                                     ---------            ---------        ---------         ---------

Other Assets (Liabilities)                                  --                    3                1                 1
                                                     ---------            ---------        ---------         ---------

Net Assets                                           $      92            $ 192,983        $  84,506         $  21,760
                                                     =========            =========        =========         =========


See accompanying notes


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001


                                                                        MFS VARIABLE
                                                                      INSURANCE TRUST
                                                                    (UNAFFILIATED ISSUER)
                                    --------------------------------------------------------------------------------------------
                                    EMERGING        INVESTORS       CAPITAL         EMERGING       MID CAP         NEW
                                    GROWTH          TRUST           OPPORTUNITIES   GROWTH         GROWTH          DISCOVERY
                                    SERIES -        SERIES -        SERIES -        SERIES -       SERIES -        SERIES -
                                    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS
                                    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                    --------------------------------------------------------------------------------------------
Assets
    Investments in securities of
         unaffiliated issuers, at
         fair value (cost
         $202,169; $88,908;
         $127,713; $16,289;
         $124,346; $10,006;
         $17,418; $886,
         $86,996, $21,722)          $ 134,536       $  76,676       $  122,818      $  15,738      $ 125,054       $  10,272
                                    ---------       ---------       ---------       ---------      ---------       ---------
            Total Invested Assets     134,536          76,676          122,818         15,738        125,054          10,272

Other Assets (Liabilities)                 (2)             (2)             (1)             (2)             4              (1)
                                    ---------       ---------       ---------       ---------      ---------       ---------

Net Assets                          $ 134,534       $  76,674       $ 122,817       $  15,736      $ 125,058       $  10,271
                                    =========       =========       =========       =========      =========       =========


                                                                                                  OPPENHEIMER        PIMCO
                                                                                                  PANORAMA           VARIABLE
                                                                                                  SERIES             INSURANCE
                                                                  OPPENHEIMER VARIABLE            FUND, INC.         TRUST
                                                                     ACCOUNT FUNDS                (UNAFFILIATED      (UNAFFILIATED
                                                                 (UNAFFILIATED ISSUER)            ISSUER)            ISSUER)
                                                          ---------------------------------       -------------      -------------
                                                          AGGRESSIVE          STRATEGIC           INTERNATIONAL      LONG-TERM
                                                          GROWTH              BOND                GROWTH             U.S.
                                                          FUND/VA -           FUND/VA -           FUND/VA -          GOVERNMENT
                                                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS      BOND PORTFOLIO
                                                          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                          -------------       -------------       -------------      --------------
Assets
    Investments in securities of
         unaffiliated issuers, at fair value (cost
         $202,169; $88,908; $127,713; $16,289;
         $124,346; $10,006; $17,418; $886,
         $86,996, $21,722)                                $  17,326           $     909           $  81,681          $  22,089
                                                          ---------           ---------           ---------          ---------
            Total Invested Assets                            17,326                 909              81,681             22,089

Other Assets (Liabilities)                                       (1)                 (1)                 --                 (2)
                                                          ---------           ---------           ---------          ---------

Net Assets                                                $  17,325           $     908           $  81,681          $  22,087
                                                          =========           =========           =========          =========


                                                                        TOUCHSTONE VARIABLE
                                                                            SERIES TRUST
                                                                         (AFFILIATED ISSUER)
                                       ---------------------------------------------------------------------------------------------
                                       INTERNATIONAL   EMERGING                    GROWTH/                   ENHANCED
                                       EQUITY          GROWTH        SMALL CAP     VALUE        EQUITY       30          VALUE PLUS
                                       FUND            FUND          VALUE FUND    FUND         FUND         FUND        FUND
                                       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                       ---------------------------------------------------------------------------------------------
Assets
    Investments in securities of
         affiliated issuers, at
         fair value (cost
         $101,778; $184,789;
         $42,337; $69,432; $188;
         $84,715; $109,362; $16,253;
         $13,289; $15,045; $4,593;
         $412,838; $102; $0)           $  66,722       $ 174,497     $  43,608     $  67,827    $     179    $  78,291   $ 107,557
                                       ---------       ---------     ---------     ---------    ---------    ---------   ---------
            Total Invested Assets         66,722         174,497        43,608        67,827          179       78,291     107,557
                                       ---------       ---------     ---------     ---------    ---------    ---------   ---------

Other Assets (Liabilities)                   (2)              (3)           --            --           --           (2)         (3)
                                       ---------       ---------     ---------     ---------    ---------    ---------   ---------

Net Assets                             $  66,720       $ 174,494     $  43,608     $  67,827    $     179    $  78,289   $ 107,554
                                       =========       =========     =========     =========    =========    =========   =========

                                                                       TOUCHSTONE VARIABLE
                                                                          SERIES TRUST
                                                                       (AFFILIATED ISSUER)
                                       ---------------------------------------------------------------------------------------------
                                       GROWTH &                                                STANDBY       MONEY       INCOME
                                       INCOME         BALANCED      HIGH YIELD    BOND         INCOME        MARKET      OPPORTUNITY
                                       FUND           FUND          FUND          FUND         FUND          FUND        FUND
                                       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                       ---------------------------------------------------------------------------------------------
Assets
    Investments in securities of
         affiliated issuers, at
         fair value (cost
         $101,778; $184,789;
         $42,337; $69,432; $188;
         $84,715; $109,362; $16,253;
         $13,289; $15,045; $4,593;
         $412,838; $102; $0)           $  14,830      $  13,072     $  13,723     $   4,368    $ 410,948     $     102   $      --
                                       ---------      ---------     ---------     ---------    ---------     ---------   ---------
            Total Invested Assets         14,830         13,072        13,723         4,368      410,948           102          --
                                       ---------      ---------     ---------     ---------    ---------     ---------   ---------

Other Assets (Liabilities)                   (1)            (1)            --            (1)           3            (1)         --
                                       ---------      ---------     ---------     ---------    ---------     ---------   ---------

Net Assets                             $  14,829      $  13,071     $  13,723     $   4,367    $ 410,951     $     101   $      --
                                       =========      =========     =========     =========    =========     =========   =========


See accompanying notes


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2001


                                                                                                             DEUTSCHE
                                                                                    ALGER                         VIT      DEUTSCHE
                                                                  AIM V. I.      AMERICAN        ALGER           EAFE           VIT
                                                      AIM V.I.   GOVERNMENT         SMALL     AMERICAN         EQUITY    EQUITY 500
                                                       GROWTH    SECURITIES CAPITALIZATION      GROWTH        INDEX *         INDEX
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                                  -----------   ----------- -------------- -----------    -----------   -----------
Income:
   Dividends and capital gains                      $     381     $     507     $      27     $  22,868     $    --       $   8,003
   Miscellaneous income (loss)                           (458)           (1)         (227)         (217)          102           694
Expenses:
   Mortality and expense risk,
       and administrative charge                        1,416            79           485         1,620           112         3,142
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                        (1,493)          427          (685)       21,031           (10)        5,555
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                 (47,110)         (311)       (7,030)      (18,994)       (2,066)      (48,333)
   Realized gain (loss) on investments                (21,526)          203       (12,913)      (27,266)          (81)       (2,841)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized gain (loss)
   on investments                                     (68,636)         (108)      (19,943)      (46,260)       (2,147)      (51,174)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
   resulting from operations                          (70,129)          319       (20,628)      (25,229)       (2,157)      (45,619)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                 75,729         1,908        31,672        66,055         3,560       681,178
   Transfers between sub-accounts
       (including fixed account), net                   4,160         7,759        (5,457)      (21,651)       44,038       274,208
   Transfers for contract benefits
       and terminations                                  (849)         --            (430)         (717)         --          (2,729)
   Cost of insurance and benefits
       provided by riders                             (17,531)         (407)       (4,973)      (18,504)         (340)      (15,158)
   Contract maintenance charge                         (3,909)         (165)       (1,613)       (3,745)         (276)       (8,911)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
       from contract transactions                      57,600         9,095        19,199        21,438        46,982       928,588
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease) in net assets               (12,529)        9,414        (1,429)       (3,791)       44,825       882,969
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                     177,389         8,283        57,706       183,998          --          13,309
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $ 164,860     $  17,697     $  56,277     $ 180,207     $  44,825     $ 896,278
                                                    =========     =========     =========     =========     =========     =========

                                                                                                       FIDELITY VIP
                                                                           FIDELITY    FIDELITY VIP        GROWTH &   FIDELITY VIP
                                                           DEUTSCHE   EQUITY-INCOME      CONTRAFUND          INCOME       GROWTH
                                                                VIT      PORTFOLIO-      PORTFOLIO-      PORTFOLIO-    PORTFOLIO-
                                                          SMALL CAP         SERVICE         SERVICE         SERVICE      SERVICE
                                                            INDEX *       CLASS 2 *       CLASS 2 *       CLASS 2 *       CLASS 2 *
                                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
Income:
   Dividends and capital gains                            $   1,965       $    --         $    --         $    --         $    --
   Miscellaneous income (loss)                                  (82)             55           1,190             686              73
Expenses:
   Mortality and expense risk,
       and administrative charge                                 68             139             111             326             155
                                                          ---------       ---------       ---------       ---------       ---------
   Net investment income (loss)                               1,815             (84)          1,079             360             (82)
                                                          ---------       ---------       ---------       ---------       ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                           167              95            (662)            944          (1,607)
   Realized gain (loss) on investments                          (12)           (147)           (248)           (235)           (216)
                                                          ---------       ---------       ---------       ---------       ---------
Net realized and unrealized gain (loss)
   on investments                                               155             (52)           (910)            709          (1,823)
                                                          ---------       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets
   resulting from operations                                  1,970            (136)            169           1,069          (1,905)
                                                          ---------       ---------       ---------       ---------       ---------
Contract owners activity:
   Payments received from
       contract owners                                        8,944          57,753         123,305         112,436          58,088
   Transfers between sub-accounts
       (including fixed account), net                        27,500           8,769           3,272          81,363          10,002
   Transfers for contract benefits
       and terminations                                        --              --              --              --              --
   Cost of insurance and benefits
       provided by riders                                      (100)         (1,510)         (1,328)           (986)         (1,369)
   Contract maintenance charge                                  (93)           (919)         (1,018)           (737)         (1,135)
                                                          ---------       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets
       from contract transactions                            36,251          64,093         124,231         192,076          65,586
                                                          ---------       ---------       ---------       ---------       ---------
Total increase (decrease) in net assets                      38,221          63,957         124,400         193,145          63,681
                                                          ---------       ---------       ---------       ---------       ---------
Net assets at beginning of period                              --              --              --              --              --
                                                          ---------       ---------       ---------       ---------       ---------
Net assets at end of period                               $  38,221       $  63,957       $ 124,400       $ 193,145       $  63,681
                                                          =========       =========       =========       =========       =========


See accompanying notes

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2001


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2001
                                                                                           FIDELITY VIP
                                                 FIDELITY VIP  FIDELITY VIP  FIDELITY VIP  MONEY MARKET
                                                ASSET MANAGER      BALANCED      MID CAP-          FUND
                                                   PORTFOLIO-    PORTFOLIO-    PORTFOLIO-    PORTFOLIO-   JANUS ASPEN    JANUS ASPEN
                                                      SERVICE       SERVICE       SERVICE       SERVICE    AGGRESSIVE        CAPITAL
                                                    CLASS 2 *     CLASS 2 *     CLASS 2 *     CLASS 2 *      GROWTH * APPRECIATION *
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                  -----------   -----------   -----------   -----------   -----------    -----------
Income:
   Dividends and capital gains                      $    --       $    --       $    --       $     224     $    --       $     244
   Miscellaneous income (loss)                              1           791           607            37            21           633
Expenses:
   Mortality and expense risk,
       and administrative charge                            6            92            62         2,308             7           268
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                            (5)          699           545        (2,047)           14           609
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                     126           916         3,660          --             (48)       (1,903)
   Realized gain (loss)
       on investments                                      (3)          (58)          (97)         --            (228)         (152)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized
   gain (loss) on investments                             123           858         3,563          --            (276)       (2,055)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets resulting
   from operations                                        118         1,557         4,108        (2,047)         (262)       (1,446)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                  1,554        73,143       109,818        38,391         3,240        39,806
   Transfers between sub-
       accounts (including fixed
       account), net                                     --          13,552           614         2,572            60        82,532
   Transfers for contract benefits
       and terminations                                  --            --            --            --            --            --
   Cost of insurance and benefits
       provided by riders                                 (70)       (1,142)         (524)       (7,812)         (175)       (1,044)
   Contract maintenance charge                            (67)         (533)         (465)       (5,436)         (154)         (844)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets from contract
   transactions                                         1,417        85,020       109,443        27,715         2,971       120,450
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease)
   in net assets                                        1,535        86,577       113,551        25,668         2,709       119,004
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                        --            --            --            --            --            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $   1,535     $  86,577     $ 113,551     $  25,668     $   2,709     $ 119,004
                                                    =========     =========     =========     =========     =========     =========

                                                                    LEGENDS
                                                             HARRIS BRETALL                                                  MFS VIT
                                                                   SULLIVAN       LEGENDS       LEGENDS                     EMERGING
                                                  JANUS ASPEN       & SMITH         THIRD       GABELLI       LEGENDS         GROWTH
                                                    WORLDWIDE        EQUITY        AVENUE     LARGE CAP         BARON        SERIES-
                                                     GROWTH *      GROWTH *       VALUE *       VALUE *   SMALL CAP *  INITIAL CLASS
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                  -----------   -----------   -----------   -----------   -----------    -----------
Income:
   Dividends and capital gains                      $      53     $       9     $     809     $   2,074     $    --       $   7,451
   Miscellaneous income (loss)                            461            (4)        3,220         1,202         1,166          (391)
Expenses:
   Mortality and expense risk,
       and administrative charge                          131          --             252           104            24         1,070
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                           383             5         3,777         3,172         1,142         5,990
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                     (12)           12           395       (10,757)          939       (39,322)
   Realized gain (loss)
       on investments                                    (139)          (25)          (73)         (167)          263       (18,255)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized
   gain (loss) on investments                            (151)          (13)          322       (10,924)        1,202       (57,577)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets resulting
   from operations                                        232            (8)        4,099        (7,752)        2,344       (51,587)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                 31,326           100       107,050        92,407        19,201        58,441
   Transfers between sub-
       accounts (including fixed
       account), net                                   38,812          --          83,192         1,636           775         7,954
   Transfers for contract benefits
       and terminations                                  --            --            --            --            --            (926)
   Cost of insurance and benefits
       provided by riders                                (799)         --            (690)       (1,001)         (313)      (13,999)
   Contract maintenance charge                           (591)         --            (668)         (784)         (247)       (2,353)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets from contract
   transactions                                        68,748           100       188,884        92,258        19,416        49,117
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease)
   in net assets                                       68,980            92       192,983        84,506        21,760        (2,470)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                        --            --            --            --            --         137,004
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $  68,980     $      92     $ 192,983     $  84,506     $  21,760     $ 134,534
                                                    =========     =========     =========     =========     =========     =========

See accompanying notes

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2001



               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2001

                                                                MFS CAPITAL  MFS EMERGING   MFS MID CAP       MFS NEW
                                                      MFS VIT OPPORTUNITIES        GROWTH        GROWTH     DISCOVERY
                                                    INVESTORS       SERIES-       SERIES-       SERIES-       SERIES-    OPPENHEIMER
                                                       TRUST-       SERVICE       SERVICE       SERVICE       SERVICE     AGGRESSIVE
                                                INITIAL CLASS       CLASS *       CLASS *       CLASS *       CLASS *       GROWTH *
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                  -----------   -----------   -----------   -----------   -----------    -----------
Income:
   Dividends and capital gains                      $   2,424     $       8     $       7     $       1     $       3     $    --
   Miscellaneous income (loss)                            (64)          807            10          (569)           46           (42)
Expenses:
   Mortality and expense risk,
       and administrative charge                          673            86            40           297            22            58
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                         1,687           729           (23)         (865)           27          (100)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                 (11,003)       (4,896)         (553)          706           266           (93)
   Realized gain (loss)
       on investments                                  (5,356)         (888)         (157)       (4,286)          (51)          (99)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized
   gain (loss) on investments                         (16,359)       (5,784)         (710)       (3,580)          215          (192)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets resulting
   from operations                                    (14,672)       (5,055)         (733)       (4,445)          242          (292)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                 41,749       127,745         9,850        44,383         9,898        17,456
   Transfers between sub-
       accounts (including fixed
       account), net                                  (26,667)        1,056         7,255        86,607           506           793
   Transfers for contract benefits
       and terminations                                  (110)         --            --            --            --            --
   Cost of insurance and benefits
       provided by riders                              (7,055)         (565)         (319)         (927)         (264)         (331)
   Contract maintenance charge                         (1,107)         (364)         (317)         (560)         (111)         (301)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets from contract
   transactions                                         6,810       127,872        16,469       129,503        10,029        17,617
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease)
   in net assets                                       (7,862)      122,817        15,736       125,058        10,271        17,325
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                      84,536          --            --            --            --            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $  76,674     $ 122,817     $  15,736     $ 125,058     $  10,271     $  17,325
                                                    =========     =========     =========     =========     =========     =========


                                                                                    PIMCO
                                                                                LONG-TERM
                                                  OPPENHEIMER   OPPENHEIMER          U.S.    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE
                                                    STRATEGIC INTERNATIONAL    GOVERNMENT INTERNATIONAL      EMERGING     SMALL CAP
                                                       BOND *      GROWTH *          BOND   EQUITY FUND   GROWTH FUND    VALUE FUND
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Income:
   Dividends and capital gains                      $      --     $      --     $   1,799     $      --     $  13,845     $     142
   Miscellaneous income (loss)                             (2)           85            (7)         (503)            3           (20)
Expenses:
   Mortality and expense risk,
       and administrative charge                            2            30           199           537           743           160
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                            (4)           55         1,593        (1,040)       13,105           (38)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                      23        (5,315)       (1,329)      (14,940)       (5,324)        5,748
   Realized gain (loss)
       on investments                                       1          (163)          834        (6,363)       (1,365)       (2,588)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized
   gain (loss) on investments                              24        (5,478)         (495)      (21,303)       (6,689)        3,160
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets resulting
   from operations                                         20        (5,423)        1,098       (22,343)        6,416         3,122
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                  1,106        83,441         3,538        27,042        76,081        15,735
   Transfers between sub-
       accounts (including fixed
       account), net                                       (2)        4,136        (6,364)        9,368        53,828        18,730
   Transfers for contract benefits
       and terminations                                  --            --             (27)       (1,115)       (1,048)          (99)
   Cost of insurance and benefits
       provided by riders                                (103)         (233)       (1,089)       (3,750)       (4,061)       (1,215)
   Contract maintenance charge                           (113)         (240)         (173)       (1,196)       (1,760)         (354)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets from contract
   transactions                                           888        87,104        (4,115)       30,349       123,040        32,797
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease)
   in net assets                                          908        81,681        (3,017)        8,006       129,456        35,919
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                        --            --          25,104        58,714        45,038         7,689
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $     908     $  81,681     $  22,087     $  66,720     $ 174,494     $  43,608
                                                    =========     =========     =========     =========     =========     =========

See accompanying notes

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2001



               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2001

                                                   TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE
                                                 GROWTH/VALUE        EQUITY   ENHANCED 30    VALUE PLUS      GROWTH &      BALANCED
                                                      FUND **       FUND **          FUND          FUND   INCOME FUND          FUND
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                -------------   -----------  ------------  ------------   -----------   -----------
Income:
   Dividends and capital gains                      $    --       $    --       $     745     $   1,196     $   1,033     $     592
   Miscellaneous income (loss)                            852          --              (2)         (157)           33           (95)
Expenses:
   Mortality and expense risk,
       and administrative charge                           27          --             624           319           127            96
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                           825          --             119           720           939           401
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                  (1,605)           (9)       (7,192)       (1,244)       (1,772)         (145)
   Realized gain (loss) on investments                   (258)          (12)         (920)         (655)          (69)          (66)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized gain (loss)
   on investments                                      (1,863)          (21)       (8,112)       (1,899)       (1,841)         (211)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
   resulting from operations                           (1,038)          (21)       (7,993)       (1,179)         (902)          190
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                 62,509           200        19,498        95,430        13,374        12,856
   Transfers between sub-accounts
       (including fixed account), net                   6,710          --          11,418         2,212        (5,611)       (1,975)
   Transfers for contract benefits
       and terminations                                  --            --             (15)          (28)         (421)          (28)
   Cost of insurance and benefits
       provided by riders                                (249)                     (4,058)       (1,449)       (1,150)         (622)
   Contract maintenance charge                           (105)                       (897)         (570)         (487)         (190)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
       from contract transactions                      68,865           200        25,946        95,595         5,705        10,041
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease) in net assets                67,827           179        17,953        94,416         4,803        10,231
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                        --            --          60,336        13,138        10,026         2,840
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $  67,827     $     179     $  78,289     $ 107,554     $  14,829     $  13,071
                                                    =========     =========     =========     =========     =========     =========

                                                                                                                         TOUCHSTONE
                                                     TOUCHSTONE                        TOUCHSTONE       TOUCHSTONE           INCOME
                                                     HIGH YIELD       TOUCHSTONE          STANDBY     MONEY MARKET      OPPORTUNITY
                                                           FUND        BOND FUND      INCOME FUND          FUND **         FUND ***
                                                    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                  -------------     ------------     ------------     ------------     ------------
Income:
   Dividends and capital gains                      $     1,320      $       266      $    12,932      $         2      $         6
   Miscellaneous income (loss)                                1             (118)            (212)              (1)               1
Expenses:
   Mortality and expense risk,
       and administrative charge                             92               11            2,680             --               --
                                                    -----------      -----------      -----------      -----------      -----------
   Net investment income (loss)                           1,229              137           10,040                1                7
                                                    -----------      -----------      -----------      -----------      -----------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                      (533)            (227)          (1,887)            --                 18
   Realized gain (loss) on investments                      (44)              27            2,990             --                (20)
                                                    -----------      -----------      -----------      -----------      -----------
Net realized and unrealized gain (loss)
   on investments                                          (577)            (200)           1,103             --                 (2)
                                                    -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
   resulting from operations                                652              (63)          11,143                1                5
                                                    -----------      -----------      -----------      -----------      -----------
Contract owners activity:
   Payments received from
       contract owners                                    2,688            4,900        1,104,668              106             --
   Transfers between sub-accounts
       (including fixed account), net                     3,460              (38)        (748,399)            --               --
   Transfers for contract benefits
       and terminations                                    --               (109)            --               --               (105)
   Cost of insurance and benefits
       provided by riders                                  (660)            (229)         (15,317)            --               --
   Contract maintenance charge                              (97)            (212)          (5,621)              (6)            --
                                                    -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
       from contract transactions                         5,391            4,312          335,331              100             (105)
                                                    -----------      -----------      -----------      -----------      -----------
Total increase (decrease) in net assets                   6,043            4,249          346,474              101             (100)
                                                    -----------      -----------      -----------      -----------      -----------
Net assets at beginning of period                         7,680              118           64,477             --                100
                                                    -----------      -----------      -----------      -----------      -----------
Net assets at end of period                         $    13,723      $     4,367      $   410,951      $       101      $      --
                                                    ===========      ===========      ===========      ===========      ===========

See accompanying notes

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2001

                                       7


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2000

                                                                                              ALGER
                                                                          AIM V. I.        AMERICAN           ALGER    DEUTSCHE VIT
                                                            AIM V.I.     GOVERNMENT           SMALL        AMERICAN      EQUITY 500
                                                             GROWTH      SECURITIES  CAPITALIZATION          GROWTH         INDEX *
                                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                        -----------     -----------     -----------    ------------    ------------
Income:
   Dividends and capital gains                            $   5,725       $     421       $   6,665       $  11,158       $       8
   Miscellaneous income (loss)                                 (179)             (3)           (176)            299              34
Expenses:
   Mortality and expense risk,
       and administrative charge                              1,005              53             246             991              25
                                                          ---------       ---------       ---------       ---------       ---------
   Net investment income (loss)                               4,541             365           6,243          10,466              17
                                                          ---------       ---------       ---------       ---------       ---------
   Net change in unrealized appreciation
       (depreciation) on investments                        (53,338)            217         (17,053)        (42,365)           (823)
   Realized gain (loss) on investments                          (96)             42          (2,150)           (471)            (61)
                                                          ---------       ---------       ---------       ---------       ---------
   Net realized and unrealized gain (loss)
       on investments                                       (53,434)            259         (19,203)        (42,836)           (884)
                                                          ---------       ---------       ---------       ---------       ---------
   Net increase (decrease) in net assets
       resulting from operations                            (48,893)            624         (12,960)        (32,370)           (867)
                                                          ---------       ---------       ---------       ---------       ---------
Contract owners activity:
   Payments received from
       contract owners                                      184,713           8,700          67,621         185,265          14,941
   Transfers between sub-accounts
       (including fixed account), net                        46,119            (831)          6,674          17,229            --
   Transfers for contract benefits
       and terminations                                        (488)           --              (484)           (484)           --
   Cost of insurance and benefits
       provided by riders                                   (11,731)           (242)         (2,703)        (11,922)           (617)
   Contract maintenance charge                               (2,561)            (68)           (758)         (2,332)           (148)
                                                          ---------       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets
   from contract transactions                               216,052           7,559          70,350         187,756          14,176
                                                          ---------       ---------       ---------       ---------       ---------
Total increase (decrease) in net assets                     167,159           8,183          57,390         155,386          13,309
                                                          ---------       ---------       ---------       ---------       ---------
Net assets at beginning of period                            10,230             100             316          28,612            --
                                                          ---------       ---------       ---------       ---------       ---------
Net assets at end of period                               $ 177,389       $   8,283       $  57,706       $ 183,998       $  13,309
                                                          =========       =========       =========       =========       =========


                                                                                                      PIMCO LONG-
                                                                      MFS VIT           MFS VIT         TERM U.S.        TOUCHSTONE
                                                                     EMERGING       GROWTH WITH        GOVERNMENT         SMALL CAP
                                                                       GROWTH            INCOME              BOND             VALUE
                                                                  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                                 ------------     -------------     -------------      ------------
Income:
   Dividends and capital gains                                      $   2,988         $     436         $     863         $   2,940
   Miscellaneous income (loss)                                             73               259                (3)             (139)
Expenses:
   Mortality and expense risk,
       and administrative charge                                          695               413               135                19
                                                                                      ---------         ---------         ---------
   Net investment income (loss)                                         2,366               282               725             2,782
                                                                    ---------         ---------         ---------         ---------
   Net change in unrealized appreciation
       (depreciation) on investments                                  (28,753)           (1,296)            1,698            (4,495)
   Realized gain (loss) on investments                                   (158)               53               240               (25)
                                                                    ---------         ---------         ---------         ---------
   Net realized and unrealized gain (loss)
       on investments                                                 (28,911)           (1,243)            1,938            (4,520)
                                                                    ---------         ---------         ---------         ---------
   Net increase (decrease) in net assets
       resulting from operations                                      (26,545)             (961)            2,663            (1,738)
                                                                    ---------         ---------         ---------         ---------
Contract owners activity:
   Payments received from
       contract owners                                                133,161            86,670            25,951             4,593
   Transfers between sub-accounts
       (including fixed account), net                                  18,161             1,989            (3,079)            5,066
   Transfers for contract benefits
       and terminations                                                  --                (537)             --
   Cost of insurance and benefits
       provided by riders                                              (8,198)           (5,055)             (478)             (424)
   Contract maintenance charge                                         (1,511)             (751)              (52)             (202)
                                                                    ---------         ---------         ---------         ---------
Net increase (decrease) in net assets
   from contract transactions                                         141,613            82,316            22,342             9,033
                                                                    ---------         ---------         ---------         ---------
Total increase (decrease) in net assets                               115,068            81,355            25,005             7,295
                                                                    ---------         ---------         ---------         ---------
Net assets at beginning of period                                      21,936             3,181                99               394
                                                                    ---------         ---------         ---------         ---------
Net assets at end of period                                         $ 137,004         $  84,536         $  25,104         $   7,689
                                                                    =========         =========         =========         =========

See accompanying notes

*    For the period May 3, 2000 (commencement of operations) to December 31,
     2000

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2000


                                       8


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
         STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)
                         PERIOD ENDED DECEMBER 31, 2000

                                                         TOUCHSTONE       TOUCHSTONE     TOUCHSTONE
                                                           EMERGING    INTERNATIONAL         INCOME      TOUCHSTONE      TOUCHSTONE
                                                             GROWTH           EQUITY    OPPORTUNITY      HIGH YIELD      VALUE PLUS
                                                        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                       ------------     ------------   ------------    ------------     -----------
Income:
   Dividends and capital gains                             $  8,436        $ 14,047        $     13        $    739        $  1,031
   Miscellaneous income (loss)                                 (209)            (79)             (1)            (16)              1
Expenses:
   Mortality and expense risk,
       and administrative charge                                161             231            --                23              51
                                                           --------        --------        --------        --------        --------
   Net investment income (loss)                               8,066          13,737              12             700             981
                                                           --------        --------        --------        --------        --------
   Net change in unrealized appreciation
       (depreciation) on investments                         (4,981)        (20,138)            (14)           (780)           (565)
   Realized gain (loss) on investments                          515            (271)           --                24              36
                                                           --------        --------        --------        --------        --------
   Net realized and unrealized gain (loss)
       on investments                                        (4,466)        (20,409)            (14)           (756)           (529)
                                                           --------        --------        --------        --------        --------
   Net increase (decrease) in net assets
       resulting from operations                              3,600          (6,672)             (2)            (56)            452
                                                           --------        --------        --------        --------        --------
Contract owners activity:
   Payments received from
       contract owners                                       30,947          53,570            --             2,816           8,036
   Transfers between sub-accounts
       (including fixed account), net                        11,873          14,507            --             5,000           4,917
   Transfers for contract benefits
       and terminations                                        --              --              --              --              --
   Cost of insurance and benefits
       provided by riders                                    (1,216)         (2,548)           --              (164)           (296)
   Contract maintenance charge                                 (295)           (765)           --               (13)            (80)
                                                           --------        --------        --------        --------        --------
Net increase (decrease) in net assets
   from contract transactions                                41,309          64,764            --             7,639          12,577
                                                           --------        --------        --------        --------        --------
Total increase (decrease) in net assets                      44,909          58,092              (2)          7,583          13,029
                                                           --------        --------        --------        --------        --------
Net assets at beginning of period                               129             622             103              97             109
                                                           --------        --------        --------        --------        --------
Net assets at end of period                                $ 45,038        $ 58,714        $    101        $  7,680        $ 13,138
                                                           ========        ========        ========        ========        ========


                                                         TOUCHSTONE                                                      TOUCHSTONE
                                                         GROWTH AND      TOUCHSTONE      TOUCHSTONE      TOUCHSTONE         STANDBY
                                                             INCOME     ENHANCED 30        BALANCED            BOND          INCOME
                                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                        -----------    ------------    ------------     -----------     -----------
Income:
   Dividends and capital gains                             $    627        $    344        $    239        $      7        $    809
   Miscellaneous income (loss)                                   (1)            (99)              8               1               2
Expenses:
   Mortality and expense risk,
       and administrative charge                                 50             389              10               1             118
                                                           --------        --------        --------        --------        --------
   Net investment income (loss)                                 576            (144)            237               7             693
                                                           --------        --------        --------        --------        --------
   Net change in unrealized appreciation
       (depreciation) on investments                            347             740             (70)              2              (2)
   Realized gain (loss) on investments                          101              24               5            --               (68)
                                                           --------        --------        --------        --------        --------
   Net realized and unrealized gain (loss)
       on investments                                           448             764             (65)              2             (70)
                                                           --------        --------        --------        --------        --------
   Net increase (decrease) in net assets
       resulting from operations                              1,024             620             172               9             623
                                                           --------        --------        --------        --------        --------
Contract owners activity:
   Payments received from
       contract owners                                        8,815          18,909           2,775              14          78,162
   Transfers between sub-accounts
       (including fixed account), net                           322          43,433             (24)           --           (67,959)
   Transfers for contract benefits
       and terminations                                        --              --              --              --              --
   Cost of insurance and benefits
       provided by riders                                      (487)         (3,407)           (151)             (3)         (5,664)
   Contract maintenance charge                                 (209)           (516)            (39)             (2)           (755)
                                                           --------        --------        --------        --------        --------
Net increase (decrease) in net assets
   from contract transactions                                 8,441          58,419           2,561               9           3,784
                                                           --------        --------        --------        --------        --------
Total increase (decrease) in net assets                       9,465          59,039           2,733              18           4,407
                                                           --------        --------        --------        --------        --------
Net assets at beginning of period                               561           1,297             107             100          60,070
                                                           --------        --------        --------        --------        --------
Net assets at end of period                                $ 10,026        $ 60,336        $  2,840        $    118        $ 64,477
                                                           ========        ========        ========        ========        ========


See accompanying notes

*    For the period May 3, 2000 (commencement of operations) to December 31,
     2000

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2000


                                       9


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                        PERIOD ENDED DECEMBER 31, 1999*


                                                                                                             ALGER
                                                                                         AIM V.I.         AMERICAN            ALGER
                                                                        AIM V.I.       GOVERNMENT            SMALL         AMERICAN
                                                                          GROWTH       SECURITIES   CAPITALIZATION           GROWTH
                                                                     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                                     -----------      -----------      -----------      -----------
Income:
   Dividends and capital gains                                          $      7         $      4
   Miscellaneous income (loss)                                                 1               (1)               1                2
Expenses:
   Mortality and Expense
       Risk Charge                                                             1             --               --                  2
                                                                        --------         --------         --------         --------
   Net investment income (loss)                                                7                3                1             --
   Net change in unrealized appreciation
       (depreciation) on investments                                         182               (3)              43              261
   Realized gain (loss) on investments                                         1             --                  4                9
                                                                        --------         --------         --------         --------
Net realized and unrealized gain (loss)
   on investments                                                            183               (3)              47              270
                                                                        --------         --------         --------         --------
Net increase (decrease) in net assets resulting
   from operations                                                           190             --                 48              270
                                                                        --------         --------         --------         --------
Contract owners activity:
   Payments received from
       contract owners                                                    10,251              100              314           28,625
   Transfers between sub-accounts
       (including fixed account), net                                       --               --               --               --
   Transfers for contract benefits
       and terminations                                                     (153)            --                (30)            (224)
   Contract maintenance charge                                               (58)            --                (16)             (59)
                                                                        --------         --------         --------         --------
Net increase (decrease) in net assets from
   contract transactions                                                  10,040              100              268           28,342
                                                                        --------         --------         --------         --------
Total increase (decrease) in net assets                                   10,230              100              316           28,612
                                                                        --------         --------         --------         --------
Net assets at beginning of period                                           --               --               --               --
                                                                        --------         --------         --------         --------
Net assets at end of period                                             $ 10,230         $    100         $    316         $ 28,612
                                                                        ========         ========         ========         ========


                                                                                                       PIMCO LONG-
                                                                         MFS VIT          MFS VIT        TERM U.S.       TOUCHSTONE
                                                                        EMERGING      GROWTH WITH       GOVERNMENT        SMALL CAP
                                                                          GROWTH           INCOME             BOND            VALUE
                                                                     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                                      ----------      -----------      -----------      -----------
Income:
   Dividends and capital gains                                                                            $      2
   Miscellaneous income (loss)                                                 1                1               (1)            --
Expenses:
   Mortality and Expense
       Risk Charge                                                          --                  1             --               --
                                                                        --------         --------         --------         --------
   Net investment income (loss)                                                1             --                  1             --
   Net change in unrealized appreciation
       (depreciation) on investments                                         439               65               (2)              18
   Realized gain (loss) on investments                                         6             --               --                  1
                                                                        --------         --------         --------         --------
Net realized and unrealized gain (loss)
   on investments                                                            445               65               (2)              19
                                                                        --------         --------         --------         --------
Net increase (decrease) in net assets resulting
   from operations                                                           446               65               (1)              19
                                                                        --------         --------         --------         --------
Contract owners activity:
   Payments received from
       contract owners                                                    21,636            3,197              100              421
   Transfers between sub-accounts
       (including fixed account), net                                       --               --               --               --
   Transfers for contract benefits
       and terminations                                                     (108)             (66)            --                (31)
   Contract maintenance charge                                               (38)             (15)            --                (15)
                                                                        --------         --------         --------         --------
Net increase (decrease) in net assets from
   contract transactions                                                  21,490            3,116              100              375
                                                                        --------         --------         --------         --------
Total increase (decrease) in net assets                                   21,936            3,181               99              394
                                                                        --------         --------         --------         --------
Net assets at beginning of period                                           --               --               --               --
                                                                        --------         --------         --------         --------
Net assets at end of period                                             $ 21,936         $  3,181         $     99         $    394
                                                                        ========         ========         ========         ========
See accompanying notes

* For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999



               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
         STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)
                        PERIOD ENDED DECEMBER 31, 1999*
                                                                 TOUCHSTONE   TOUCHSTONE    TOUCHSTONE
                                                                   EMERGING INTERNATIONAL       INCOME   TOUCHSTONE    TOUCHSTONE
                                                                     GROWTH       EQUITY   OPPORTUNITY   HIGH YIELD    VALUE PLUS
                                                                SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                                -----------  -----------   -----------  -----------   -----------
Income:
   Dividends and capital gains                                    $      18    $      20     $      12     $      6      $      4
   Miscellaneous income (loss)                                         --              1          --            --            --
Expenses:
   Mortality and expense risk,
       and administrative charge                                       --              1          --            --            --
                                                                  ---------    ---------     ---------     ---------     ---------
   Net investment income (loss)                                          18           20            12             6             4
                                                                  ---------    ---------     ---------     ---------     ---------
   Net change in unrealized appreciation
       (depreciation) on investments                                     11           21            (9)           (9)            5
   Realized gain (loss) on investments                                 --              4          --            --            --
                                                                  ---------    ---------     ---------     ---------     ---------
   Net realized and unrealized gain (loss)
       on investments                                                    11           25            (9)           (9)            5
                                                                  ---------    ---------     ---------     ---------     ---------
   Net increase (decrease) in net assets
       resulting from operations                                         29           45             3            (3)            9
                                                                  ---------    ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                                  100          634           100           100           100
   Transfers between sub-accounts
       (including fixed account), net                                  --           --            --            --            --
   Transfers for contract benefits
       and terminations                                                --           --            --            --            --
   Contract maintenance charge                                         --            (18)         --            --            --
                                                                  ---------    ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
   from contract transactions                                           100          577           100           100           100
                                                                  ---------    ---------     ---------     ---------     ---------
Total increase (decrease) in net assets                                 129          622           103            97           109
                                                                  ---------    ---------     ---------     ---------     ---------
Net assets at beginning of period                                      --           --            --            --            --
                                                                  ---------    ---------     ---------     ---------     ---------
Net assets at end of period                                           $ 129        $ 622         $ 103         $  97         $ 109
                                                                  =========    =========     =========     =========     =========


                                                          TOUCHSTONE                                                     TOUCHSTONE
                                                          GROWTH AND      TOUCHSTONE      TOUCHSTONE      TOUCHSTONE        STANDBY
                                                              INCOME     ENHANCED 30        BALANCED            BOND         INCOME
                                                         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                                         -----------     -----------     -----------     -----------    -----------
Income:
   Dividends and capital gains                             $    --         $       6       $      10                      $      14
   Miscellaneous income (loss)                                  --                 3            --              --                2
Expenses:
   Mortality and expense risk,
       and administrative charge                                --                 1            --              --                2
                                                           ---------       ---------       ---------       ---------      ---------
   Net investment income (loss)                                 --                 8              10            --               14
                                                           ---------       ---------       ---------       ---------      ---------
   Net change in unrealized appreciation
       (depreciation) on investments                               1              26              (3)           --               (2)
   Realized gain (loss) on investments                          --              --              --              --             --
                                                           ---------       ---------       ---------       ---------      ---------
   Net realized and unrealized gain (loss)
       on investments                                              1              26              (3)           --               (2)
                                                           ---------       ---------       ---------       ---------      ---------
   Net increase (decrease) in net assets
       resulting from operations                                   1              34               7            --               12
                                                           ---------       ---------       ---------       ---------      ---------
Contract owners activity:
   Payments received from
       contract owners                                           611           1,317             100             100         60,389
   Transfers between sub-accounts
       (including fixed account), net                           --              --              --              --             --
   Transfers for contract benefits
       and terminations                                         --              --              --              --             --
   Contract maintenance charge                                   (16)            (11)           --              --              (24)
                                                           ---------       ---------       ---------       ---------      ---------
Net increase (decrease) in net assets
   from contract transactions                                    560           1,263             100             100         60,058
                                                           ---------       ---------       ---------       ---------      ---------
Total increase (decrease) in net assets                          561           1,297             107             100         60,070
                                                           ---------       ---------       ---------       ---------      ---------
Net assets at beginning of period                               --              --              --              --             --
                                                           ---------       ---------       ---------       ---------      ---------
Net assets at end of period                                $     561       $   1,297       $     107       $     100      $  60,070
                                                           =========       =========       =========       =========      =========

See accompanying notes

* For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999

                                       11


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

1.  ORGANIZATION

Columbus Life Insurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Columbus Life Insurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life Flexible Premium ("Flexible Premium") variable universal life insurance policy. The first Pinnacle variable universal life insurance policy was issued on March 19, 2001. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable universal life contracts are not chargeable with liabilities arising out of any other business the Company may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

The Account has forty-five investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, Deutsche Asset Management VIT Funds, Fidelity Variable Insurance Products Funds, Janus Aspen Series, The Legends Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Oppenheimer's Panorama Series Fund, Inc., PIMCO Variable Insurance Trust, or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Investments are made in the sub-accounts of each Portfolio and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested.

A policyholder may also allocate funds to the fixed account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Dividend income shown on the statement of operations includes capital gain distributions. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the periods ended December 31, 2001 were as follows (year ended unless otherwise noted):

                                                                                    PURCHASES        SALES
                                                                                   -----------    -----------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                                                $    80,276    $    24,169
   V.I. Government Securities Fund                                                      12,903          3,383

The Alger American Fund
   Small Capitalization Portfolio                                                       31,600         13,086
   Growth Portfolio                                                                     85,596         43,115

Deutsche Asset Management VIT Funds
   EAFE Equity Index Fund *                                                             47,592            588
   Equity 500 Index Fund                                                               955,055         20,851
   Small Cap Index Fund *                                                               38,312            244

Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2 *                                          65,424          1,417
   Contrafund Portfolio - Service Class 2 *                                            127,527          2,216
   Growth & Income Portfolio - Service Class 2 *                                       194,923          2,488
   Growth Portfolio -Service Class 2 *                                                  66,865          1,359
   Asset Manager Portfolio - Service Class 2 *                                           1,792            380
   Balanced Portfolio - Service Class 2 *                                               87,590          1,872
   Mid Cap Portfolio - Service Class 2 *                                               111,663          1,665
   Money Market Portfolio - Initial Class *                                             35,889         10,222

Janus Aspen Series
   Aggressive Growth Portfolio -Service Shares *                                         3,767            776
   Capital Appreciation Portfolio - Service Shares *                                   122,352          1,278
   Worldwide Growth Portfolio - Service Shares *                                        69,840            697

The Legends Funds, Inc.
   Harris Bretail Sullivan & Smith Equity Growth Portfolio *                               215            111
   Third Avenue Value Portfolio *                                                      193,962          1,302
   Gabelli Large Cap Value Portfolio *                                                  96,170            745
   Baron Small Cap Portfolio *                                                          23,183          2,629

MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                                               73,490         18,384
   Investors Trust Series - Initial Class                                               42,075         33,578
   Capital Opportunities Series - Service Class *                                      132,288          3,687
   Emerging Growth Series - Service Class *                                             17,009            562
   Mid Cap Growth Series - Service Class *                                             142,622         13,990
   New Discovery Series - Service Class *                                               10,461            403

Oppenheimer Variable Account Funds
   Oppenheimer Aggressive Growth Fund/VA - Service Class *                              18,226            708
   Oppenheimer Strategic Bond Fund/VA - Service Class *                                  1,016            130

Oppenheimer's Panorama Series Fund, Inc.
   Oppenheimer International Growth Fund/VA - Service Class *                           87,821            662


                                                                                     PURCHASES          SALES
                                                                                    ----------     ----------
PIMCO Variable Insurance Trust
   Pimco Long-Term U.S. Government Bond Portfolio                                        6,889          9,419

Touchstone Variable Series Trust
   International Equity Fund                                                            36,362          7,060
   Emerging Growth Fund                                                                145,595          9,462
   Small Cap Value Fund                                                                 35,173          2,426
   Growth/Value Fund **                                                                 72,157          2,467
   Equity Fund **                                                                          258             58
   Enhanced 30 Fund                                                                     34,572          8,505
   Value Plus Fund                                                                     105,944          9,631
   Growth & Income Fund                                                                 13,961          7,320
   Balanced Fund                                                                        15,630          5,188
   High Yield Fund                                                                       8,142          1,525
   Bond Fund                                                                             4,966            516
   Standby Income Fund                                                               1,109,466        764,100
   Money Market Fund **                                                                    102             --
   Income Opportunity Fund ***                                                               6            105
                                                                                    ----------     ----------
   Total                                                                            $4,566,727     $1,034,478
                                                                                    ==========     ==========


*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)


4.  EXPENSES AND RELATED PARTY TRANSACTIONS

The Company deducts a premium expense charge to cover the cost of distributing the policies. For Flexible Premium, the maximum premium expense charge is 5.50% of a premium payment, with the current premium expense charge at 4.75% of a premium payment. For Pinnacle, for a Coverage Layer in a Coverage Year for the first 12 coverage years, the current premium expense charge is 6.50% of premium payments up to target premium, with a maximum of 7.50%. In a coverage year after the first 12 coverage years, the current premium expense charge is 2.50% with a maximum of 3.50%. Premium payments in excess of target premium for a coverage layer in a coverage year for the first 12 coverage years, have a premium charge of 3.25%, with a maximum of 4.25%. In a coverage year after the first 12 coverage years for premium payments in excess of target premium, the current premium expense charge is 1.75%, with a maximum of 2.75%. The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

A tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes. The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes. The maximum tax charge is 3.50% of a premium payment. The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options.

The Company also deducts a monthly cost of insurance charge for providing policyholders with life insurance protection. The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured. The cost of insurance is also affected by the account value, indebtedness and death benefit option. The maximum monthly cost of insurance charge for a policy is shown in the policy schedule. The Company may charge less than the maximum shown in the policy schedule.

The Company also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on each monthly anniversary day.

The monthly expense charge covers the cost of record keeping and administering the policy. For Flexible Premium policies, the maximum monthly expense charge is $7.00 with the current monthly expense charge at $6.00. For Pinnacle policies, the maximum monthly expense charge is $9.00 with the current monthly expense charge at $7.50. This charge is also deducted on each monthly anniversary day.

The Company also makes certain deductions on a pro rata basis from accumulation unit values of each sub-account in order to compensate the Company for its assumption of mortality and expense risks. The charges are made daily at an annual effective rate not to exceed 1.00% for Flexible Premium policies and 0.90% for Pinnacle policies. As of December 31, 2001 the effective annual rate of the Flexible Premium charges is 0.90% and 0.70% for Pinnacle.

A surrender charge is imposed by the Company if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount for Flexible Premium policies. For Pinnacle policies, the surrender charge applies during the first 12 months since the policy date or since the date of any increase in Base Specified Amount, if the policy is cancelled or if the policy terminates at the end of a grace period. The amount of the charge depends upon the insured's age, gender and underwriting class.

There is no charge for the first 12 transfers among sub-accounts each policy year. Additional transfers are $10.00 for each transfer in a policy year. The charge is deducted from the account value at the time of the transfer. There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.

There is no charge for the first withdrawal in a policy year. There is a withdrawal charge of $50 per withdrawal for each additional withdrawal. The amount of the charge is deducted from the account value.

5.  CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for the periods ended December 31, 2001 and 2000 (year ended unless otherwise noted):

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                                                                2001                                       2000
                                             -----------------------------------------   -----------------------------------------
                                                                  TRANSFERS        NET                        TRANSFERS        NET
                                              UNITS     UNITS       BETWEEN   INCREASE    UNITS     UNITS       BETWEEN   INCREASE
                                             ISSUED  REDEEMED  SUB ACCOUNTS  (DECREASE)  ISSUED  REDEEMED  SUB ACCOUNTS  (DECREASE)
                                             -----------------------------------------   -----------------------------------------
AIM V.I. Growth Fund                         10,354    (3,182)          476      7,648   14,981    (1,242)        3,707     17,446
AIM V.I. Government Securities Fund             170       (50)          654        774      850       (30)          (76)       744

Alger American Small Capitalization
   Portfolio                                  4,009      (958)         (714)     2,337    5,633      (344)          587      5,876
Alger American Growth Portfolio               7,038    (2,486)       (2,375)     2,177   15,462    (1,256)        1,469     15,675

Deutsche VIT EAFE Equity Index *                 47        (1)           --         46       --        --            --         --
Deutsche VIT Equity 500 Index                 2,560    (1,391)        3,809      4,978    1,506       (80)           --      1,426
Deutsche VIT Small Cap Index *                   10        --            --         10       --        --            --         --

Fidelity VIP Equity-Income Portfolio -
   Service Class 2 *                            190       (50)          766        906       --        --            --         --
Fidelity VIP Contrafund Portfolio -
   Service Class 2 *                             63        (5)          131        189       --        --            --         --
Fidelity VIP Growth & Income Portfolio -
   Service Class 2 *                            248        (2)           --        246       --        --            --         --
Fidelity VIP Growth Portfolio -
   Service Class 2 *                             20        (3)           --         17       --        --            --         --
Fidelity VIP Asset Manager Portfolio -
   Service Class 2 *                             10        --            --         10       --        --            --         --
Fidelity VIP Balanced Portfolio -
   Service Class 2 *                             79       (34)        1,398      1,443       --        --            --         --
Fidelity VIP Mid Cap Portfolio -
   Service Class 2 *                             30        (1)           --         29       --        --            --         --

MFS VIT Emerging Growth Series -
   Initial Class                              6,386    (1,915)          825      5,296    8,867      (663)        1,230      9,434
MFS VIT Investors Trust Series -
   Initial Class                              4,509      (902)       (2,886)       721    8,214      (603)          184      7,795
MFS VIT Capital Opportunities Series -
   Service Class *                              204       (15)           71        260       --        --            --         --
MFS VIT Mid Cap Growth Series - Service Class * 241       (36)           89        294       --        --            --         --
MFS VIT New Discovery Series - Service Class *  165       (11)           63        217       --        --            --         --

PIMCO Long--Term U.S. Government Bond           285      (106)         (518)      (339)   2,426       (48)         (263)     2,115

Touchstone International Equity Fund          3,209      (741)        1,130      3,598    4,662      (299)        1,293      5,656
Touchstone Emerging Growth Fund               2,228      (332)          972      2,868    2,020       (96)          779      2,703
Touchstone Small Cap Value Fund                 979      (175)        1,639      2,443      396       (55)          456        797
Touchstone Growth/Value Fund **                 589       (28)          555      1,116       --        --            --         --
Touchstone Equity Fund **                        10       --             --         10       --        --            --         --
Touchstone Enhanced 30 Fund                   1,226      (488)        1,270      2,008    1,887      (389)        4,385      5,883
Touchstone Value Plus Fund                    1,065      (105)          205      1,165      753       (35)          457      1,175
Touchstone Growth & Income Fund               1,269      (199)         (544)       526      892       (69)           33        856
Touchstone Balanced Fund                      1,072       (70)         (165)       837      246       (17)           (2)       227
Touchstone High Yield Fund                      253       (74)          362        541      288       (18)          526        796
Touchstone Bond Fund                            159       (28)           (3)       128        1        --            --          1
Touchstone Standby Income Fund                1,866      (957)         (740)       169    7,370      (615)       (6,642)       113
Touchstone Money Market Fund **                  11        (1)           --         10       --        --            --         --
Touchstone Income Opportunity Fund ***           --       (10)           --        (10)      --        --            --         --

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)


PINNACLE VARIABLE UNIVERSAL LIFE
                                                                2001
                                             -----------------------------------------
                                                                  TRANSFERS        NET
                                              UNITS     UNITS       BETWEEN   INCREASE
                                             ISSUED  REDEEMED  SUB ACCOUNTS  (DECREASE)
                                             -----------------------------------------
Deutsche VIT EAFE Equity Index *                336       (81)        4,731      4,986
Deutsche VIT Equity 500 Index *              62,714    (1,808)       24,551     85,457
Deutsche VIT Small Cap Index *                  855       (26)        2,657      3,486

Fidelity VIP Equity-Income Portfolio -
   Service Class 2 *                          5,567      (215)          151      5,503
Fidelity VIP Contrafund Portfolio -
   Service Class 2 *                         12,194      (245)          201     12,150
Fidelity VIP Growth & Income Portfolio -
   Service Class 2 *                         10,800      (205)        8,166     18,761
Fidelity VIP Growth Portfolio -
   Service Class 2 *                          5,765      (281)        1,014      6,498
Fidelity VIP Asset Manager Portfolio -
   Service Class 2 *                            156       (15)           --        141
Fidelity VIP Balanced Portfolio -
   Service Class 2 *                          7,183      (138)          (16)     7,029
Fidelity VIP Mid Cap Portfolio -
   Service Class 2 *                         10,521      (100)           50     10,471
Fidelity VIP Money Market Fund Portfolio -
   Initial Class *                            3,768    (1,522)          250      2,496

Janus Aspen Aggressive Growth *                 359       (40)            8        327
Janus Aspen Capital Appreciation *            4,318      (241)        9,041     13,118
Janus Aspen Worldwide Growth *                3,477      (173)        4,221      7,525

Legends Harris Bretall Sullivan & Smith
   Equity Growth *                               10        --            --         10
Legends Third AvenueValue *                  10,163      (157)        7,810     17,816
Legends Gabelli Large Cap Value *            10,030      (218)          197     10,009
Legends Baron Small Cap *                     1,883       (55)           71      1,899

MFS VIT Capital Opportunities Series -
   Service Class *                           14,036      (105)           78     14,009
MFS VIT Emerging Growth Series -
   Service Class *                            1,026       (80)          808      1,754
MFS VIT Mid Cap Growth Series -
   Service Class *                            4,196      (155)        8,384     12,425
MFS VIT New Discovery
   Series - Service Class *                     803       (31)           (8)       764

Oppenheimer Aggressive Growth *               1,935       (80)           89      1,944
Oppenheimer Strategic Bond *                    111       (22)           --         89
Oppenheimer International Growth *            8,832       (60)          455      9,227

Touchstone Emerging Growth Fund *             3,985      (192)        3,701      7,494
Touchstone Small Cap Value Fund *               537        (4)          251        784
Touchstone Growth/Value Fund **               6,496       (15)          251      6,732
Touchstone Equity Fund **                      10.0        --            --         10
Touchstone Enhanced 30 Fund *                   866       (54)          (36)       776
Touchstone Value Plus Fund *                  8,032      (103)           20      7,949
Touchstone High Yield Fund *                     15        (2)           --         13
Touchstone Bond Fund *                          284       (22)           --        262
Touchstone Standby Income Fund *            107,123    (1,217)      (72,624)    33,282

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001


6. UNIT VALUES

The following table shows a summary of units outstanding for variable universal life insurance contracts for the periods ended December 31, 2001 (year ended unless otherwise noted). Thirty-three unit values are calculated for the Flexible Premium Variable Universal Life Insurance and thirty-four unit values are calculated for Pinnacle Variable Universal Life.

                                                                                                     FOR THE PERIOD
                                                           AT DECEMBER 31, 2001                 ENDED DECEMBER 31, 2001
                                                     -------------------------------   ---------------------------------------------
                                          BEGINNING                ENDING                                 EXPENSE
                                         UNIT VALUE            UNIT VALUE              INVESTMENT           RATIO       TOTAL RETURN
                                             LOWEST  UNITS         LOWEST NET ASSETS       INCOME          LOWEST             LOWEST
                                         TO HIGHEST  (000S)    TO HIGHEST      (000S)  RATIO ****      TO HIGHEST         TO HIGHEST
                                         -------------------------------------------   ---------------------------------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                            9.71     26           6.36        165        0.22%  0.70% to 0.90%            -34.48%
   V.I. Government Securities Fund            10.98      2          11.58         18        3.90%  0.70% to 0.90%              5.46
The Alger American Fund
   Small Capitalization Portfolio              9.78      8           6.83         56        0.05%  0.70% to 0.90%            -30.15
   Growth Portfolio                           10.20     20           8.91        180        0.23%  0.70% to 0.90%            -12.61
Deutsche Asset Management VIT Funds
   EAFE Equity Index *                        10.00      5   8.10 to 8.92         45           --  0.70% to 0.90% -19.03% to -10.84%
   Equity 500 Index Fund              9.33 to 10.00     92   8.12 to 9.88        896        1.59%  0.70% to 0.90%  -12.97% to -1.20%
   Small Cap Index *                          10.00      3  9.99 to 10.94         38        1.14%  0.70% to 0.90%     -.07% to 9.36%
Fidelity Variable Insurance
  Products Funds
   Equity-Income Portfolio-Service Class 2 *  10.00      6  9.40 to 10.08         64           --  0.70% to 0.90%    -6.01% to 0.76%
   Contrafund Portfolio-Service Class 2 *     10.00     12  9.49 to 10.09        124           --  0.70% to 0.90%    -5.06% to 0.91%
   Growth & Income Portfolio-Service
  Class 2 *                                   10.00     19  9.46 to 10.17        193           --  0.70% to 0.90%    -5.45% to 1.71%
   Growth Portfolio-Service Class 2 *         10.00      7   8.71 to 9.78         64           --  0.70% to 0.90%  -12.93% to -2.23%
   Asset Manager Portfolio-Service Class 2 *  10.00     --  9.70 to 10.20          2           --  0.70% to 0.90%    -2.96% to 1.99%
   Balanced Portfolio-Service Class 2 *       10.00      8  9.74 to 10.32         87           --  0.70% to 0.90%    -2.60% to 3.18%
   Mid Cap Portfolio-Service Class 2 *        10.00     11 10.32 to 10.82        114           --  0.70% to 0.90%     3.16% to 8.16%
   Money Market Fund Portfolio-
     Initial Class *                          10.00      2          10.29         26        1.75%  0.70% to 0.90%              2.85%
Janus Aspen Series
   Aggressive Growth Portfolio -
     Service Shares *                         10.00     --           8.29          3           --  0.70% to 0.90%            -17.06%
   Capital Appreciation Portfolio -
     Service Shares *                         10.00     13           9.07        119        0.41%  0.70% to 0.90%             -9.28%
   Worldwide Growth Portfolio -
     Service Shares *                         10.00      8           9.17         69        0.15%  0.70% to 0.90%             -8.33%
The Legends Fund, Inc.
   Harris Bretall Sullivan & Smith Equity
      Growth Portfolio *                      10.00     --           9.18         --       19.57%  0.70% to 0.90%             -8.24%
   Third Avenue Value Portfolio *             10.00     18          10.83        193        0.84%  0.70% to 0.90%              8.32%
   Gabelli Large Cap Value Portfolio *        10.00     10           8.44         85        4.91%  0.70% to 0.90%            -15.57%
   Baron Small Cap Portfolio *                10.00      2          11.46         22           --  0.70% to 0.90%             14.60%
MFS Variable Insurance Trust
   Emerging Growth Series-Initial Class       12.67     16           8.35        135           --  0.70% to 0.90%            -34.08%
   Investors Trust Series-Initial Class       10.44      9           8.70         77        0.66%  0.70% to 0.90%            -16.71%
   Capital Opportunities Series-
     Service Class *                          10.00     14   8.06 to 8.62        123        0.01%  0.70% to 0.90% -19.39% to -13.82%
   Emerging Growth Series-Service Class *     10.00      2           8.97         16           --  0.70% to 0.90%            -10.31%
   Mid Cap Growth Series-Service Class *      10.00     13   8.16 to 9.87        125           --  0.70% to 0.90%  -18.42% to -1.28%
   New Discovery Series-Service Class *       10.00      1  9.65 to 10.70         10        0.06%  0.70% to 0.90%    -3.51% to 7.00%
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA -
     Service Class *                          10.00      2           8.91         17           --  0.70% to 0.90%            -10.86%
   Strategic Bond Fund/VA - Service Class *   10.00     --          10.19          1           --  0.70% to 0.90%              1.94%
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA -
     Service Class *                          10.00      9           8.85         82           --  0.70% to 0.90%            -11.48%
PIMCO Variable Insurance Trust
   Pimco Long-Term U.S. Government
     Bond Portfolio                           11.82      2          12.40         22        6.23%  0.70% to 0.90%              4.93%
Touchstone Variable Series Trust
   International Equity Fund                  10.29      9           7.17         67           --  0.70% to 0.90%            -30.31%
   Emerging Growth Fund              10.00 to 16.60     13 11.36 to 16.02        174           --  0.70% to 0.90%   -3.50% to 13.55%
   Small Cap Value Fund               9.25 to 10.00      4 10.47 to 11.91         44        0.55%  0.70% to 0.90%   13.13% to 19.15%
   Growth/Value Fund **                       10.00      8   8.60 to 8.65         68           --  0.70% to 0.90% -14.02% to -13.50%
   Equity Fund **                             10.00     --   8.94 to 8.99         --           --  0.70% to 0.90% -10.64% to -10.10%
   Enhanced 30 Fund                  10.00 to 10.04      9   8.81 to 9.85         78        1.07%  0.70% to 0.90%  -12.24% to -1.48%
   Value Plus Fund                   10.00 to 11.09     10 10.31 to 10.89        108        1.98%  0.70% to 0.90%    -1.78% to 3.10%
   Growth & Income Fund                       10.98      1          10.31         15        4.64%  0.70% to 0.90%             -6.12%
   Balanced Fund                              11.96      1          12.17         13        5.61%  0.70% to 0.90%              1.75%
   High Yield Fund                    9.52 to 10.00      1 10.09 to 10.12         14       12.33%  0.70% to 0.90%     1.17% to 5.97%
   Bond Fund                         10.00 to 10.85     -- 10.51 to 11.59          4       11.86%  0.70% to 0.90%     5.08% to 6.88%
   Standby Income Fund               10.00 to 10.69     39 10.28 to 11.09        411        5.44%  0.70% to 0.90%     2.80% to 3.79%
   Money Market Fund **                       10.00     --          10.15         --        3.96%  0.70% to 0.90%              1.48%
   Income Opportunity Fund ***                10.10     --             --         --       12.00%  0.70% to 0.90%                 --

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

**** Excludes Capital Gains

7. SHARES

A summary of shares invested for variable universal life contracts as of December 31, 2001 is listed below.

AIM Variable Insurance Funds, Inc.
     V.I. Growth Fund                                              10,072 shares
     V.I. Government Securities Fund                                1,535 shares
The Alger American Fund
     Small Capitalization Portfolio                                 3,401 shares
     Growth Portfolio                                               4,901 shares
Deutsche Asset Management VIT Funds
     EAFE Equity Index Fund                                         5,347 shares
     Equity 500 Index Fund                                         74,820 shares
     Small Cap Index Fund                                           3,562 shares
Fidelity Variable Insurance Products Funds
     Equity-Income Portfolio-Service Class 2                        2,831 shares
     Contrafund Portfolio-Service Class 2                           6,220 shares
     Growth & Income Portfolio-Service Class 2                     14,778 shares
     Growth Portfolio-Service Class 2                               1,910 shares
     Asset Manager Portfolio-Service Class 2                          107 shares
     Balanced Portfolio-Service Class 2                             6,361 shares
     Mid Cap Portfolio-Service Class 2                              5,827 shares
     Money Market Fund Portfolio-Initial Class                     25,668 shares
Janus Aspen Series
     Aggressive Growth Portfolio - Service Shares                     125 shares
     Capital Appreciation Portfolio - Service Shares                5,786 shares
     Worldwide Growth Portfolio - Service Shares                    2,431 shares
     The Legends Fund, Inc.
Harris Bretall Sullivan & Smith Equity Growth Portfolio                 7 shares
     Third Avenue Value Portfolio                                  11,659 shares
     Gabelli Large Cap Value Portfolio                             11,766 shares
     Baron Small Cap Portfolio                                      1,727 shares
MFS Variable Insurance Trust
     Emerging Growth Series-Initial Class                           7,483 shares
     Investors Trust Series-Initial Class                           4,476 shares
     Capital Opportunities Series-Service Class                     9,091 shares
     Emerging Growth Series-Service Class                             878 shares
     Mid Cap Growth Series-Service Class                           15,789 shares
     New Discovery Series-Service Class                               675 shares
Oppenheimer Variable Account Funds
     Aggressive Growth Fund/VA - Service Class                        426 shares
     Strategic Bond Fund/VA - Service Class                           192 shares
Oppenheimer's Panorama Series Fund, Inc.
     International Growth Fund/VA - Service Class                  75,631 shares
PIMCO Variable Insurance Trust
     Long-Term U.S. Government Bond Portfolio                       2,151 shares

Touchstone Variable Series Trust
     International Equity Fund                                      8,826 shares
     Emerging Growth Fund                                           9,619 shares
     Small Cap Value Fund                                           6,688 shares
     Growth/Value Fund                                              7,841 shares
     Equity Fund                                                       20 shares
     Enhanced 30 Fund                                               8,767 shares
     Value Plus Fund                                               10,342 shares
     Growth & Income Fund                                           1,493 shares
     Balanced Fund                                                    936 shares
     High Yield Fund                                                1,837 shares
     Bond Fund                                                        421 shares
     Standby Income Fund                                           41,721 shares
     Money Market Fund                                                102 shares
     Income Opportunity Fund                                           -- shares

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                         Columbus Life Insurance Company

                     Years ended December 31, 2001 and 2000
                       with Report of Independent Auditors

                         COLUMBUS LIFE INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 2001 AND 2000







                                    CONTENTS

Report of Independent Auditors.................................................1

FINANCIAL STATEMENTS

Balance Sheets - Statutory-Basis...............................................2
Statements of Income - Statutory-Basis.........................................3
Statements of Changes in Capital and Surplus - Statutory-Basis.................4
Statements of Cash Flows - Statutory-Basis ....................................5
Notes to Statutory-Basis Financial Statements..................................6

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors
Columbus Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Columbus Life Insurance Company as of December 31, 2001 and 2000, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Columbus Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Columbus Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Ohio Insurance Department.



Cincinnati, Ohio
April 4, 2002


/s/ Ernst & Young LLP

                         COLUMBUS LIFE INSURANCE COMPANY

                        BALANCE SHEETS - STATUTORY-BASIS

                                                                                        DECEMBER 31
                                                                                    2001                 2000
                                                                              -------------------------------
                                                                                       (in thousands)
ADMITTED ASSETS
Debt securities                                                               $1,479,355           $1,473,960
Preferred and common stocks                                                      202,275              218,464
Mortgage loans                                                                   157,174              152,387
Policy loans                                                                      73,571               74,798
Real estate, held for the production of income                                     1,627                3,290
Cash, cash equivalents and short-term investments                                 (6,700)              56,880
Other invested assets                                                             71,899               66,075
                                                                              ----------           ----------
Total cash and invested assets                                                 1,979,201            2,045,854

Premiums deferred and uncollected                                                  6,341                7,371
Investment income due and accrued                                                 28,199               24,667
Net deferred tax asset                                                            41,135                   --
Other admitted assets                                                             62,963               30,774
Separate account assets                                                            4,164                  957
                                                                              ----------           ----------
Total admitted assets                                                         $2,122,003           $2,109,623
                                                                              ==========           ==========

LIABILITIES AND CAPITAL AND SURPLUS

Policy reserves                                                               $1,618,654           $1,578,111
Liability for deposit-type contracts                                              47,614               47,135
Policy and contract claims in process of settlement                                4,720                5,262
Dividends payable to policyholders                                                15,636               15,339
Other liabilities                                                                 57,003               50,481
Federal income taxes payable to parent                                             3,117                3,716
Interest maintenance reserve                                                      11,672               11,832
Asset valuation reserve                                                           22,178               43,954
Separate account liabilities                                                       4,164                  957
                                                                              ----------           ----------
Total liabilities                                                              1,784,758            1,756,787

Common stock, $1 par value, authorized 10,000,000
     shares, issued and outstanding 10,000,000 shares                             10,000               10,000
Paid-in surplus                                                                   41,600               41,600
Unassigned surplus                                                               285,645              301,236
                                                                              ----------           ----------
Total capital and surplus                                                        337,245              352,836
                                                                              ----------           ----------
Total liabilities and capital and surplus                                     $2,122,003           $2,109,623
                                                                              ==========           ==========


See accompanying notes.


                         COLUMBUS LIFE INSURANCE COMPANY

                     STATEMENTS OF INCOME - STATUTORY-BASIS
                                                                                  YEAR ENDED DECEMBER 31
                                                                                    2001                 2000
                                                                               ------------------------------
                                                                                      (in thousands)
Revenue:
     Premiums                                                                  $ 159,656            $ 146,233
     Net investment income                                                       137,993              147,857
     Considerations for supplementary contracts with life contingencies              864                  519
     Other                                                                         1,955                6,348
                                                                               ---------            ---------
                                                                                 300,468              300,957

Policy benefits and expenses:
     Death benefits                                                               42,124               45,463
     Annuity benefits                                                              7,332                6,646
     Disability and accident and health benefits                                   2,339                2,280
     Surrender benefits                                                           98,211              134,560
     Other benefits                                                                5,107                4,863
     Increase in policy reserve and other policyholders' funds                    40,543                  648
     Net transfers to separate account                                             3,451                  946
     Commissions on premiums                                                      24,742               16,611
     General expenses                                                             23,812               32,528
                                                                               ---------            ---------
                                                                                 247,661              244,545
                                                                               ---------            ---------

Gain from operations before dividends to policyholders,
     federal income taxes and net realized capital gains                          52,807               56,412

Dividends to policyholders                                                        15,601               15,468
                                                                               ---------            ---------
Gain from operations before federal income taxes
     and net realized capital gains                                               37,206               40,944

Federal income taxes                                                              10,368               14,943
                                                                               ---------            ---------
Net gain from operations before net realized capital gains                        26,838               26,001

Net  realized capital (losses) gains, less federal income tax expense of $1,543 in 2001 and $4,472 in 2000 and transfers to (from) the
     interest maintenance reserve of $3,001 in 2001 and $(2,613) in 2000          (1,700)               7,569
                                                                               ---------            ---------
Net income                                                                     $  25,138            $  33,570
                                                                               =========            =========


See accompanying notes.


                         COLUMBUS LIFE INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY-BASIS
                                                                                  YEAR ENDED DECEMBER 31
                                                                                    2001                 2000
                                                                               ------------------------------
                                                                                      (in thousands)
Capital and surplus, beginning of year                                         $ 352,836            $ 330,448
     Net income                                                                   25,138               33,570
     Change in net unrealized gains (net of deferred taxes of $11,566)           (21,481)             (51,254)
     Change in deferred income tax                                                (9,887)                  --
     Change in nonadmitted assets                                                 (9,575)               3,715
     Change in asset valuation reserve                                            22,502               36,348
     Cumulative effects of changes in accounting principles                       47,709                   --
     Dividends to stockholders                                                   (70,000)                  --
     Other changes, net                                                                3                    9
                                                                               ---------            ---------
Capital and surplus, end of year                                               $ 337,245            $ 352,836
                                                                               =========            =========


See accompanying notes.



                         COLUMBUS LIFE INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS - STATUTORY-BASIS
                                                                                  YEAR ENDED DECEMBER 31
                                                                                    2001                 2000
                                                                               ------------------------------
                                                                                      (in thousands)
OPERATING ACTIVITIES:
Premium and annuity considerations                                             $ 162,219            $ 150,817
Net investment income received                                                   129,914              146,047
Surrender and annuity benefits paid                                              (98,211)            (134,462)
Death and other benefits to policyholders                                        (54,731)             (56,568)
Commissions, other expenses and taxes paid                                       (53,750)             (52,064)
Net transfers to separate accounts                                                (3,451)                (946)
Dividends paid to policyholders                                                  (15,304)             (15,269)
Federal income taxes paid to parent                                              (10,957)             (33,955)
Other, net                                                                       (18,298)             (25,201)
                                                                               ---------            ---------
Net cash provided (used) by operating activities                                  37,431              (21,601)
                                                                               =========            =========

INVESTMENT ACTIVITIES:
Proceeds from investments sold, matured or repaid:
     Debt securities                                                             480,273              339,468
     Stocks                                                                       64,306              179,980
     Mortgage loans                                                               11,952               20,913
     Other invested assets                                                         6,018                7,740
                                                                               ---------            ---------
Total investment proceeds                                                        562,549              548,101
Taxes paid on capital gains                                                       (1,543)              (8,041)
                                                                               ---------            ---------
Net proceeds from investments sold, matured or repaid                            561,006              540,060

Cost of investments acquired:
     Bonds                                                                      (486,966)            (323,716)
     Stocks                                                                      (66,157)            (120,349)
     Mortgage loans                                                              (17,015)             (22,200)
     Other invested assets                                                       (21,430)             (49,478)
                                                                               ---------            ---------
Total cost of investments acquired                                              (591,568)            (515,743)

Net decrease in policy loans                                                       1,228                1,010
                                                                               ---------            ---------
Net cash (used) provided by investment activities                                (29,334)              25,327
                                                                               ---------            ---------

FINANCING ACTIVITIES:
Deposits on deposit-type contract funds and other
 liabilities without life or disability contingencies                              6,668                5,635
Dividends paid to stockholder                                                    (70,000)                  --
Withdrawals on deposit-type contract funds and other
 liabilities without life or disability contingencies                             (8,345)              (8,055)
                                                                               ---------            ---------
Net cash used by financing activities                                            (71,677)              (2,420)
                                                                               ---------            ---------
Net change in cash, cash equivalents and short-term investments                  (63,580)               1,306
Cash, cash equivalents and short-term investments:
     Beginning of year                                                            56,880               55,574
                                                                               ---------            ---------
     End of year                                                               $  (6,700)           $  56,880
                                                                               =========            =========

See accompanying notes.

                         COLUMBUS LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2001 AND 2000

1. ORGANIZATION AND NATURE OF BUSINESS

Columbus Life Insurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual life, universal life and annuity contracts through general and independent agents and affiliated broker-dealers. The Company is licensed in 46 states and the District of Columbia. Approximately 52% of the gross premiums and annuity considerations for the Company were derived from Ohio, California, Michigan, Florida, Indiana and New Jersey.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

     o Certain assets are excluded from the statements of admitted assets, liabilities and capital and surplus as "non-admitted assets" (principally furniture and equipment) for statutory reporting purposes.

     o Debt securities are carried at amortized cost for statutory purposes rather than fair value.

     o Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

     o The accounts and operations of the Company's subsidiaries are not consolidated with accounts and operations of the Company as would be required by GAAP.

     o The costs of acquiring and renewing new business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

     o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

     o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by a NAIC prescribed formula and is reported as a liability; AVR is not recognized under GAAP.

     o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

     o Policyholder dividends are recognized when declared rather than over the term of the related policies.

     o Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

See Note 10 for a reconciliation of the Company's surplus and net income from statutory to GAAP.

Effective January 1, 2001, the NAIC revised the Accounting Practices and Procedures Manual in a process referred to as codification. The Department has adopted the provisions of the revised man-ual. The Company recorded, directly to surplus, a cumulative effect of the changes in accounting principles of $47,709,000. Included in the adjustment is an increase in surplus of approximately $49,648,000 related to the impact of recognizing a net admitted deferred tax asset.

Other significant accounting practices are as follows:

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Subsequent to January 1, 2001, premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity and risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Prior to January 1, 2001 life, annuity, accident and health premiums are recognized as revenue when due. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, at cost and all other stocks at market value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains (losses) were reported in unassigned surplus without any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

The Company's subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at unpaid principal balances, less allowance for impairment.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Prior to January 1, 2001, real estate, other than that occupied by the Company, was reported at the lower of depreciated cost or fair value. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

Joint ventures and partnerships are carried at the Company's interest in the underlying GAAP equity of the joint venture or partnership. The carrying value shown in the balance sheet under "other invested assets" approximates the fair value. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when declared.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of bonds, stocks, mortgage loans, real estate, and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the remaining life of the investments sold. The net gain (loss) deferred as a result of recording the interest maintenance reserve was $3,001,000 and $(2,613,000), which is net of federal income tax expense (benefit) of $1,610,000 and $(1,407,000) in 2001 and 2000, respectively.

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for permanent declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not permanent, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

POLICY RESERVES

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                                   PERCENTAGE OF RESERVES
                                                                  ------------------------
                                                                  2001                 2000
                                                                  ------------------------
Life insurance:
     1941 Commissioners Standard Ordinary, 2-1/2% - 3%               3.2%                 3.4%
     1958 Commissioners Standard Ordinary, 2-1/2% - 4-1/2%          22.3                 22.9
     1980 Commissioners Standard Ordinary, 4% - 5%                  43.9                 41.5
Annuities:
     Various, 2-1/2% - 7-1/2%                                       28.6                 30.1
Supplemental benefits:
     Various, 2-1/2% - 7-1/2%                                        1.2                  1.2
Other, 2% - 5-1/2%                                                   0.8                  0.9
                                                               ---------            ---------
                                                                   100.0%               100.0%
                                                               =========            =========

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interests rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating period.

As of December 31, 2001, reserves of $18,326,000 are recorded on inforce amounts of $1,548,791,000 for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

POLICYHOLDERS' DIVIDENDS

The amount of policyholders' dividends to be paid is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

At December 31, 2001, participating policies represent approximately 15.7% ($1,613,130,000) of directly written life insurance in force, net of amounts ceded.

POLICY AND CONTRACT CLAIMS

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2001 and 2000. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency.

Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

SEPARATE ACCOUNT

The Company maintains a separate account, which holds assets related to the Company's variable universal life products. The assets of the separate account consist primarily of mutual funds, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounted for the original policies issued and the terms of the reinsurance contracts.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

FEDERAL INCOME TAXES

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained in the parent company under the tax sharing agreement. Any difference between the amount of tax expense or benefit under the separate return method and the amount of cash paid or received under the tax sharing agreement is treated as either a dividend or a capital contribution.

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATION

Previously reported amounts for 2000 have in some instances been reclassified to conform to the 2001 presentation.

3. DEBT AND EQUITY SECURITIES

Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investment. The amortized cost and estimated fair values of debt securities at December 31, 2001 and 2000 are as follows:


                                                                              2001
                                                  ------------------------------------------------------------
                                                         AMORTIZED   UNREALIZED    UNREALIZED     ESTIMATED
                                                            COST        GAIN         LOSSES       FAIR VALUE
                                                  ------------------------------------------------------------
                                                                         (IN THOUSANDS)
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies         $      4,869      $     420      $     --   $      5,289
Debt securities issued by states of the U.S. and
   political subdivisions of the states                     9,760            375            --         10,135
Corporate securities                                    1,114,985         45,700        13,935      1,146,750
Mortgage-backed securities                                349,490         11,966           312        361,144
Foreign government securities                                 251             --             7            244
                                                  ------------------------------------------------------------
Total                                                  $1,479,355        $58,461       $14,254     $1,523,562
                                                  ============================================================

                                                                              2000
                                                  ------------------------------------------------------------
                                                         AMORTIZED   UNREALIZED    UNREALIZED     ESTIMATED
                                                            COST        GAIN         LOSSES       FAIR VALUE
                                                  ------------------------------------------------------------
                                                                         (IN THOUSANDS)
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies           $   11,294         $  407         $  --     $   11,701
Debt securities issued by states of the U.S. and
   political subdivisions of the states                    30,802            834           170         31,466
Corporate securities                                    1,066,399         21,943        25,755      1,062,587
Mortgage-backed securities                                365,215          5,638         1,457        369,396
Foreign government securities                                 250             13            --            263
                                                  ------------------------------------------------------------
Total                                                  $1,473,960        $28,835       $27,382     $1,475,413
                                                  ============================================================

The amortized cost and estimated fair value of debt securities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               AMORTIZED           ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              -------------------------------
                                                                                      (IN THOUSANDS)
Due in one year or less                                                       $  102,178           $  103,931
Due after one year through five years                                            368,683              387,036
Due after five years through ten years                                           357,410              364,024
Due after ten years                                                              301,594              307,426
Mortgage-backed securities                                                       349,490              361,145
                                                                              ----------           ----------
Total                                                                         $1,479,355           $1,523,562
                                                                              ==========           ==========


Proceeds from sales of investments in debt securities during 2001 and 2000 were $459,773,000 and $330,146,000, respectively. Gross gains of $6,945,000 and
$1,129,000 and gross losses of $2,119,000 and $5,149,000 were realized on those sales in 2001 and 2000, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                                                                              2001
                                                  ------------------------------------------------------------
                                                         AMORTIZED   UNREALIZED    UNREALIZED     ESTIMATED
                                                            COST        GAIN         LOSSES       FAIR VALUE
                                                  ------------------------------------------------------------
                                                                         (IN THOUSANDS)
Preferred stocks                                         $ 27,148         $  442        $  267       $ 27,332
                                                  ============================================================
Common stock                                             $106,740         22,118       $11,153       $117,705
Subsidiaries                                               52,998         12,583         8,159         57,422
                                                  ------------------------------------------------------------
Total common stock                                       $159,738        $34,701       $19,312       $175,127
                                                  ============================================================

                                                                              2000
                                                  ------------------------------------------------------------
                                                         AMORTIZED   UNREALIZED    UNREALIZED     ESTIMATED
                                                            COST        GAIN         LOSSES       FAIR VALUE
                                                  ------------------------------------------------------------
                                                                         (IN THOUSANDS)
Preferred stocks                                         $ 22,764          $  --        $  748       $ 22,016
                                                  ============================================================
Common stock                                             $106,212        $31,098       $13,046       $124,264
Subsidiaries                                               52,998         28,304         9,866         71,436
                                                  ------------------------------------------------------------
Total common stock                                       $159,210        $59,402       $22,912       $195,700
                                                  ============================================================


Proceeds from sales of investments in equity securities during 2001 and 2000 were $64,306,000 and $179,980,000, respectively. Gross gains of $13,117,000 and
$45,162,000 and gross losses of $8,539,000 and $28,937,000 were realized on these sales in 2001 and 2000, respectively.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

The fair values of mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $157,174,000 and $163,389,000, and $157,387,000 and $156,411,000 at
December 31, 2001 and 2000, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $73,571,000 and $74,798,000 at December 31, 2001 and 2000, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $1,222,378,000 and $1,123,792,000 and $1,183,136,000, and $1,091,836,000 for 2001 and 2000,
respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5. CONCENTRATIONS OF CREDIT RISK

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $120,600,000, with an aggregate fair value of $115,295,000. Those holdings amounted to 8.1% of the Company's investments in bonds and less than 5.7% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 38.09% of such mortgages ($59,863,000) involved properties located in Florida and Ohio. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $5,953,000.

During 2001, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 6.90% and 7.50%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2001, the Company held no mortgages with interest overdue beyond one year.

The Company did not reduce interest rates on any outstanding mortgages. At December 31, 2001, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. At December 31, 2001, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions that may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of durations and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

6. RELATED PARTY TRANSACTIONS

The Company is party to a service agreement with Western and Southern for the performance of certain legal services, investment advisory and data processing functions. The Company paid $9,288,000 and $8,729,000 in 2001 and 2000, respectively, for these services.

The Company has entered into an agreement with Western and Southern where the Company reinsured the liabilities of, and began servicing and administering the former business of, Columbus Mutual Life Insurance Company (Columbus Mutual), a former affiliate of Western and Southern which merged with Western and Southern. The agreement is anticipated to last until all obligations for policies issued by Columbus Mutual are settled. Reserves reflected on the Company's balance sheets for policies and contracts included under the Agreement are:

                                                        DECEMBER 31
                                                    2001                 2000
                                                -----------------------------
                                                      (IN THOUSANDS)

     Life and annuity reserves                  $815,289             $835,099
     Accident and health reserves                  9,888               11,403



The Company participates in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in Other Assets on the Balance Sheets, were $50,305,000 and $25,609,000 at December 31, 2001 and 2000,
respectively.

7. FEDERAL INCOME TAXES

The Company is included in the consolidated return for Western and Southern. As of December 31, 2001 and 2000, the Company had a payable to Western and Southern in the amount of $3,117,000 and $3,716,000, respectively, related to federal income taxes payable.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

The components of the net deferred tax asset at December 31, 2001 are as follows (in thousands):

     Gross deferred tax assets                                        $63,102
     Gross deferred tax liabilities                                     7,036
     Deferred tax assets non-admitted                                  14,931
     Change in deferred tax assets non-admitted                        10,193

The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, 2001 are as follows (in thousands):

     Current income tax expense:
       Operations                                                     $10,368
       Realized capital gains                                           1,543

     Change in deferred tax assets                                      1,270
     Change in deferred tax liabilities                                (2,949)
                                                                      -------
     Net change in deferred taxes                                     $(1,679)
                                                                      =======


The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Gain from Operations Before Federal Income Taxes and Net Realized Capital Gains. The significant differences for the year ended December 31, 2001 are as follows (in thousands):

     Expected federal income tax expense                              $13,022
     Book over tax reserves                                             2,049
     Dividend received deduction                                         (675)
     Accrued market discount                                           (1,369)
     Accrued dividends                                                 (2,063)
     Tax credits                                                         (898)
     Other                                                                302
                                                                      -------
     Total incurred income tax expense                                $10,368
                                                                      =======


8. DIVIDEND RESTRICTIONS

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure, without prior approval of the regulators, to the greater of ten percent of statutory surplus or the prior year statutory net gain from operations. For 2002, the Company has $33,725,000 available for payment of dividends to Western and Southern without further approval of the regulators.

On February 26, 2001, the Company obtained state approval and paid a dividend of $70,000,000 to Western and Southern. The Company's remaining surplus was substantially in excess of amounts required to be held by regulatory agencies.

9. COMMITMENTS AND CONTINGENCIES

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes its defenses are meritorious and that the eventual outcome will not have a material effect on the Company's financial position.

At December 31, 2001, the Company does not have any material lease agreements for office space or equipment.

10. REGULATORY MATTERS

A reconciliation of SAP Surplus and GAAP Surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:

                                                              2001                 2000
                                                         ------------------------------
                                                                (IN THOUSANDS)
SAP surplus                                               $337,245             $352,836
Deferred policy acquisition costs                          131,291              148,303
Policy reserves                                            (24,172)             (22,428)
Asset valuation and interest maintenance reserves           33,849               55,951
Income taxes                                               (40,236)              14,235
Net unrealized loss on available-for-sale securities        47,633               (5,369)
Other, net                                                  27,287               15,359
                                                         ---------            ---------
GAAP surplus                                              $512,897             $558,887
                                                         =========            =========

                                                              2001                 2000
                                                         ------------------------------
                                                                (IN THOUSANDS)
SAP net income                                             $25,138              $33,570
Deferred policy acquisition costs                              593               (6,796)
Policy reserves                                             (2,466)               4,576
Income taxes                                                 4,744                7,450
Interest maintenance reserve                                   122               (5,513)
Other, net                                                  (8,622)               7,773
                                                         ---------            ---------
GAAP net income                                            $19,509              $41,060
                                                         =========            =========

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2001 and 2000, the Company exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

11. ANNUITY RESERVES

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT              PERCENT
                                                                               ------------------------------
                                                                                      (IN THOUSANDS)
Subject to discretionary withdrawal:
     At book value less current surrender charge of 5% or more                  $ 77,632                   15%
Subject to discretionary withdrawal (without adjustment) at book value
     with minimal or no charge or adjustment                                     418,824                   81%
Not subject to discretionary withdrawal                                           20,600                    4%
                                                                               ---------            ---------
Total annuity reserves and deposit fund liabilities before reinsurance          $517,056                100.0%
                                                                               =========            =========


The annuity reserves and deposit fund liabilities are included in "Policy reserves" in the balance sheets.

12. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                    2001                 2000
                                                                               ------------------------------
                                                                                      (IN THOUSANDS)
Premiums                                                                         $12,132              $13,095
Benefits paid or provided                                                         10,161                5,354
Policy and contract liabilities, at year end                                       9,937                2,985

At December 31, 2001 the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The net amount of reduction to capital and surplus at December 31, 2001 if all reinsurance agreements were cancelled is $0.

In 2001 and 2000, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

13. SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds, which are administered for variable universal life contracts. The assets consist of mutual funds. The assets are carried at market value.

The separate account assets do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2001 is as follows:

                                                                       NONGUARANTEED
                                                                   SEPARATE ACCOUNTS
                                                                   -----------------
                                                                      (IN THOUSANDS)
Premiums, deposits and other considerations for the year ended
     December 31, 2001                                                     $   3,652
                                                                           =========



Reserves for separate accounts as of December 31, 2001
     (all subject to discretionary withdrawal)                             $   3,206
                                                                           =========



A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                2001
                                                                        ------------
                                                                       (IN THOUSANDS)

Transfers as reported in the statements of income of the separate accounts statement:
       Transfers to separate accounts                                      $   3,652
       Transfers from separate accounts                                         (210)
                                                                           ---------
Net transfers from separate accounts                                           3,442

Reconciling Adjustments:
     Miscellaneous income                                                          9
                                                                           ---------
Net transfers as reported in the statements of income                      $   3,451
                                                                           =========


14. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2001, were as follows:

                                                                                   GROSS       NET OF LOADING
                                                                             --------------------------------
                                                                                       (IN THOUSANDS)
Ordinary new business                                                        $       169          $       131
Ordinary renewal                                                                   6,344                6,204
                                                                             -----------          -----------

Total                                                                        $     6,513          $     6,335
                                                                             ===========          ===========


                                     PART II

              INFORMATION NOT REQUIRED TO BE FILED IN A PROSPECTUS

Undertaking to File Reports

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

INFORMATION AND UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

The Code of Regulations of Columbus Life Insurance Company provides in Article VI that:

                                   ARTICLE VI
                          Indemnification and Insurance

         Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

         Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common

         Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

         Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER POLICIES PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.



                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

          The facing sheet

          Reconciliation and Tie between the Items in Form N-8B-2 and the Prospectus

          The Prospectus consisting of 86 pages

          The undertaking to file reports

          Other undertakings and representations

          The signatures

          Written consents

          The following exhibits:

          1.       Exhibits required by Article IX, paragraph A, of Form N-8B-2:

          (1) Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account (1)

          (2)  Not applicable

          (3) (a)(i) Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc.
     (2)

                (ii) Addendum to Schedule A of Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (9)

                (iii) Supplemental Addendum to Schedule A of Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies. (9)

          (b) (i) Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (3)

                (ii) Commission Schedule to Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (9)

                (iii) Form of Broker-Dealer Sales Agreement by and between Touchstone Securities, Inc., Columbus Life Insurance Company and a broker-dealer (9)

          (4)           Not applicable

          (5) (a)       Form of Survivorship Variable Universal Life Insurance
Policy issued by Columbus Life Insurance Company (8)

              (b)       Form of Accelerated Death Benefit Rider (3)

              (c)       Form of Other Insured Rider (9)

              (d)       Form of Accelerated Death Benefit Plus Rider (3)

              (e)       Form of Extended Coverage Benefit Rider (9)

              (f)       Form of Extended No-Lapse Guarantee Rider (9)

              (g)       Form of Last Survivor Additional Life Rider (9)

              (h)       Form of Estate Protection Rider (9)

              (i)       Form of Estate Tax Repeal Rider (9)

          (6) (a) (i)   Certificate of Incorporation of the Columbus Life
     Insurance Company (5)

                (ii) Certificate of Amendment of Articles of Incorporation of Columbus Life Insurance Company (5)

              (b)       Code of Regulations of the Columbus Life Insurance
     Company (5)

          (7)           Not applicable

          (8) (a) (i)   Fund Participation Agreement between Columbus Life
     Insurance Company and Touchstone Variable Series Trust (5)

                (ii) Amended Exhibit B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

                (iii) Amendment to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

                (iv) Amended Exhibit A to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (9)

          (b) (i) Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

                (ii) Amendment No.1 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

                (iii) Amendment No. 2 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (6)

              (c) (i)   Administrative Services letter between Bankers Trust
     Company and Columbus Life Insurance Company (3)

                (ii) Amendment No.1 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

                (iii) Amendment No. 2 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (6)

              (d) (i) Janus Aspen Series Fund Participation Agreement (Service Shares) between Janus Aspen Series and Columbus Life Insurance Company (3)

                (ii) Amendment No. 1 to Fund Participation Agreement between Janus Aspen Series and Columbus Life Insurance Company (7)

                (iii) Amendment No. 2 to Fund Participation Agreement between Janus Aspen Series and Columbus Life Insurance Company (9)

              (e) Distribution and Shareholder Services Agreement, Service Shares of Janus Aspen Series (for Insurance Companies), by and between Janus Distributors, Inc. and Columbus Life Insurance Company (3)

              (f) (i) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (3)

                (ii) Amendment No. 1 to Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (9)

              (g) Participation Agreement among The Legends Fund, Inc., Touchstone Securities, Inc. and Columbus Life Insurance Company (3)

              (h) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Columbus Life Insurance Company (3)

              (i) Service Contract between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

              (j) (i) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

                (ii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (9)

              (k) (i)   Letter Agreement between OppenheimerFunds, Inc. and
     Columbus Life Insurance Company (3)

                (ii) Amendment No. 1 to Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

                (iii) Amendment to Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (filed herewith)

              (l)(i) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company
    (3)

                (ii) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

              (m) (i)    Participation Agreement among Panorama Series Fund,
     Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

                (ii) Amendment No. 1 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

              (n) Administrative Services Agreement between Massachusetts Financial Services Company, Western-Southern Life Assurance Company, and Columbus Life Insurance Company (3)

              (o) Sub-license Agreement by and between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

          (9)           Not Applicable

          (10)(a) Form of Columbus Life Insurance Company Application for Life Insurance (3)

              (b) Form of Columbus Life Insurance Company Supplement to Application for Life Insurance to be Completed When Applying for Flexible Premium Variable Universal Life (3)

              (c) Alternative form of Columbus Life Insurance Company Application for Life Insurance (9)

          (11) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Survivorship Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company (filed herewith)

         2.     Opinion and Consent of Counsel (filed herewith)

         3.     None

         4.     Not Applicable

         5.     Not required

         99.(1) Actuarial Opinion and Consent (filed herewith)

         99.(2) Consent of Ernst & Young LLP (filed herewith)

         99.(3) Powers of Attorney (filed herewith)


(1) Incorporated by reference to the Registration Statement on Form S-6, File No. 333-78489, filed May 14, 1999.
(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed May 1, 2000.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-47940, filed February 7, 2001.
(4)   Incorporated by reference to the Registration Statement, File
      No. 333-47940, filed October 13, 2000.
(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed
      August 19, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-78489, filed on
      April 26, 2001.
(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-47940, filed
      April 26, 2001.
(8)   Incorporated by reference to the Registration Statement on Form S-6,
      File No. 333-73390, filed November 15, 2001.

(9) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-73390, filed January 28, 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Columbus Life Insurance Company Separate Account 1, has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 26th day of April, 2002.

                              COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

                              By: COLUMBUS LIFE INSURANCE COMPANY


                              By: /s/ Lawrence L. Grypp
                                  --------------------------------------
                                  Lawrence L. Grypp
                                  President and Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                                  Principal Executive Officer:


                                  /s/ Lawrence L. Grypp
                                  --------------------------------------
                                  Lawrence L. Grypp
                                  President and Chief Executive Officer
                                  April 26, 2002


                   Principal Accounting and Financial Officer:


                                  /s/ Robert L. Walker
                                  --------------------------------------
                                  Robert L. Walker
                                  Chief Financial Officer
                                  April 26, 2002

                                  Directors:
                                  William J. Williams*
                                  John H. Barrett*
                                  Paul H. Amato*
                                  James N. Clark*
                                  Ralph E. Waldo*
                                                  Lawrence L. Grypp


                                  By: /s/ Lawrence L. Grypp
                                       ---------------------------------
                                       Lawrence L. Grypp
                                       individually and as attorney in fact*
                                       for each Director
                                       April 26, 2002

                                  EXHIBIT INDEX


EXHIBIT NO.       DESCRIPTION                                               PAGE
-----------       -----------                                               ----

1.8(k)(iii) Amendment to Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company

1.(11) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Survivorship Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company

2.     Opinion and Consent of Counsel

99.(1) Actuarial Opinion and Consent

99.(2) Consent of Ernst & Young LLP

99.(3) Powers of Attorney


                                      II-9